UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-140812
Pre-Effective Amendment No.□
Post-Effective Amendment No. 13☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-05701
Amendment No. 51☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2013 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® Advisor Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2013.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2013), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 39. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim SBL Fund
•	Guggenheim Variable Fund
•	Ivy Funds Variable Insurance Portfolios

•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	0.65%
Extra Value Options[2] (an applicant may elect one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	0.85%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.00%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.25%
Administrative Charge (applicable to all contracts)	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
4% Extra Value Option Charge	0.55%
Maximum Possible Total Variable Account Charges	1.20%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2012, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.54%	4.73%
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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.20%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (4.73%)	$623	$1,845	$3,038	$5,894	*	$1,845	$3,038	$5,894	$623	$1,845	$3,038	$5,894
Minimum Total Underlying Mutual Fund Operating Expenses (0.54%)	$183	$ 566	$ 973	$2,111	*	$ 566	$ 973	$2,111	$183	$ 566	$ 973	$2,111
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
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Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
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If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2012, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Option
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
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•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	in any Contract Year before the end of the seventh Contract Year, the Contract Owner takes one or more partial withdrawals that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
(1)	If the withdrawal is taken in order to pay registered representative fees;
(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner, during the first seven Contract Years, takes one or more partial surrenders each Contract Year that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $15,000 withdrawal. Under the contract Mr. X is entitled to
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withdraw up to 10% of purchase payments made to the contract during the first Contract Year without subjecting any of the credit to recapture. Thus, he can take ($100,000 x 10%) = $10,000 free of recapture. That leaves $5,000 of the withdrawal subject to recapture. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $15,000 partial withdrawal is $150.
The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the withdrawal date.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 0.85% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.45%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 0.85% will have a lower unit value than Sub-Account X with charges of 0.45% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
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If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 75 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 75 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
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•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits) allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.45% to 1.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
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Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS AdvisorOne Amerigo
•	Guggenheim Variable Fund - CLS AdvisorOne Clermont
•	Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
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•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
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•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
•	Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Fund - All-Asset Aggressive Strategy
•	Guggenheim Variable Fund - All-Asset Conservative Strategy
•	Guggenheim Variable Fund - All-Asset Moderate Strategy
•	Guggenheim Variable Fund - DWA Flexible Allocation
•	Guggenheim Variable Fund - DWA Sector Rotation
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Fund - U.S. Long Short Momentum
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for the Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II, underlying mutual funds of Guggenheim Variable Fund, and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
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(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
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Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests must be submitted in writing to the Service Center and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Any withdrawals may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
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(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
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Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner's Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee.
For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
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Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
Distributions will be made as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
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The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The optional death benefit includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
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(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
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Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
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Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.45% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
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Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.
The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices. The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.
In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and 21 other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of to the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for
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the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 13, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. NRS continues to defend this case vigorously.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009." On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009, order granting class certification and remanded the class back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.
On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The lower court granted Nationwide's motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiff filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide has 30 days to file an opposition memorandum. Nationwide filed its memorandum in opposition to plaintiffs' petition for jurisdiction to the Ohio Supreme Court on February 27, 2013.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008, the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and on February 13, 2013, the Court extended the stay. Responsive pleadings are now due September 5, 2013. Lehman recently sent correspondence out to all defendants inviting settlement discussions which is under review.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-140812
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Long-term growth of capital.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
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Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: FF, LTF
Guggenheim Variable Fund - All-Asset Aggressive Strategy
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks growth of capital.
Designation: FF, LTF
Guggenheim Variable Fund - All-Asset Conservative Strategy
Investment Advisor:	Security Investors, LLC
Investment Objective:	Primarily seeks preservation of capital and, secondarily seeks long-term growth of capital.
Designation: FF, LTF
41

Guggenheim Variable Fund - All-Asset Moderate Strategy
Investment Advisor:	Security Investors, LLC
Investment Objective:	Primarily seeks growth of capital and, secondarily seeks preservation of capital.
Designation: FF, LTF
Guggenheim Variable Fund - CLS AdvisorOne Amerigo
Investment Advisor:	Security Investors, LLC
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Clermont
Investment Advisor:	Security Investors, LLC
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
Investment Advisor:	Security Investors, LLC
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - DWA Flexible Allocation
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks to provide capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Guggenheim Variable Fund - DWA Sector Rotation
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Global Managed Futures Strategy (formerly, Guggenheim Variable Fund - Managed Futures Strategy)
Investment Advisor:	Security Investors, LLC
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Fund - U.S. Long Short Momentum
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
42

Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Designation: LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
43

Nationwide Variable Insurance Trust - NVIT CardinalSM Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT CardinalSM Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
44

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF, LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
45

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares
Investment Advisor:	RJO Investment Management, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
46

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares)
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum real return.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
Designation: LTF
47

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
Designation: ATF
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
Designation: ATF
48

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.
Designation: ATF
49

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse site) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
Designation: ATF
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
50

ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
51

Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
52

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
53

Rydex Variable Trust - Nova Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Security Global Investors
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
54

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Security Investors, LLC
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
55

Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
56

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.45%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2012 (the maximum Variable Account charge of 1.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
•	Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	10.701471	12.223844	14.23%	10,958
2011	10.425522	10.701471	2.65%	3,125
2010*	10.000000	10.425522	4.26%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	10.540718	12.022619	14.06%	33,331
2011	10.481925	10.540718	0.56%	3,462
2010*	10.000000	10.481925	4.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
57

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.551035	5.51%	9,268
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.393519	12.111195	16.53%	13,889
2011	10.367344	10.393519	0.25%	1,475
2010*	10.000000	10.367344	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.173616	12.725605	13.89%	13,827
2011	11.226480	11.173616	-0.47%	3,489
2010*	10.000000	11.226480	12.26%	505
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.641053	6.41%	44,207
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.971761	11.181296	12.13%	987
2011	10.465349	9.971761	-4.72%	751
2010*	10.000000	10.465349	4.65%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	10.070644	10.798072	7.22%	7,559
2011	10.249553	10.070644	-1.75%	7,509
2010*	10.000000	10.249553	2.50%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.869373	10.809881	9.53%	970
2011	10.200080	9.869373	-3.24%	970
2010*	10.000000	10.200080	2.00%	0
58

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.782158	9.940848	13.19%	1,179
2011	9.516499	8.782158	-7.72%	1,179
2010	8.302887	9.516499	14.62%	459
2009	5.982812	8.302887	38.78%	1,680
2008	10.560125	5.982812	-43.35%	138
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.581056	10.566748	10.29%	1,108
2011	9.651027	9.581056	-0.73%	611
2010	8.735016	9.651027	10.49%	126,754
2009	7.158065	8.735016	22.03%	0
2008	10.282751	7.158065	-30.39%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	9.116216	10.201885	11.91%	1,232
2011	9.559867	9.116216	-4.64%	664
2010	8.442286	9.559867	13.24%	0
2009	6.245042	8.442286	35.18%	0
2008	10.841403	6.245042	-42.40%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.716731	8.860810	1.65%	2,265
2011	9.854028	8.716731	-11.54%	1,719
2010*	10.000000	9.854028	-1.46%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.887887	9.187019	3.37%	9,612
2011	9.632439	8.887887	-7.73%	5,515
2010*	10.000000	9.632439	-3.68%	2,987
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456
2008*	10.000000	9.727880	-2.72%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
2008	10.079339	8.155551	-19.09%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
2008	11.060826	6.525624	-41.00%	0
59

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.013982	12.576948	14.19%	646
2011	10.657936	11.013982	3.34%	204,871
2010*	10.000000	10.657936	6.58%	39,911
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0
60

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.758676	10.222002	16.71%	1,022
2011	11.336741	8.758676	-22.74%	704
2010*	10.000000	11.336741	13.37%	704
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	10.904211	11.185103	2.58%	47,934
2011	10.212063	10.904211	6.78%	29,227
2010*	10.000000	10.212063	2.12%	11,832
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	10.211049	11.783449	15.40%	456
2011	10.677477	10.211049	-4.37%	0
2010*	10.000000	10.677477	6.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.504706	11.448591	8.99%	1,667
2011	10.460882	10.504706	0.42%	1,667
2010*	10.000000	10.460882	4.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.412258	11.640346	11.79%	0
2011	10.563166	10.412258	-1.43%	0
2010*	10.000000	10.563166	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.542450	11.036361	4.68%	7,328
2011	10.287481	10.542450	2.48%	453
2010*	10.000000	10.287481	2.87%	96,885
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.447340	11.527949	10.34%	20,427
2011	10.498571	10.447340	-0.49%	8,984
2010*	10.000000	10.498571	4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	10.334094	11.700867	13.23%	3,651
2011	10.608145	10.334094	-2.58%	0
2010*	10.000000	10.608145	6.08%	0
61

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.577673	11.368521	7.48%	8,169
2011	10.400214	10.577673	1.71%	4,409
2010*	10.000000	10.400214	4.00%	40,087
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.892590	10.352667	16.42%	9,352
2011	10.684909	8.892590	-16.77%	22,989
2010*	10.000000	10.684909	6.85%	49,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.105054	12.533794	12.87%	259
2011	11.228316	11.105054	-1.10%	259
2010*	10.000000	11.228316	12.28%	259
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	10.179012	12.218508	20.04%	20,686
2011	10.781514	10.179012	-5.59%	869
2010*	10.000000	10.781514	7.82%	270
62

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	10.421704	11.980565	14.96%	2,883
2011	11.083296	10.421704	-5.97%	2,649
2010*	10.000000	11.083296	10.83%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.491520	11.940488	13.81%	5,423
2011	10.456652	10.491520	0.33%	0
2010*	10.000000	10.456652	4.57%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.675759	-3.24%	261
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.264877	2.65%	3,869
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
63

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.567626	9.523418	11.16%	2,379
2011	11.266994	8.567626	-23.96%	35,679
2010*	10.000000	11.266994	12.67%	14,682
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
64

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
65

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
66

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
2008	8.346002	4.888426	-41.43%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
2008	11.122248	6.045586	-45.64%	4,535
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
2008	10.695240	9.393284	-12.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092
2008	11.927349	6.052691	-49.25%	1,092
67

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
2008	10.794636	8.232553	-23.73%	3,912
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
2008	9.637152	3.673001	-61.89%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362
2008	11.354022	6.099644	-46.28%	4,307
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
2008	10.778689	4.549316	-57.79%	4,659
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
2008	10.406073	4.676156	-55.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
2008	8.925527	4.616540	-48.28%	0
68

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311
2008	10.986701	15.839878	44.17%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
2008	10.181192	7.615876	-25.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
2008	10.310462	5.658062	-45.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0
2008	10.078710	16.137652	60.12%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
2008	9.173328	6.373286	-30.52%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
2008	10.122760	13.545774	33.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
2008	9.401514	13.853817	47.36%	0
69

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0
2008	10.156122	12.606931	24.13%	1,999
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
2008	10.082309	13.976125	38.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
2008	9.088049	6.063831	-33.28%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
2008	9.987244	5.061320	-49.32%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0
2008	9.628009	4.328896	-55.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
2008	10.928265	2.981049	-72.72%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
2008	10.627688	6.145508	-42.17%	0
70

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
2008	9.783317	4.433848	-54.68%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214
2008	11.637003	7.117050	-38.84%	4,397
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
2008	9.416573	5.470751	-41.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
2008	8.902892	5.942734	-33.25%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
2008	9.566797	4.631768	-51.58%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881
2008	9.698458	3.091053	-68.13%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
2008	10.144578	6.076983	-40.10%	0
71

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
2008	9.270493	4.738559	-48.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
2008	10.208819	6.489421	-36.43%	133
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954
2008	9.330706	5.236074	-43.88%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
2008	9.679292	6.328825	-34.61%	142
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
2008	8.404677	4.727487	-43.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
2008	9.153640	9.619432	5.09%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057
2008	10.011993	5.440856	-45.66%	0
72

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
2008	9.520232	5.180611	-45.58%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
2008	8.620542	6.414067	-25.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
2008	10.746568	7.534254	-29.89%	125
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0
2008	11.061930	9.664514	-12.63%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.663198	9.747727	0.87%	0
2011*	10.000000	9.663198	-3.37%	0
73

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.497991	4.98%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.721428	13.555438	15.65%	0
2011	11.780478	11.721428	-0.50%	0
2010	10.376946	11.780478	13.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.865907	12.281747	13.03%	0
2011	11.000027	10.865907	-1.22%	0
2010	8.988893	11.000027	22.37%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.587558	5.88%	0
74

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.847300	10.958355	11.28%	0
2011	10.413020	9.847300	-5.43%	0
2010*	10.000000	10.413020	4.13%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.944990	10.582812	6.41%	0
2011	10.198310	9.944990	-2.48%	0
2010*	10.000000	10.198310	1.98%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.746206	10.594372	8.70%	0
2011	10.149080	9.746206	-3.97%	0
2010*	10.000000	10.149080	1.49%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.607914	8.684111	0.89%	0
2011	9.804748	8.607914	-12.21%	0
2010*	10.000000	9.804748	-1.95%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.776953	9.003828	2.58%	0
2011	9.584275	8.776953	-8.42%	0
2010*	10.000000	9.584275	-4.16%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
75

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.224207	14.986793	13.33%	0
2011	12.893575	13.224207	2.56%	0
2010	11.532428	12.893575	11.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
76

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.649309	10.018144	15.83%	0
2011	11.280122	8.649309	-23.32%	0
2010*	10.000000	11.280122	12.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	14.485852	14.746780	1.80%	0
2011	13.669016	14.485852	5.98%	0
2010	13.202598	13.669016	3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	12.156072	13.922078	14.53%	0
2011	12.807682	12.156072	-5.09%	0
2010	11.314847	12.807682	13.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.373636	11.220357	8.16%	0
2011	10.408586	10.373636	-0.34%	0
2010*	10.000000	10.408586	4.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.282298	11.408275	10.95%	0
2011	10.510350	10.282298	-2.17%	0
2010*	10.000000	10.510350	5.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	12.304971	12.784182	3.89%	0
2011	12.098282	12.304971	1.71%	0
2010	11.559565	12.098282	4.66%	0
77

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.486987	13.674518	9.51%	0
2011	12.643266	12.486987	-1.24%	0
2010	11.543581	12.643266	9.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	12.415451	13.951361	12.37%	0
2011	12.841268	12.415451	-3.32%	0
2010	11.510378	12.841268	11.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.588398	13.427404	6.66%	0
2011	12.470934	12.588398	0.94%	0
2010	11.637304	12.470934	7.16%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.781499	10.146157	15.54%	0
2011	10.631512	8.781499	-17.40%	0
2010*	10.000000	10.631512	6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
78

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	10.218350	11.445928	12.01%	0
2011	10.410043	10.218350	-1.84%	0
2010	8.401591	10.410043	23.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.628621	16.235809	19.13%	0
2011	14.544720	13.628621	-6.30%	0
2010	11.631293	14.544720	25.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.988613	17.100497	14.09%	0
2011	16.060927	14.988613	-6.68%	0
2010	12.968472	16.060927	23.85%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.345799	12.815242	12.95%	0
2011	11.393758	11.345799	-0.42%	0
2010	10.162931	11.393758	12.11%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.221921	2.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
79

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	0
2010*	10.000000	11.210706	12.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
80

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
81

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
82

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
83

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
84

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
85

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
86

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
87

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0
88

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
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•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule generally is satisfied if the distribution is not made within the five-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual reatirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
•	In addition, under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
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(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
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Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
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(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
98

(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
99

State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
100

America's marketFLEX® Advisor Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2013
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2013. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021, or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $168.3 billion as of December 31, 2012.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2012. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2012; therefore, no Condensed Financial Information is available:
•	American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 4
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2
•	Guggenheim SBL Fund - Series F (Floating Rate Strategies Series)
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	10.701471	12.223844	14.23%	10,958
2011	10.425522	10.701471	2.65%	3,125
2010*	10.000000	10.425522	4.26%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	10.540718	12.022619	14.06%	33,331
2011	10.481925	10.540718	0.56%	3,462
2010*	10.000000	10.481925	4.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.551035	5.51%	9,268
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.393519	12.111195	16.53%	13,889
2011	10.367344	10.393519	0.25%	1,475
2010*	10.000000	10.367344	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.173616	12.725605	13.89%	13,827
2011	11.226480	11.173616	-0.47%	3,489
2010*	10.000000	11.226480	12.26%	505
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.641053	6.41%	44,207
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.971761	11.181296	12.13%	987
2011	10.465349	9.971761	-4.72%	751
2010*	10.000000	10.465349	4.65%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	10.070644	10.798072	7.22%	7,559
2011	10.249553	10.070644	-1.75%	7,509
2010*	10.000000	10.249553	2.50%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.869373	10.809881	9.53%	970
2011	10.200080	9.869373	-3.24%	970
2010*	10.000000	10.200080	2.00%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.782158	9.940848	13.19%	1,179
2011	9.516499	8.782158	-7.72%	1,179
2010	8.302887	9.516499	14.62%	459
2009	5.982812	8.302887	38.78%	1,680
2008	10.560125	5.982812	-43.35%	138

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.581056	10.566748	10.29%	1,108
2011	9.651027	9.581056	-0.73%	611
2010	8.735016	9.651027	10.49%	126,754
2009	7.158065	8.735016	22.03%	0
2008	10.282751	7.158065	-30.39%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	9.116216	10.201885	11.91%	1,232
2011	9.559867	9.116216	-4.64%	664
2010	8.442286	9.559867	13.24%	0
2009	6.245042	8.442286	35.18%	0
2008	10.841403	6.245042	-42.40%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.716731	8.860810	1.65%	2,265
2011	9.854028	8.716731	-11.54%	1,719
2010*	10.000000	9.854028	-1.46%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.887887	9.187019	3.37%	9,612
2011	9.632439	8.887887	-7.73%	5,515
2010*	10.000000	9.632439	-3.68%	2,987
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456
2008*	10.000000	9.727880	-2.72%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
2008	10.079339	8.155551	-19.09%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
2008	11.060826	6.525624	-41.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	11.013982	12.576948	14.19%	646
2011	10.657936	11.013982	3.34%	204,871
2010*	10.000000	10.657936	6.58%	39,911
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.758676	10.222002	16.71%	1,022
2011	11.336741	8.758676	-22.74%	704
2010*	10.000000	11.336741	13.37%	704
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	10.904211	11.185103	2.58%	47,934
2011	10.212063	10.904211	6.78%	29,227
2010*	10.000000	10.212063	2.12%	11,832
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	10.211049	11.783449	15.40%	456
2011	10.677477	10.211049	-4.37%	0
2010*	10.000000	10.677477	6.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.504706	11.448591	8.99%	1,667
2011	10.460882	10.504706	0.42%	1,667
2010*	10.000000	10.460882	4.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.412258	11.640346	11.79%	0
2011	10.563166	10.412258	-1.43%	0
2010*	10.000000	10.563166	5.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.542450	11.036361	4.68%	7,328
2011	10.287481	10.542450	2.48%	453
2010*	10.000000	10.287481	2.87%	96,885
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.447340	11.527949	10.34%	20,427
2011	10.498571	10.447340	-0.49%	8,984
2010*	10.000000	10.498571	4.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	10.334094	11.700867	13.23%	3,651
2011	10.608145	10.334094	-2.58%	0
2010*	10.000000	10.608145	6.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.577673	11.368521	7.48%	8,169
2011	10.400214	10.577673	1.71%	4,409
2010*	10.000000	10.400214	4.00%	40,087

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.892590	10.352667	16.42%	9,352
2011	10.684909	8.892590	-16.77%	22,989
2010*	10.000000	10.684909	6.85%	49,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.105054	12.533794	12.87%	259
2011	11.228316	11.105054	-1.10%	259
2010*	10.000000	11.228316	12.28%	259
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	10.179012	12.218508	20.04%	20,686
2011	10.781514	10.179012	-5.59%	869
2010*	10.000000	10.781514	7.82%	270
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	10.421704	11.980565	14.96%	2,883
2011	11.083296	10.421704	-5.97%	2,649
2010*	10.000000	11.083296	10.83%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.491520	11.940488	13.81%	5,423
2011	10.456652	10.491520	0.33%	0
2010*	10.000000	10.456652	4.57%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.675759	-3.24%	261
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.264877	2.65%	3,869
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.567626	9.523418	11.16%	2,379
2011	11.266994	8.567626	-23.96%	35,679
2010*	10.000000	11.266994	12.67%	14,682
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
2008	8.346002	4.888426	-41.43%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
2008	11.122248	6.045586	-45.64%	4,535
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
2008	10.695240	9.393284	-12.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092
2008	11.927349	6.052691	-49.25%	1,092
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
2008	10.794636	8.232553	-23.73%	3,912

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
2008	9.637152	3.673001	-61.89%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362
2008	11.354022	6.099644	-46.28%	4,307
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
2008	10.778689	4.549316	-57.79%	4,659
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
2008	10.406073	4.676156	-55.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
2008	8.925527	4.616540	-48.28%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311
2008	10.986701	15.839878	44.17%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
2008	10.181192	7.615876	-25.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
2008	10.310462	5.658062	-45.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0
2008	10.078710	16.137652	60.12%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
2008	9.173328	6.373286	-30.52%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
2008	10.122760	13.545774	33.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
2008	9.401514	13.853817	47.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0
2008	10.156122	12.606931	24.13%	1,999

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
2008	10.082309	13.976125	38.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
2008	9.088049	6.063831	-33.28%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
2008	9.987244	5.061320	-49.32%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0
2008	9.628009	4.328896	-55.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
2008	10.928265	2.981049	-72.72%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
2008	10.627688	6.145508	-42.17%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
2008	9.783317	4.433848	-54.68%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214
2008	11.637003	7.117050	-38.84%	4,397
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
2008	9.416573	5.470751	-41.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
2008	8.902892	5.942734	-33.25%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
2008	9.566797	4.631768	-51.58%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881
2008	9.698458	3.091053	-68.13%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
2008	10.144578	6.076983	-40.10%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
2008	9.270493	4.738559	-48.89%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
2008	10.208819	6.489421	-36.43%	133
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954
2008	9.330706	5.236074	-43.88%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
2008	9.679292	6.328825	-34.61%	142
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
2008	8.404677	4.727487	-43.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
2008	9.153640	9.619432	5.09%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057
2008	10.011993	5.440856	-45.66%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
2008	9.520232	5.180611	-45.58%	0

No Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
2008	8.620542	6.414067	-25.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
2008	10.746568	7.534254	-29.89%	125
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0
2008	11.061930	9.664514	-12.63%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.663198	9.747727	0.87%	0
2011*	10.000000	9.663198	-3.37%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.123400	10.276308	12.64%	0
2011*	10.000000	9.123400	-8.77%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.685658	11.400120	6.69%	24,401
2011*	10.000000	10.685658	6.86%	13,186
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	10.665802	12.158576	14.00%	0
2011	10.411640	10.665802	2.44%	0
2010*	10.000000	10.411640	4.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	10.505565	11.958397	13.83%	0
2011	10.467959	10.505565	0.36%	0
2010*	10.000000	10.467959	4.68%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.211487	11.156091	9.25%	4,875
2011	10.666431	10.211487	-4.27%	2,426
2010*	10.000000	10.666431	6.66%	909
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.323037	10.040915	-2.73%	926
2011	11.895370	10.323037	-13.22%	278
2010*	10.000000	11.895370	18.95%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.536903	5.37%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.136439	10.187510	11.50%	0
2011*	10.000000	9.136439	-8.64%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.358870	12.046519	16.29%	1,808
2011	10.353538	10.358870	0.05%	1,808
2010*	10.000000	10.353538	3.54%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.136363	12.657646	13.66%	286
2011	11.211532	11.136363	-0.67%	286
2010*	10.000000	11.211532	12.12%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.626804	6.27%	3,227

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.236644	11.729291	14.58%	2,653
2011	10.464819	10.236644	-2.18%	2,284
2010*	10.000000	10.464819	4.65%	1,974
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.938507	11.121564	11.90%	0
2011	10.451405	9.938507	-4.91%	0
2010*	10.000000	10.451405	4.51%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	10.037066	10.740395	7.01%	20,664
2011	10.235902	10.037066	-1.94%	0
2010*	10.000000	10.235902	2.36%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.836465	10.752151	9.31%	0
2011	10.186486	9.836465	-3.44%	0
2010*	10.000000	10.186486	1.86%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.704511	9.833126	12.97%	0
2011	9.451328	8.704511	-7.90%	0
2010	8.262589	9.451328	14.39%	0
2009	5.965760	8.262589	38.50%	254
2008	10.551279	5.965760	-43.46%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.496354	10.452238	10.07%	0
2011	9.584926	9.496354	-0.92%	0
2010	8.692635	9.584926	10.26%	0
2009	7.137671	8.692635	21.79%	1,078
2008	10.274141	7.137671	-30.53%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	9.031044	10.086214	11.68%	0
2011	9.489576	9.031044	-4.83%	0
2010	8.397069	9.489576	13.01%	0
2009	6.224095	8.397069	34.91%	260
2008	10.826846	6.224095	-42.51%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.687671	8.813490	1.45%	0
2011	9.840900	8.687671	-11.72%	0
2010*	10.000000	9.840900	-1.59%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.858263	9.137962	3.16%	0
2011	9.619611	8.858263	-7.91%	0
2010*	10.000000	9.619611	-3.80%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	8.069913	7.119055	-11.78%	0
2011	8.889540	8.069913	-9.22%	0
2010	9.275679	8.889540	-4.16%	0
2009	9.726864	9.275679	-4.64%	0
2008*	10.000000	9.726864	-2.73%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.466721	8.598723	1.56%	2,478
2011	8.243308	8.466721	2.71%	2,758
2010	7.814181	8.243308	5.49%	0
2009	8.132339	7.814181	-3.91%	0
2008	10.070904	8.132339	-19.25%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.440297	8.756878	3.75%	0
2011	9.092071	8.440297	-7.17%	0
2010	8.229190	9.092071	10.49%	0
2009	6.507020	8.229190	26.47%	0
2008	11.051559	6.507020	-41.12%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.667159	11.445870	18.40%	1,288
2011	10.485860	9.667159	-7.81%	613
2010*	10.000000	10.485860	4.86%	1,459
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.510693	10.324077	8.55%	0
2011*	10.000000	9.510693	-4.89%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.367556	10.769179	14.96%	0
2011*	10.000000	9.367556	-6.32%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	10.977290	12.509806	13.96%	246
2011	10.643749	10.977290	3.13%	2,658
2010*	10.000000	10.643749	6.44%	263
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	10.036160	11.581378	15.40%	0
2011	10.789895	10.036160	-6.99%	0
2010*	10.000000	10.789895	7.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.308693	11.374343	10.34%	0
2011	10.517474	10.308693	-1.99%	0
2010*	10.000000	10.517474	5.17%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.203552	11.520053	12.90%	0
2011	10.636906	10.203552	-4.07%	0
2010*	10.000000	10.636906	6.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.409840	11.117535	6.80%	3,180
2011	10.332048	10.409840	0.75%	3,184
2010*	10.000000	10.332048	3.32%	2,722
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.256987	11.450679	11.64%	6,975
2011	10.570531	10.256987	-2.97%	0
2010*	10.000000	10.570531	5.71%	490
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.136582	11.539403	13.84%	0
2011	10.702737	10.136582	-5.29%	4,108
2010*	10.000000	10.702737	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.358504	11.324627	9.33%	0
2011	10.454420	10.358504	-0.92%	0
2010*	10.000000	10.454420	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.306564	10.968249	6.42%	0
2011*	10.000000	10.306564	3.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.729463	10.167390	16.47%	0
2011	11.321659	8.729463	-22.90%	0
2010*	10.000000	11.321659	13.22%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	10.867880	11.125391	2.37%	1,739
2011	10.198458	10.867880	6.56%	1,739
2010*	10.000000	10.198458	1.98%	1,739
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	10.177000	11.720507	15.17%	0
2011	10.663262	10.177000	-4.56%	0
2010*	10.000000	10.663262	6.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.469700	11.387460	8.77%	0
2011	10.446963	10.469700	0.22%	0
2010*	10.000000	10.446963	4.47%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.377528	11.578162	11.57%	0
2011	10.549091	10.377528	-1.63%	0
2010*	10.000000	10.549091	5.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.507308	10.977428	4.47%	0
2011	10.273780	10.507308	2.27%	0
2010*	10.000000	10.273780	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.412500	11.466377	10.12%	0
2011	10.484588	10.412500	-0.69%	0
2010*	10.000000	10.484588	4.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	10.299622	11.638365	13.00%	0
2011	10.594010	10.299622	-2.78%	0
2010*	10.000000	10.594010	5.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.542412	11.307795	7.26%	0
2011	10.386360	10.542412	1.50%	0
2010*	10.000000	10.386360	3.86%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.867097	9.802785	-0.65%	79,218
2011	9.931458	9.867097	-0.65%	105,699
2010	9.996427	9.931458	-0.65%	49,519
2009*	10.000000	9.996427	-0.04%	28,196
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	10.057839	11.543129	14.77%	0
2011	11.201438	10.057839	-10.21%	0
2010*	10.000000	11.201438	12.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.862912	10.297354	16.18%	0
2011	10.670680	8.862912	-16.94%	0
2010*	10.000000	10.670680	6.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.403867	12.004328	15.38%	0
2011	10.821604	10.403867	-3.86%	0
2010*	10.000000	10.821604	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.624716	11.244108	16.83%	26
2011	10.316045	9.624716	-6.70%	440
2010*	10.000000	10.316045	3.16%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.709572	12.197946	13.90%	0
2011	11.281626	10.709572	-5.07%	0
2010*	10.000000	11.281626	12.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.512970	12.151713	15.59%	0
2011	10.833067	10.512970	-2.95%	0
2010*	10.000000	10.833067	8.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.068036	12.466865	12.64%	0
2011	11.213355	11.068036	-1.30%	0
2010*	10.000000	11.213355	12.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	10.145054	12.153229	19.79%	0
2011	10.767143	10.145054	-5.78%	0
2010*	10.000000	10.767143	7.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	10.386941	11.916568	14.73%	842
2011	11.068538	10.386941	-6.16%	842
2010*	10.000000	11.068538	10.69%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.456532	11.876700	13.58%	0
2011	10.442721	10.456532	0.13%	0
2010*	10.000000	10.442721	4.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.999359	10.284257	2.85%	9,775
2011*	10.000000	9.999359	-0.01%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.664968	-3.35%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.253428	2.53%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.577135	10.923584	14.06%	3,132
2011*	10.000000	9.577135	-4.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.305762	11.807616	4.44%	2,257
2011	12.308102	11.305762	-8.14%	893
2010*	10.000000	12.308102	23.08%	1,068

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.234291	13.144078	17.00%	20,943
2011	10.646396	11.234291	5.52%	11,471
2010*	10.000000	10.646396	6.46%	195
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.783468	12.319215	4.55%	18,535
2011	10.939648	11.783468	7.71%	12,515
2010*	10.000000	10.939648	9.40%	2,047
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.673672	12.393512	6.17%	1,959
2011	10.934585	11.673672	6.76%	2,459
2010*	10.000000	10.934585	9.35%	2,046
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.910775	12.378354	13.45%	5,636
2011	10.637956	10.910775	2.56%	2,424
2010*	10.000000	10.637956	6.38%	453
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.867296	10.366689	5.06%	417
2011*	10.000000	9.867296	-1.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.047667	10.930571	8.79%	48,837
2011*	10.000000	10.047667	0.48%	28,239
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.539057	9.472549	10.93%	0
2011	11.251992	8.539057	-24.11%	0
2010*	10.000000	11.251992	12.52%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.580797	12.161740	14.94%	0
2011	10.870606	10.580797	-2.67%	16,599
2010*	10.000000	10.870606	8.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.163112	12.656893	13.38%	41,846
2011	10.935834	11.163112	2.08%	901
2010*	10.000000	10.935834	9.36%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.100415	9.293209	14.73%	1,370
2011	11.168402	8.100415	-27.47%	0
2010*	10.000000	11.168402	11.68%	475

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.493674	9.931819	32.54%	0
2011*	10.000000	7.493674	-25.06%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.753198	8.356348	7.78%	0
2011*	10.000000	7.753198	-22.47%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.160031	6.761480	-17.14%	0
2011	9.014245	8.160031	-9.48%	42,476
2010*	10.000000	9.014245	-9.86%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.394025	13.131906	39.79%	0
2011*	10.000000	9.394025	-6.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.348813	11.709378	13.15%	765
2011	10.416294	10.348813	-0.65%	0
2010*	10.000000	10.416294	4.16%	1,932
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.929636	10.936265	10.14%	0
2011*	10.000000	9.929636	-0.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.678806	11.740869	21.30%	0
2011*	10.000000	9.678806	-3.21%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.824083	9.342602	5.88%	6,871
2011	11.061196	8.824083	-20.22%	0
2010*	10.000000	11.061196	10.61%	1,353
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.635070	11.160907	15.84%	3,033
2011	10.643691	9.635070	-9.48%	0
2010*	10.000000	10.643691	6.44%	322
ProFunds - ProFund VP Financials - Q/NQ
2012	8.311083	10.298994	23.92%	0
2011*	10.000000	8.311083	-16.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.643869	11.248690	16.64%	0
2011*	10.000000	9.643869	-3.56%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.770238	10.089798	15.05%	0
2011*	10.000000	8.770238	-12.30%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.284523	10.693767	15.18%	740
2011	10.909461	9.284523	-14.89%	172
2010*	10.000000	10.909461	9.09%	1,823
ProFunds - ProFund VP Internet - Q/NQ
2012	8.495066	10.107807	18.98%	0
2011*	10.000000	8.495066	-15.05%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.254734	8.861613	22.15%	455
2011	8.963982	7.254734	-19.07%	209
2010*	10.000000	8.963982	-10.36%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.908931	12.597037	15.47%	677
2011	10.822706	10.908931	0.80%	1,078
2010*	10.000000	10.822706	8.23%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.295276	11.546825	2.23%	12,148
2011	11.119261	11.295276	1.58%	6,511
2010*	10.000000	11.119261	11.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.440309	11.601927	11.13%	0
2011*	10.000000	10.440309	4.40%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.319507	7.062995	-15.10%	34,788
2011*	10.000000	8.319507	-16.80%	36,752
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.316086	10.844790	16.41%	217
2011*	10.000000	9.316086	-6.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.491514	5.077422	-7.54%	169
2011	8.843906	5.491514	-37.91%	0
2010*	10.000000	8.843906	-11.56%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.849963	8.425828	-4.79%	0
2011*	10.000000	8.849963	-11.50%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.202867	7.950307	-13.61%	0
2011	8.370641	9.202867	9.94%	0
2010*	10.000000	8.370641	-16.29%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.673417	6.880162	-20.68%	0
2011	8.575531	8.673417	1.14%	0
2010*	10.000000	8.575531	-14.24%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.748913	6.251494	-19.32%	0
2011	8.712204	7.748913	-11.06%	0
2010*	10.000000	8.712204	-12.88%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.316623	10.209988	9.59%	0
2011*	10.000000	9.316623	-6.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.560082	11.066632	15.76%	0
2011*	10.000000	9.560082	-4.40%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	15.086204	15.133745	0.32%	920
2011	10.580799	15.086204	42.58%	0
2010*	10.000000	10.580799	5.81%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.222764	14.912968	32.88%	0
2011	11.432587	11.222764	-1.84%	0
2010*	10.000000	11.432587	14.33%	163
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.732352	3.689084	-35.64%	0
2011	7.413943	5.732352	-22.68%	0
2010*	10.000000	7.413943	-25.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.863534	10.808075	-0.51%	0
2011*	10.000000	10.863534	8.64%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.057855	5.007731	23.41%	0
2011	5.251875	4.057855	-22.74%	113
2010	4.676484	5.251875	12.30%	201
2009	4.874451	4.676484	-4.06%	0
2008	8.339002	4.874451	-41.55%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	9.725357	10.698102	10.00%	0
2011	11.717554	9.725357	-17.00%	0
2010	9.310702	11.717554	25.85%	585
2009	6.028348	9.310702	54.45%	272
2008	11.112931	6.028348	-45.75%	5,790
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	13.307316	17.977646	35.10%	0
2011	12.111571	13.307316	9.87%	35
2010	11.012279	12.111571	9.98%	0
2009	9.366540	11.012279	17.57%	0
2008	10.686287	9.366540	-12.35%	3,630
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.659138	6.522641	-2.05%	2,582
2011	7.179671	6.659138	-7.25%	0
2010	6.689516	7.179671	7.33%	145
2009	6.035440	6.689516	10.84%	0
2008	11.917371	6.035440	-49.36%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.794245	13.860850	8.34%	0
2011	11.319850	12.794245	13.02%	0
2010	9.714960	11.319850	16.52%	550
2009	8.209121	9.714960	18.34%	3,022
2008	10.785600	8.209121	-23.89%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.681022	7.775515	16.38%	0
2011	6.164378	6.681022	8.38%	0
2010	4.980285	6.164378	23.78%	854
2009	3.662506	4.980285	35.98%	0
2008	9.629079	3.662506	-61.96%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.913266	6.940476	0.39%	0
2011	8.332150	6.913266	-17.03%	0
2010	7.655241	8.332150	8.84%	0
2009	4.483806	7.655241	70.73%	4,105
2008	9.046375	4.483806	-50.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.259661	9.420365	1.74%	0
2011	9.899010	9.259661	-6.46%	38
2010	8.369168	9.899010	18.28%	201
2009	6.082257	8.369168	37.60%	0
2008	11.344510	6.082257	-46.39%	2,856

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	8.260939	8.240286	-0.25%	0
2011	9.166726	8.260939	-9.88%	0
2010	7.319984	9.166726	25.23%	352
2009	4.536334	7.319984	61.36%	347
2008	10.769659	4.536334	-57.88%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.696649	5.676672	20.87%	4,348
2011	5.570471	4.696649	-15.69%	351
2010	6.284029	5.570471	-11.36%	142
2009	4.662802	6.284029	34.77%	0
2008	10.397348	4.662802	-55.15%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	5.256674	6.407080	21.88%	113
2011	6.219138	5.256674	-15.48%	0
2010	5.473603	6.219138	13.62%	0
2009	4.603347	5.473603	18.90%	0
2008	8.918042	4.603347	-48.38%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	16.517840	16.903373	2.33%	9,336
2011	11.750889	16.517840	40.57%	8,973
2010	10.742484	11.750889	9.39%	0
2009	15.794735	10.742484	-31.99%	0
2008	10.977442	15.794735	43.88%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	10.375586	12.077289	16.40%	986
2011	9.975702	10.375586	4.01%	971
2010	9.404407	9.975702	6.07%	405
2009	7.594187	9.404407	23.84%	3,107
2008	10.172669	7.594187	-25.35%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.761024	11.571594	18.55%	67
2011	11.154758	9.761024	-12.49%	0
2010	9.296561	11.154758	19.99%	0
2009	5.641928	9.296561	64.78%	4,902
2008	10.301827	5.641928	-45.23%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	4.440132	3.420630	-22.96%	0
2011	6.128322	4.440132	-27.55%	0
2010	8.848737	6.128322	-30.74%	10,090
2009	16.091791	8.848737	-45.01%	1,614
2008	10.070284	16.091791	59.79%	300

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.513606	4.206470	-6.80%	8,020
2011	6.531017	4.513606	-30.89%	0
2010	7.539434	6.531017	-13.38%	0
2009	6.355116	7.539434	18.64%	4,059
2008	9.165632	6.355116	-30.66%	2,335
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.935063	4.813800	-18.89%	0
2011	6.446662	5.935063	-7.94%	0
2010	8.685332	6.446662	-25.78%	0
2009	13.507301	8.685332	-35.70%	0
2008	10.114303	13.507301	33.55%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	5.747187	4.645161	-19.18%	0
2011	6.432888	5.747187	-10.66%	0
2010	8.224020	6.432888	-21.78%	0
2009	13.814475	8.224020	-40.47%	0
2008	9.393643	13.814475	47.06%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	5.534415	4.500173	-18.69%	0
2011	6.029645	5.534415	-8.21%	0
2010	8.385691	6.029645	-28.10%	1,747
2009	12.571116	8.385691	-33.29%	0
2008	10.147627	12.571116	23.88%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	7.478666	6.168333	-17.52%	0
2011	8.275974	7.478666	-9.63%	1,380
2010	10.031300	8.275974	-17.50%	0
2009	13.936410	10.031300	-28.02%	0
2008	10.073878	13.936410	38.34%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	6.030063	7.195196	19.32%	0
2011	8.541909	6.030063	-29.41%	0
2010	7.429441	8.541909	14.97%	0
2009	6.046553	7.429441	22.87%	0
2008	9.080429	6.046553	-33.41%	5,907
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	9.036279	10.891451	20.53%	64
2011	8.877633	9.036279	1.79%	0
2010	6.855467	8.877633	29.50%	0
2009	5.046874	6.855467	35.84%	0
2008	9.978880	5.046874	-49.42%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.199584	10.128034	23.52%	3,100
2011	8.931162	8.199584	-8.19%	0
2010	6.535411	8.931162	36.66%	0
2009	4.316532	6.535411	51.40%	0
2008	9.619935	4.316532	-55.13%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	8.633027	11.503515	33.25%	0
2011	8.748521	8.633027	-1.32%	0
2010	6.432246	8.748521	36.01%	0
2009	2.972509	6.432246	116.39%	0
2008	10.919109	2.972509	-72.78%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	11.057381	12.827648	16.01%	7,170
2011	10.893350	11.057381	1.51%	1,657
2010	9.254034	10.893350	17.71%	184
2009	6.127982	9.254034	51.01%	1,776
2008	10.618790	6.127982	-42.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.965785	8.459887	21.45%	37
2011	7.094057	6.965785	-1.81%	0
2010	5.952082	7.094057	19.19%	0
2009	4.421189	5.952082	34.63%	0
2008	9.775126	4.421189	-54.77%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.876575	10.362912	-4.72%	476
2011	14.434583	10.876575	-24.65%	477
2010	10.522410	14.434583	37.18%	270
2009	7.096755	10.522410	48.27%	2,937
2008	11.627247	7.096755	-38.96%	2,629
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	8.556835	10.060548	17.57%	3,779
2011	8.421995	8.556835	1.60%	2,003
2010	6.789017	8.421995	24.05%	0
2009	5.455124	6.789017	24.45%	0
2008	9.408682	5.455124	-42.02%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	11.043549	12.811712	16.01%	0
2011	10.556352	11.043549	4.62%	0
2010	8.490886	10.556352	24.33%	0
2009	5.925803	8.490886	43.29%	0
2008	8.895430	5.925803	-33.38%	2,842

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	7.308881	8.866158	21.31%	0
2011	8.377353	7.308881	-12.75%	0
2010	6.117056	8.377353	36.95%	0
2009	4.618538	6.117056	32.45%	0
2008	9.558771	4.618538	-51.68%	3,788
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.331854	6.853835	28.55%	15,877
2011	5.587246	5.331854	-4.57%	0
2010	4.482286	5.587246	24.65%	0
2009	3.082213	4.482286	45.42%	2,959
2008	9.690335	3.082213	-68.19%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.820430	12.180761	12.57%	4,515
2011	11.010916	10.820430	-1.73%	430
2010	8.864101	11.010916	24.22%	0
2009	6.059658	8.864101	46.28%	0
2008	10.136078	6.059658	-40.22%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.165271	9.915257	21.43%	6,944
2011	8.487483	8.165271	-3.80%	1,475
2010	7.100443	8.487483	19.53%	0
2009	4.725031	7.100443	50.27%	0
2008	9.262724	4.725031	-48.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	13.106268	15.111165	15.30%	0
2011	13.279185	13.106268	-1.30%	700
2010	10.081562	13.279185	31.72%	263
2009	6.470921	10.081562	55.80%	0
2008	10.200271	6.470921	-36.56%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.866386	10.304999	16.23%	3,878
2011	9.611541	8.866386	-7.75%	377
2010	8.053266	9.611541	19.35%	0
2009	5.221133	8.053266	54.24%	1,794
2008	9.322890	5.221133	-44.00%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.762283	11.826400	9.89%	0
2011	10.464687	10.762283	2.84%	0
2010	8.399649	10.464687	24.58%	355
2009	6.310789	8.399649	33.10%	0
2008	9.671185	6.310789	-34.75%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	8.497821	10.162981	19.60%	3,748
2011	9.445261	8.497821	-10.03%	0
2010	7.599604	9.445261	24.29%	0
2009	4.713982	7.599604	61.21%	215
2008	8.397623	4.713982	-43.87%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	7.237696	6.738928	-6.89%	0
2011	7.609185	7.237696	-4.88%	0
2010	8.020361	7.609185	-5.13%	0
2009	9.592060	8.020361	-16.39%	0
2008	9.145979	9.592060	4.88%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.421499	9.369313	11.25%	1,021
2011	9.335320	8.421499	-9.79%	1,073
2010	8.387127	9.335320	11.31%	0
2009	5.425342	8.387127	54.59%	3,519
2008	10.003608	5.425342	-45.77%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.389760	6.656639	4.18%	0
2011	7.513589	6.389760	-14.96%	0
2010	6.604394	7.513589	13.77%	0
2009	5.165835	6.604394	27.85%	222
2008	9.512248	5.165835	-45.69%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	8.123121	9.489274	16.82%	84
2011	9.198966	8.123121	-11.70%	55
2010	7.459026	9.198966	23.33%	0
2009	6.395792	7.459026	16.62%	0
2008	8.613312	6.395792	-25.75%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.420210	10.468028	0.46%	0
2011	9.019188	10.420210	15.53%	9,556
2010	8.493706	9.019188	6.19%	0
2009	7.512796	8.493706	13.06%	0
2008	10.737573	7.512796	-30.03%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.159536	9.170955	0.12%	2,060
2011	9.571907	9.159536	-4.31%	735
2010	10.206906	9.571907	-6.22%	0
2009	9.637013	10.206906	5.91%	0
2008	11.052664	9.637013	-12.81%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account - 0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.360882	12.133401	17.11%	0
2011*	10.000000	10.360882	3.61%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.330936	10.755075	29.10%	0
2011*	10.000000	8.330936	-16.69%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.926709	10.083229	12.96%	0
2011*	10.000000	8.926709	-10.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.727650	7.937285	2.71%	0
2011*	10.000000	7.727650	-22.72%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.650329	9.715135	0.67%	0
2011*	10.000000	9.650329	-3.50%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.114246	10.250471	12.47%	0
2011*	10.000000	9.114246	-8.86%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.674968	11.371475	6.52%	0
2011*	10.000000	10.674968	6.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	10.639055	12.109744	13.82%	0
2011	10.401210	10.639055	2.29%	0
2010*	10.000000	10.401210	4.01%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	10.479249	11.910391	13.66%	0
2011	10.457496	10.479249	0.21%	0
2010*	10.000000	10.457496	4.57%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.185908	11.111297	9.08%	0
2011	10.655763	10.185908	-4.41%	0
2010*	10.000000	10.655763	6.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.297174	10.000595	-2.88%	0
2011	11.883475	10.297174	-13.35%	0
2010*	10.000000	11.883475	18.83%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.526300	5.26%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.127277	10.161896	11.34%	0
2011*	10.000000	9.127277	-8.73%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.332890	11.998117	16.12%	0
2011	10.343164	10.332890	-0.10%	0
2010*	10.000000	10.343164	3.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.108446	12.606814	13.49%	0
2011	11.200308	11.108446	-0.82%	0
2010*	10.000000	11.200308	12.00%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.616109	6.16%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.210984	11.682184	14.41%	0
2011	10.454340	10.210984	-2.33%	0
2010*	10.000000	10.454340	4.54%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.913600	11.076898	11.73%	0
2011	10.440945	9.913600	-5.05%	0
2010*	10.000000	10.440945	4.41%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	10.011915	10.697267	6.85%	0
2011	10.225655	10.011915	-2.09%	0
2010*	10.000000	10.225655	2.26%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.811825	10.708980	9.14%	0
2011	10.176297	9.811825	-3.58%	0
2010*	10.000000	10.176297	1.76%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.646598	9.752922	12.79%	0
2011	9.402621	8.646598	-8.04%	0
2010	8.232427	9.402621	14.21%	0
2009	5.952971	8.232427	38.29%	111
2008	10.544636	5.952971	-43.55%	113
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.433233	10.367049	9.90%	0
2011	9.535566	9.433233	-1.07%	0
2010	8.660943	9.535566	10.10%	0
2009	7.122397	8.660943	21.60%	35
2008	10.267677	7.122397	-30.63%	34
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.967587	10.000196	11.51%	0
2011	9.437111	8.967587	-4.98%	0
2010	8.363250	9.437111	12.84%	0
2009	6.208399	8.363250	34.71%	55
2008	10.815915	6.208399	-42.60%	57
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.665894	8.778091	1.29%	0
2011	9.831048	8.665894	-11.85%	0
2010*	10.000000	9.831048	-1.69%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.836049	9.101250	3.00%	0
2011	9.609974	8.836049	-8.05%	0
2010*	10.000000	9.609974	-3.90%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	8.032794	7.075580	-11.92%	0
2011	8.862013	8.032794	-9.36%	0
2010	9.260945	8.862013	-4.31%	0
2009	9.726098	9.260945	-4.78%	111
2008*	10.000000	9.726098	-2.74%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.410423	8.528621	1.41%	0
2011	8.200843	8.410423	2.56%	0
2010	7.785684	8.200843	5.33%	0
2009	8.114940	7.785684	-4.06%	216
2008	10.064564	8.114940	-19.37%	200
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.384190	8.685508	3.59%	0
2011	9.045261	8.384190	-7.31%	0
2010	8.199184	9.045261	10.32%	0
2009	6.493087	8.199184	26.28%	199
2008	11.044608	6.493087	-41.21%	114
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.642914	11.399895	18.22%	0
2011	10.475370	9.642914	-7.95%	0
2010*	10.000000	10.475370	4.75%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.501166	10.298127	8.39%	0
2011*	10.000000	9.501166	-4.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.358163	10.742106	14.79%	0
2011*	10.000000	9.358163	-6.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	10.949795	12.459587	13.79%	0
2011	10.633092	10.949795	2.98%	0
2010*	10.000000	10.633092	6.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	10.010994	11.534853	15.22%	0
2011	10.779097	10.010994	-7.13%	0
2010*	10.000000	10.779097	7.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.282854	11.328662	10.17%	0
2011	10.506944	10.282854	-2.13%	0
2010*	10.000000	10.506944	5.07%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.177998	11.473810	12.73%	0
2011	10.626269	10.177998	-4.22%	0
2010*	10.000000	10.626269	6.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.383759	11.072900	6.64%	0
2011	10.321701	10.383759	0.60%	0
2010*	10.000000	10.321701	3.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.231278	11.404696	11.47%	0
2011	10.559946	10.231278	-3.11%	0
2010*	10.000000	10.559946	5.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.111182	11.493080	13.67%	0
2011	10.692033	10.111182	-5.43%	0
2010*	10.000000	10.692033	6.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.332555	11.279168	9.16%	0
2011	10.443963	10.332555	-1.07%	0
2010*	10.000000	10.443963	4.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.296247	10.940683	6.26%	0
2011*	10.000000	10.296247	2.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.707571	10.126548	16.30%	0
2011	11.310336	8.707571	-23.01%	0
2010*	10.000000	11.310336	13.10%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	10.840664	11.080722	2.21%	0
2011	10.188259	10.840664	6.40%	0
2010*	10.000000	10.188259	1.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	10.151491	11.673436	14.99%	0
2011	10.652584	10.151491	-4.70%	0
2010*	10.000000	10.652584	6.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.443455	11.341718	8.60%	0
2011	10.436505	10.443455	0.07%	0
2010*	10.000000	10.436505	4.37%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.351521	11.531676	11.40%	0
2011	10.538533	10.351521	-1.77%	0
2010*	10.000000	10.538533	5.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.480997	10.933367	4.32%	0
2011	10.263496	10.480997	2.12%	0
2010*	10.000000	10.263496	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.386417	11.420338	9.95%	0
2011	10.474091	10.386417	-0.84%	0
2010*	10.000000	10.474091	4.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	10.273826	11.591643	12.83%	0
2011	10.583409	10.273826	-2.93%	0
2010*	10.000000	10.583409	5.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.515997	11.262401	7.10%	0
2011	10.375963	10.515997	1.35%	0
2010*	10.000000	10.375963	3.76%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.836551	9.757644	-0.80%	0
2011	9.915660	9.836551	-0.80%	0
2010	9.995600	9.915660	-0.80%	0
2009*	10.000000	9.995600	-0.04%	461
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	10.032624	11.496767	14.59%	0
2011	11.190237	10.032624	-10.34%	0
2010*	10.000000	11.190237	11.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.840667	10.255963	16.01%	0
2011	10.659998	8.840667	-17.07%	0
2010*	10.000000	10.659998	6.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.377798	11.956130	15.21%	0
2011	10.810780	10.377798	-4.01%	0
2010*	10.000000	10.810780	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.600587	11.198957	16.65%	0
2011	10.305714	9.600587	-6.84%	0
2010*	10.000000	10.305714	3.06%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.682721	12.148953	13.73%	0
2011	11.270329	10.682721	-5.21%	0
2010*	10.000000	11.270329	12.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.486612	12.102894	15.41%	0
2011	10.822223	10.486612	-3.10%	0
2010*	10.000000	10.822223	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.040277	12.416787	12.47%	0
2011	11.202131	11.040277	-1.44%	0
2010*	10.000000	11.202131	12.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	10.119619	12.104422	19.61%	0
2011	10.756362	10.119619	-5.92%	0
2010*	10.000000	10.756362	7.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	10.360918	11.868727	14.55%	0
2011	11.057461	10.360918	-6.30%	0
2010*	10.000000	11.057461	10.57%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.430330	11.829026	13.41%	0
2011	10.432269	10.430330	-0.02%	0
2010*	10.000000	10.432269	4.32%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.989330	10.258394	2.69%	0
2011*	10.000000	9.989330	-0.11%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.656874	-3.43%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.244842	2.45%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.567542	10.896130	13.89%	0
2011*	10.000000	9.567542	-4.32%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.277442	11.760215	4.28%	0
2011	12.295787	11.277442	-8.28%	0
2010*	10.000000	12.295787	22.96%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.206149	13.091305	16.82%	0
2011	10.635737	11.206149	5.36%	0
2010*	10.000000	10.635737	6.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.753803	12.269605	4.39%	0
2011	10.928561	11.753803	7.55%	0
2010*	10.000000	10.928561	9.29%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.644422	12.343751	6.01%	0
2011	10.923638	11.644422	6.60%	0
2010*	10.000000	10.923638	9.24%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.883434	12.328639	13.28%	0
2011	10.627302	10.883434	2.41%	0
2010*	10.000000	10.627302	6.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.857290	10.340494	4.90%	0
2011*	10.000000	9.857290	-1.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.037599	10.903084	8.62%	0
2011*	10.000000	10.037599	0.38%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.517641	9.434479	10.76%	0
2011	11.240739	8.517641	-24.23%	0
2010*	10.000000	11.240739	12.41%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.554154	12.112762	14.77%	0
2011	10.859588	10.554154	-2.81%	0
2010*	10.000000	10.859588	8.60%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.135144	12.606079	13.21%	0
2011	10.924896	11.135144	1.92%	0
2010*	10.000000	10.924896	9.25%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.080098	9.255858	14.55%	0
2011	11.157224	8.080098	-27.58%	0
2010*	10.000000	11.157224	11.57%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.486145	9.906821	32.34%	0
2011*	10.000000	7.486145	-25.14%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.745420	8.335333	7.62%	0
2011*	10.000000	7.745420	-22.55%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.139580	6.734331	-17.26%	0
2011	9.005212	8.139580	-9.61%	0
2010*	10.000000	9.005212	-9.95%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.384605	13.098897	39.58%	0
2011*	10.000000	9.384605	-6.15%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.322876	11.662352	12.98%	0
2011	10.405866	10.322876	-0.80%	0
2010*	10.000000	10.405866	4.06%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.919698	10.908785	9.97%	0
2011*	10.000000	9.919698	-0.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.669115	11.711374	21.12%	0
2011*	10.000000	9.669115	-3.31%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.801951	9.305063	5.72%	0
2011	11.050127	8.801951	-20.35%	0
2010*	10.000000	11.050127	10.50%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.610892	11.116060	15.66%	0
2011	10.633030	9.610892	-9.61%	0
2010*	10.000000	10.633030	6.33%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.302735	10.273084	23.73%	0
2011*	10.000000	8.302735	-16.97%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.634206	11.220419	16.46%	0
2011*	10.000000	9.634206	-3.66%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.761436	10.064430	14.87%	0
2011*	10.000000	8.761436	-12.39%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.261242	10.650805	15.00%	0
2011	10.898547	9.261242	-15.02%	0
2010*	10.000000	10.898547	8.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.486544	10.082388	18.80%	0
2011*	10.000000	8.486544	-15.13%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.236541	8.826022	21.96%	0
2011	8.955009	7.236541	-19.19%	0
2010*	10.000000	8.955009	-10.45%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.881598	12.546462	15.30%	0
2011	10.811870	10.881598	0.64%	0
2010*	10.000000	10.811870	8.12%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.266949	11.500430	2.07%	0
2011	11.108115	11.266949	1.43%	0
2010*	10.000000	11.108115	11.08%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.429868	11.572790	10.96%	0
2011*	10.000000	10.429868	4.30%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.311169	7.045223	-15.23%	0
2011*	10.000000	8.311169	-16.89%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.306754	10.817554	16.23%	0
2011*	10.000000	9.306754	-6.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.477716	5.056991	-7.68%	0
2011	8.835026	5.477716	-38.00%	0
2010*	10.000000	8.835026	-11.65%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.841085	8.404618	-4.94%	0
2011*	10.000000	8.841085	-11.59%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.179803	7.918363	-13.74%	0
2011	8.362242	9.179803	9.78%	0
2010*	10.000000	8.362242	-16.38%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.651678	6.852515	-20.80%	0
2011	8.566934	8.651678	0.99%	0
2010*	10.000000	8.566934	-14.33%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.729489	6.226371	-19.45%	0
2011	8.703475	7.729489	-11.19%	0
2010*	10.000000	8.703475	-12.97%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.307293	10.184330	9.42%	0
2011*	10.000000	9.307293	-6.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.550500	11.038819	15.58%	0
2011*	10.000000	9.550500	-4.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	15.048399	15.072973	0.16%	0
2011	10.570204	15.048399	42.37%	0
2010*	10.000000	10.570204	5.70%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.194637	14.853103	32.68%	0
2011	11.421136	11.194637	-1.98%	0
2010*	10.000000	11.421136	14.21%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.717965	3.674248	-35.74%	0
2011	7.406503	5.717965	-22.80%	0
2010*	10.000000	7.406503	-25.93%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.852668	10.780914	-0.66%	0
2011*	10.000000	10.852668	8.53%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.030814	4.966825	23.22%	0
2011	5.224752	4.030814	-22.85%	0
2010	4.659361	5.224752	12.13%	0
2009	4.863968	4.659361	-4.21%	0
2008	8.333742	4.863968	-41.64%	31

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	9.660631	10.610829	9.84%	0
2011	11.657148	9.660631	-17.13%	0
2010	9.276689	11.657148	25.66%	0
2009	6.015415	9.276689	54.22%	20
2008	11.105932	6.015415	-45.84%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	13.218850	17.831130	34.89%	0
2011	12.049194	13.218850	9.71%	0
2010	10.972118	12.049194	9.82%	0
2009	9.346488	10.972118	17.39%	1
2008	10.679563	9.346488	-12.48%	21
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.614857	6.469449	-2.20%	0
2011	7.142682	6.614857	-7.39%	0
2010	6.665105	7.142682	7.17%	0
2009	6.022518	6.665105	10.67%	7,818
2008	11.909891	6.022518	-49.43%	8,018
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.709213	13.747893	8.17%	0
2011	11.261571	12.709213	12.85%	0
2010	9.679548	11.261571	16.34%	0
2009	8.191557	9.679548	18.16%	13
2008	10.778823	8.191557	-24.00%	20
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.636547	7.712063	16.21%	0
2011	6.132599	6.636547	8.22%	0
2010	4.962091	6.132599	23.59%	0
2009	3.654642	4.962091	35.78%	0
2008	9.623014	3.654642	-62.02%	4
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.867277	6.883855	0.24%	0
2011	8.289223	6.867277	-17.15%	0
2010	7.627300	8.289223	8.68%	0
2009	4.474192	7.627300	70.47%	15
2008	9.040676	4.474192	-50.51%	5
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.198051	9.343521	1.58%	0
2011	9.847983	9.198051	-6.60%	0
2010	8.338606	9.847983	18.10%	0
2009	6.069217	8.338606	37.39%	8
2008	11.337376	6.069217	-46.47%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	8.205954	8.173040	-0.40%	0
2011	9.119463	8.205954	-10.02%	0
2010	7.293250	9.119463	25.04%	0
2009	4.526601	7.293250	61.12%	15
2008	10.762873	4.526601	-57.94%	3
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.665362	5.630323	20.68%	0
2011	5.541729	4.665362	-15.81%	0
2010	6.261066	5.541729	-11.49%	0
2009	4.652800	6.261066	34.57%	10
2008	10.390800	4.652800	-55.22%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	5.221673	6.354782	21.70%	0
2011	6.187050	5.221673	-15.60%	0
2010	5.453583	6.187050	13.45%	0
2009	4.593460	5.453583	18.72%	16
2008	8.912429	4.593460	-48.46%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	16.407976	16.765526	2.18%	0
2011	11.690335	16.407976	40.36%	0
2010	10.703290	11.690335	9.22%	0
2009	15.760903	10.703290	-32.09%	11,334
2008	10.970491	15.760903	43.67%	8,016
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	10.306623	11.978874	16.23%	0
2011	9.924340	10.306623	3.85%	0
2010	9.370121	9.924340	5.91%	0
2009	7.577936	9.370121	23.65%	8
2008	10.166271	7.577936	-25.46%	22
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.696087	11.477223	18.37%	0
2011	11.097275	9.696087	-12.63%	0
2010	9.262625	11.097275	19.81%	0
2009	5.629829	9.262625	64.53%	26
2008	10.295339	5.629829	-45.32%	2
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	4.410570	3.392703	-23.08%	0
2011	6.096721	4.410570	-27.66%	0
2010	8.816459	6.096721	-30.85%	0
2009	16.057390	8.816459	-45.09%	0
2008	10.063942	16.057390	59.55%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.483578	4.172151	-6.95%	0
2011	6.497372	4.483578	-30.99%	0
2010	7.511929	6.497372	-13.51%	0
2009	6.341504	7.511929	18.46%	0
2008	9.159861	6.341504	-30.77%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.895585	4.774533	-19.02%	0
2011	6.413441	5.895585	-8.07%	0
2010	8.653671	6.413441	-25.89%	0
2009	13.478426	8.653671	-35.80%	0
2008	10.107932	13.478426	33.35%	4
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	5.708961	4.607283	-19.30%	0
2011	6.399752	5.708961	-10.79%	0
2010	8.194056	6.399752	-21.90%	0
2009	13.784983	8.194056	-40.56%	0
2008	9.387740	13.784983	46.84%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	5.497613	4.463478	-18.81%	0
2011	5.998584	5.497613	-8.35%	0
2010	8.355132	5.998584	-28.20%	0
2009	12.544273	8.355132	-33.39%	0
2008	10.141257	12.544273	23.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	7.428949	6.118049	-17.65%	0
2011	8.233347	7.428949	-9.77%	0
2010	9.994739	8.233347	-17.62%	0
2009	13.906633	9.994739	-28.13%	0
2008	10.067543	13.906633	38.13%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.989948	7.136504	19.14%	0
2011	8.497939	5.989948	-29.51%	0
2010	7.402351	8.497939	14.80%	0
2009	6.033623	7.402351	22.69%	3
2008	9.074710	6.033623	-33.51%	3
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.976148	10.802606	20.35%	0
2011	8.831874	8.976148	1.63%	0
2010	6.830433	8.831874	29.30%	0
2009	5.036052	6.830433	35.63%	13
2008	9.972592	5.036052	-49.50%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.144985	10.045385	23.33%	0
2011	8.885098	8.144985	-8.33%	0
2010	6.511522	8.885098	36.45%	0
2009	4.307262	6.511522	51.18%	0
2008	9.613869	4.307262	-55.20%	4
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	8.575557	11.409657	33.05%	0
2011	8.703400	8.575557	-1.47%	0
2010	6.408721	8.703400	35.81%	0
2009	2.966118	6.408721	116.06%	8
2008	10.912229	2.966118	-72.82%	10
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	10.983871	12.723099	15.83%	0
2011	10.837248	10.983871	1.35%	0
2010	9.220278	10.837248	17.54%	0
2009	6.114849	9.220278	50.79%	131
2008	10.612108	6.114849	-42.38%	1
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.919421	8.390861	21.27%	0
2011	7.057477	6.919421	-1.96%	0
2010	5.930337	7.057477	19.01%	0
2009	4.411701	5.930337	34.42%	34,911
2008	9.768966	4.411701	-54.84%	40,663
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.804153	10.278331	-4.87%	0
2011	14.360140	10.804153	-24.76%	0
2010	10.483948	14.360140	36.97%	0
2009	7.081528	10.483948	48.05%	15
2008	11.619915	7.081528	-39.06%	14
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	8.499850	9.978425	17.40%	0
2011	8.378535	8.499850	1.45%	0
2010	6.764183	8.378535	23.87%	0
2009	5.443404	6.764183	24.26%	88
2008	9.402754	5.443404	-42.11%	57
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.970101	12.707245	15.84%	0
2011	10.501961	10.970101	4.46%	0
2010	8.459898	10.501961	24.14%	0
2009	5.913096	8.459898	43.07%	9
2008	8.889818	5.913096	-33.48%	21

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	7.260213	8.793809	21.12%	0
2011	8.334159	7.260213	-12.89%	0
2010	6.094704	8.334159	36.74%	0
2009	4.608626	6.094704	32.25%	65
2008	9.552745	4.608626	-51.76%	4
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.296322	6.797857	28.35%	0
2011	5.558400	5.296322	-4.71%	0
2010	4.465880	5.558400	24.46%	0
2009	3.075581	4.465880	45.20%	0
2008	9.684220	3.075581	-68.24%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.748480	12.081462	12.40%	0
2011	10.954203	10.748480	-1.88%	0
2010	8.831762	10.954203	24.03%	0
2009	6.046679	8.831762	46.06%	36
2008	10.129700	6.046679	-40.31%	72
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.110932	9.834377	21.25%	0
2011	8.443732	8.110932	-3.94%	0
2010	7.074505	8.443732	19.35%	0
2009	4.714893	7.074505	50.05%	18
2008	9.256888	4.714893	-49.07%	69
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	13.019111	14.987975	15.12%	0
2011	13.210780	13.019111	-1.45%	0
2010	10.044775	13.210780	31.52%	0
2009	6.457062	10.044775	55.56%	53
2008	10.193850	6.457062	-36.66%	49
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.807387	10.220936	16.05%	0
2011	9.562013	8.807387	-7.89%	0
2010	8.023875	9.562013	19.17%	0
2009	5.209933	8.023875	54.01%	18
2008	9.317019	5.209933	-44.08%	42
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.690720	11.729990	9.72%	0
2011	10.410791	10.690720	2.69%	0
2010	8.369006	10.410791	24.40%	0
2009	6.297277	8.369006	32.90%	21
2008	9.665093	6.297277	-34.85%	81

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	8.441228	10.080024	19.41%	0
2011	9.396537	8.441228	-10.17%	0
2010	7.571827	9.396537	24.10%	0
2009	4.703866	7.571827	60.97%	29
2008	8.392322	4.703866	-43.95%	82
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	7.189599	6.684020	-7.03%	0
2011	7.570006	7.189599	-5.03%	0
2010	7.991120	7.570006	-5.27%	0
2009	9.571541	7.991120	-16.51%	0
2008	9.140223	9.571541	4.72%	7
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.365489	9.292920	11.09%	0
2011	9.287225	8.365489	-9.92%	0
2010	8.356513	9.287225	11.14%	0
2009	5.413712	8.356513	54.36%	11
2008	9.997318	5.413712	-45.85%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.347264	6.602360	4.02%	0
2011	7.474886	6.347264	-15.09%	0
2010	6.580295	7.474886	13.59%	0
2009	5.154770	6.580295	27.65%	0
2008	9.506262	5.154770	-45.78%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	8.069060	9.411862	16.64%	0
2011	9.151554	8.069060	-11.83%	0
2010	7.431793	9.151554	23.14%	0
2009	6.382088	7.431793	16.45%	0
2008	8.607884	6.382088	-25.86%	29
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.350957	10.382725	0.31%	0
2011	8.972759	10.350957	15.36%	0
2010	8.462736	8.972759	6.03%	0
2009	7.496721	8.462736	12.89%	0
2008	10.730821	7.496721	-30.14%	27
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.098621	9.096185	-0.03%	0
2011	9.522607	9.098621	-4.45%	0
2010	10.169693	9.522607	-6.36%	0
2009	9.616410	10.169693	5.75%	0
2008	11.045710	9.616410	-12.94%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.350498	12.102911	16.93%	0
2011*	10.000000	10.350498	3.50%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.322577	10.728016	28.90%	0
2011*	10.000000	8.322577	-16.77%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.917758	10.057875	12.78%	0
2011*	10.000000	8.917758	-10.82%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.719890	7.917303	2.56%	0
2011*	10.000000	7.719890	-22.80%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.640655	9.690698	0.52%	0
2011*	10.000000	9.640655	-3.59%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.111195	10.241863	12.41%	0
2011*	10.000000	9.111195	-8.89%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.671402	11.361937	6.47%	2,188
2011*	10.000000	10.671402	6.71%	2,046
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	10.630169	12.093518	13.77%	2,106
2011	10.397740	10.630169	2.24%	2,066
2010*	10.000000	10.397740	3.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	10.470473	11.894411	13.60%	0
2011	10.453992	10.470473	0.16%	0
2010*	10.000000	10.453992	4.54%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.177379	11.096378	9.03%	0
2011	10.652203	10.177379	-4.46%	0
2010*	10.000000	10.652203	6.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.288566	9.987182	-2.93%	0
2011	11.879510	10.288566	-13.39%	0
2010*	10.000000	11.879510	18.80%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.522765	5.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.124225	10.153358	11.28%	0
2011*	10.000000	9.124225	-8.76%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.324243	11.982023	16.06%	0
2011	10.339700	10.324243	-0.15%	0
2010*	10.000000	10.339700	3.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.099152	12.589909	13.43%	1,226
2011	11.196565	11.099152	-0.87%	4,614
2010*	10.000000	11.196565	11.97%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.612533	6.13%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.202422	11.666498	14.35%	0
2011	10.450851	10.202422	-2.38%	0
2010*	10.000000	10.450851	4.51%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.905315	11.062048	11.68%	0
2011	10.437460	9.905315	-5.10%	0
2010*	10.000000	10.437460	4.37%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	10.003545	10.682921	6.79%	0
2011	10.222235	10.003545	-2.14%	0
2010*	10.000000	10.222235	2.22%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.803609	10.694609	9.09%	0
2011	10.172894	9.803609	-3.63%	0
2010*	10.000000	10.172894	1.73%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.627394	9.726350	12.74%	0
2011	9.386453	8.627394	-8.09%	0
2010	8.222409	9.386453	14.16%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.412243	10.338763	9.84%	0
2011	9.519147	9.412243	-1.12%	0
2010	8.650383	9.519147	10.04%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.946503	9.971634	11.46%	0
2011	9.419661	8.946503	-5.02%	0
2010	8.351992	9.419661	12.78%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.658630	8.766297	1.24%	0
2011	9.827758	8.658630	-11.90%	0
2010*	10.000000	9.827758	-1.72%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.828669	9.089046	2.95%	0
2011	9.606777	8.828669	-8.10%	2,287
2010*	10.000000	9.606777	-3.93%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	8.020474	7.061158	-11.96%	932
2011	8.852874	8.020474	-9.40%	3,471
2010	9.256044	8.852874	-4.36%	1,103

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.391739	8.505378	1.35%	1,472
2011	8.186743	8.391739	2.50%	1,739
2010	7.776203	8.186743	5.28%	1,728
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.365536	8.661799	3.54%	1,193
2011	9.029677	8.365536	-7.36%	1,294
2010	8.189188	9.029677	10.26%	1,413
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.634852	11.384603	18.16%	0
2011	10.471877	9.634852	-7.99%	0
2010*	10.000000	10.471877	4.72%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.497990	10.289482	8.33%	0
2011*	10.000000	9.497990	-5.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.355034	10.733081	14.73%	0
2011*	10.000000	9.355034	-6.45%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	10.940638	12.442893	13.73%	3,758
2011	10.629548	10.940638	2.93%	0
2010*	10.000000	10.629548	6.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	10.002615	11.519384	15.16%	0
2011	10.775495	10.002615	-7.17%	0
2010*	10.000000	10.775495	7.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.274258	11.313467	10.11%	0
2011	10.503438	10.274258	-2.18%	0
2010*	10.000000	10.503438	5.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.169466	11.458394	12.67%	0
2011	10.622714	10.169466	-4.27%	2,011
2010*	10.000000	10.622714	6.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.375071	11.058055	6.58%	0
2011	10.318260	10.375071	0.55%	0
2010*	10.000000	10.318260	3.18%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.222712	11.389393	11.41%	0
2011	10.556418	10.222712	-3.16%	9,016
2010*	10.000000	10.556418	5.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.102715	11.477655	13.61%	0
2011	10.688457	10.102715	-5.48%	0
2010*	10.000000	10.688457	6.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.323907	11.264026	9.11%	3,978
2011	10.440468	10.323907	-1.12%	0
2010*	10.000000	10.440468	4.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.292799	10.931490	6.21%	0
2011*	10.000000	10.292799	2.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.700286	10.112961	16.24%	0
2011	11.306567	8.700286	-23.05%	0
2010*	10.000000	11.306567	13.07%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	10.831589	11.065850	2.16%	3,993
2011	10.184846	10.831589	6.35%	0
2010*	10.000000	10.184846	1.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	10.142976	11.657758	14.93%	0
2011	10.649020	10.142976	-4.75%	0
2010*	10.000000	10.649020	6.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.434726	11.326515	8.55%	0
2011	10.433010	10.434726	0.02%	0
2010*	10.000000	10.433010	4.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.342861	11.516204	11.34%	0
2011	10.535012	10.342861	-1.82%	0
2010*	10.000000	10.535012	5.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.472210	10.918683	4.26%	4,039
2011	10.260057	10.472210	2.07%	0
2010*	10.000000	10.260057	2.60%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.377732	11.405019	9.90%	0
2011	10.470597	10.377732	-0.89%	0
2010*	10.000000	10.470597	4.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	10.265221	11.576085	12.77%	0
2011	10.579873	10.265221	-2.97%	0
2010*	10.000000	10.579873	5.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.507204	11.247295	7.04%	0
2011	10.372504	10.507204	1.30%	0
2010*	10.000000	10.372504	3.73%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.826376	9.742625	-0.85%	7,614
2011	9.910376	9.826376	-0.85%	4,309
2010	9.995324	9.910376	-0.85%	1,061
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	10.024219	11.481340	14.54%	0
2011	11.186496	10.024219	-10.39%	0
2010*	10.000000	11.186496	11.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.833277	10.242209	15.95%	0
2011	10.656443	8.833277	-17.11%	0
2010*	10.000000	10.656443	6.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.369124	11.940116	15.15%	0
2011	10.807172	10.369124	-4.05%	0
2010*	10.000000	10.807172	8.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.592551	11.183929	16.59%	0
2011	10.302269	9.592551	-6.89%	97
2010*	10.000000	10.302269	3.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.673775	12.132643	13.67%	0
2011	11.266561	10.673775	-5.26%	0
2010*	10.000000	11.266561	12.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.477836	12.086668	15.35%	0
2011	10.818601	10.477836	-3.15%	0
2010*	10.000000	10.818601	8.19%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.031049	12.400139	12.41%	0
2011	11.198394	11.031049	-1.49%	0
2010*	10.000000	11.198394	11.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	10.111143	12.088181	19.55%	0
2011	10.752771	10.111143	-5.97%	0
2010*	10.000000	10.752771	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	10.352230	11.852780	14.49%	0
2011	11.053757	10.352230	-6.35%	0
2010*	10.000000	11.053757	10.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.421608	11.813149	13.35%	0
2011	10.428783	10.421608	-0.07%	0
2010*	10.000000	10.428783	4.29%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.986001	10.249795	2.64%	0
2011*	10.000000	9.986001	-0.14%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.654172	-3.46%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.241980	2.42%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.564338	10.886981	13.83%	0
2011*	10.000000	9.564338	-4.36%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.268001	11.744440	4.23%	0
2011	12.291681	11.268001	-8.33%	0
2010*	10.000000	12.291681	22.92%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.196768	13.073738	16.76%	1,755
2011	10.632181	11.196768	5.31%	224
2010*	10.000000	10.632181	6.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.743930	12.253096	4.34%	0
2011	10.924865	11.743930	7.50%	324
2010*	10.000000	10.924865	9.25%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.634681	12.327186	5.95%	0
2011	10.919984	11.634681	6.54%	227
2010*	10.000000	10.919984	9.20%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.874331	12.312098	13.22%	0
2011	10.623753	10.874331	2.36%	354
2010*	10.000000	10.623753	6.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.853948	10.331764	4.85%	0
2011*	10.000000	9.853948	-1.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.034250	10.893925	8.57%	0
2011*	10.000000	10.034250	0.34%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.510519	9.421833	10.71%	0
2011	11.237000	8.510519	-24.26%	0
2010*	10.000000	11.237000	12.37%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.545280	12.096448	14.71%	0
2011	10.855914	10.545280	-2.86%	0
2010*	10.000000	10.855914	8.56%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.125849	12.589204	13.15%	2,273
2011	10.921251	11.125849	1.87%	2,590
2010*	10.000000	10.921251	9.21%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.073336	9.243441	14.49%	0
2011	11.153498	8.073336	-27.62%	0
2010*	10.000000	11.153498	11.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.483629	9.898496	32.27%	0
2011*	10.000000	7.483629	-25.16%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.742824	8.328325	7.56%	0
2011*	10.000000	7.742824	-22.57%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.132766	6.725282	-17.31%	0
2011	9.002199	8.132766	-9.66%	0
2010*	10.000000	9.002199	-9.98%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.381475	13.087935	39.51%	0
2011*	10.000000	9.381475	-6.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.314236	11.646711	12.92%	0
2011	10.402388	10.314236	-0.85%	0
2010*	10.000000	10.402388	4.02%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.916375	10.899611	9.92%	0
2011*	10.000000	9.916375	-0.84%	745
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.665883	11.701548	21.06%	3,028
2011*	10.000000	9.665883	-3.34%	4,958
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.794576	9.292564	5.66%	612
2011	11.046432	8.794576	-20.39%	0
2010*	10.000000	11.046432	10.46%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.602849	11.101145	15.60%	456
2011	10.629482	9.602849	-9.66%	0
2010*	10.000000	10.629482	6.29%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.299959	10.264456	23.67%	0
2011*	10.000000	8.299959	-17.00%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.630987	11.211005	16.41%	0
2011*	10.000000	9.630987	-3.69%	778
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.758513	10.055986	14.81%	0
2011*	10.000000	8.758513	-12.41%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.253486	10.636509	14.95%	0
2011	10.894909	9.253486	-15.07%	49
2010*	10.000000	10.894909	8.95%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.483701	10.073921	18.74%	0
2011*	10.000000	8.483701	-15.16%	605

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.230479	8.814170	21.90%	0
2011	8.952009	7.230479	-19.23%	62
2010*	10.000000	8.952009	-10.48%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.872503	12.529642	15.24%	42
2011	10.808260	10.872503	0.59%	125
2010*	10.000000	10.808260	8.08%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.257527	11.485013	2.02%	0
2011	11.104407	11.257527	1.38%	0
2010*	10.000000	11.104407	11.04%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.426379	11.563062	10.90%	0
2011*	10.000000	10.426379	4.26%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.308388	7.039298	-15.27%	0
2011*	10.000000	8.308388	-16.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.303632	10.808455	16.17%	0
2011*	10.000000	9.303632	-6.96%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.473125	5.050189	-7.73%	0
2011	8.832070	5.473125	-38.03%	0
2010*	10.000000	8.832070	-11.68%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.838132	8.397563	-4.98%	0
2011*	10.000000	8.838132	-11.62%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.172115	7.907739	-13.78%	0
2011	8.359443	9.172115	9.72%	0
2010*	10.000000	8.359443	-16.41%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.644443	6.843323	-20.84%	0
2011	8.564068	8.644443	0.94%	0
2010*	10.000000	8.564068	-14.36%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.723020	6.218012	-19.49%	0
2011	8.700565	7.723020	-11.24%	0
2010*	10.000000	8.700565	-12.99%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.304182	10.175785	9.37%	3,064
2011*	10.000000	9.304182	-6.96%	5,810
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.547309	11.029556	15.53%	0
2011*	10.000000	9.547309	-4.53%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	15.035811	15.052752	0.11%	103
2011	10.566671	15.035811	42.29%	0
2010*	10.000000	10.566671	5.67%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.185271	14.833186	32.61%	0
2011	11.417325	11.185271	-2.03%	0
2010*	10.000000	11.417325	14.17%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.713176	3.669295	-35.77%	0
2011	7.404020	5.713176	-22.84%	0
2010*	10.000000	7.404020	-25.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.849033	10.771856	-0.71%	1,310
2011*	10.000000	10.849033	8.49%	2,162
Rydex Variable Trust - Banking Fund - Q/NQ
2012	4.021837	4.953267	23.16%	0
2011	5.215738	4.021837	-22.89%	0
2010	4.653662	5.215738	12.08%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	9.639139	10.581886	9.78%	0
2011	11.637071	9.639139	-17.17%	0
2010	9.265371	11.637071	25.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	13.189470	17.782513	34.82%	0
2011	12.028455	13.189470	9.65%	0
2010	10.958754	12.028455	9.76%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.600148	6.451799	-2.25%	0
2011	7.130385	6.600148	-7.44%	0
2010	6.656984	7.130385	7.11%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.680958	13.710401	8.12%	0
2011	11.242195	12.680958	12.80%	825
2010	9.667755	11.242195	16.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.621807	7.691054	16.15%	0
2011	6.122045	6.621807	8.16%	0
2010	4.956041	6.122045	23.53%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.851984	6.865054	0.19%	0
2011	8.274934	6.851984	-17.20%	0
2010	7.618000	8.274934	8.62%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.177575	9.318012	1.53%	0
2011	9.831014	9.177575	-6.65%	0
2010	8.328444	9.831014	18.04%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	8.187716	8.150751	-0.45%	0
2011	9.103776	8.187716	-10.06%	0
2010	7.284371	9.103776	24.98%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.654968	5.614958	20.62%	655
2011	5.532181	4.654968	-15.86%	0
2010	6.253421	5.532181	-11.53%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	5.210031	6.337396	21.64%	0
2011	6.176372	5.210031	-15.65%	0
2010	5.446925	6.176372	13.39%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	16.371502	16.719809	2.13%	1,975
2011	11.670209	16.371502	40.28%	5,832
2010	10.690246	11.670209	9.17%	710
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	10.283681	11.946163	16.17%	675
2011	9.907245	10.283681	3.80%	675
2010	9.358698	9.907245	5.86%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.674519	11.445906	18.31%	0
2011	11.078163	9.674519	-12.67%	502
2010	9.251335	11.078163	19.75%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	4.400775	3.383459	-23.12%	0
2011	6.086224	4.400775	-27.69%	0
2010	8.805732	6.086224	-30.88%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.473579	4.160730	-6.99%	903
2011	6.486159	4.473579	-31.03%	0
2010	7.502760	6.486159	-13.55%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.882477	4.761522	-19.06%	0
2011	6.402394	5.882477	-8.12%	0
2010	8.643134	6.402394	-25.93%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	5.696272	4.594705	-19.34%	0
2011	6.388736	5.696272	-10.84%	0
2010	8.184079	6.388736	-21.94%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	5.485391	4.451309	-18.85%	0
2011	5.988249	5.485391	-8.40%	0
2010	8.344960	5.988249	-28.24%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	7.412425	6.101344	-17.69%	0
2011	8.219169	7.412425	-9.82%	0
2010	9.982582	8.219169	-17.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.976620	7.117039	19.08%	0
2011	8.483307	5.976620	-29.55%	0
2010	7.393309	8.483307	14.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.956202	10.773158	20.29%	0
2011	8.816684	8.956202	1.58%	0
2010	6.822110	8.816684	29.24%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.126847	10.017937	23.27%	0
2011	8.869776	8.126847	-8.38%	0
2010	6.503570	8.869776	36.38%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	8.556489	11.378543	32.98%	0
2011	8.688404	8.556489	-1.52%	2,329
2010	6.400904	8.688404	35.74%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	10.959443	12.688388	15.78%	1,079
2011	10.818587	10.959443	1.30%	1,443
2010	9.209038	10.818587	17.48%	1,215
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.904045	8.367991	21.20%	165
2011	7.045342	6.904045	-2.01%	173
2010	5.923114	7.045342	18.95%	183
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.780108	10.250277	-4.91%	0
2011	14.335398	10.780108	-24.80%	0
2010	10.471155	14.335398	36.90%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	8.480955	9.951218	17.34%	115
2011	8.364111	8.480955	1.40%	123
2010	6.755926	8.364111	23.80%	133
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.945731	12.672612	15.78%	0
2011	10.483902	10.945731	4.41%	0
2010	8.449603	10.483902	24.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	7.244056	8.769815	21.06%	0
2011	8.319791	7.244056	-12.93%	0
2010	6.087250	8.319791	36.68%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.284573	6.779358	28.29%	1,974
2011	5.548858	5.284573	-4.76%	0
2010	4.460451	5.548858	24.40%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.724579	12.048503	12.34%	0
2011	10.935351	10.724579	-1.93%	2,077
2010	8.820999	10.935351	23.97%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.092858	9.807509	21.19%	796
2011	8.429157	8.092858	-3.99%	437
2010	7.065851	8.429157	19.29%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.990162	14.947094	15.06%	0
2011	13.188043	12.990162	-1.50%	1,803
2010	10.032537	13.188043	31.45%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.787782	10.193036	15.99%	408
2011	9.545531	8.787782	-7.94%	53
2010	8.014074	9.545531	19.11%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.666924	11.697969	9.67%	0
2011	10.392850	10.666924	2.64%	0
2010	8.358789	10.392850	24.33%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	8.422449	10.052522	19.35%	282
2011	9.380348	8.422449	-10.21%	0
2010	7.562585	9.380348	24.04%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	7.173605	6.665773	-7.08%	0
2011	7.556964	7.173605	-5.07%	0
2010	7.981385	7.556964	-5.32%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.346889	9.267566	11.03%	0
2011	9.271245	8.346889	-9.97%	0
2010	8.346339	9.271245	11.08%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.333148	6.584353	3.97%	0
2011	7.462011	6.333148	-15.13%	0
2010	6.572279	7.462011	13.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	8.051116	9.386179	16.58%	0
2011	9.135785	8.051116	-11.87%	0
2010	7.422728	9.135785	23.08%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.327984	10.354441	0.26%	852
2011	8.957337	10.327984	15.30%	2,505
2010	8.452441	8.957337	5.97%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.078387	9.071361	-0.08%	0
2011	9.506215	9.078387	-4.50%	0
2010	10.157309	9.506215	-6.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.347046	12.092760	16.87%	0
2011*	10.000000	10.347046	3.47%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.319787	10.719020	28.84%	0
2011*	10.000000	8.319787	-16.80%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.914770	10.049431	12.73%	0
2011*	10.000000	8.914770	-10.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.717303	7.910649	2.51%	0
2011*	10.000000	7.717303	-22.83%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.637435	9.682569	0.47%	0
2011*	10.000000	9.637435	-3.63%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.102038	10.216049	12.24%	0
2011*	10.000000	9.102038	-8.98%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.660702	11.333329	6.31%	0
2011*	10.000000	10.660702	6.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	10.603466	12.044841	13.59%	0
2011	10.387306	10.603466	2.08%	0
2010*	10.000000	10.387306	3.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	10.444180	11.846548	13.43%	0
2011	10.443507	10.444180	0.01%	0
2010*	10.000000	10.443507	4.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.151830	11.051756	8.86%	0
2011	10.641518	10.151830	-4.60%	0
2010*	10.000000	10.641518	6.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.262736	9.947007	-3.08%	0
2011	11.867608	10.262736	-13.52%	0
2010*	10.000000	11.867608	18.68%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.512151	5.12%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.115067	10.127801	11.11%	0
2011*	10.000000	9.115067	-8.85%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.298311	11.933802	15.88%	0
2011	10.329332	10.298311	-0.30%	0
2010*	10.000000	10.329332	3.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.071290	12.539269	13.26%	0
2011	11.185338	11.071290	-1.02%	0
2010*	10.000000	11.185338	11.85%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.601842	6.02%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.176807	11.619564	14.18%	0
2011	10.440367	10.176807	-2.52%	0
2010*	10.000000	10.440367	4.40%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.880427	11.017532	11.51%	0
2011	10.426983	9.880427	-5.24%	0
2010*	10.000000	10.426983	4.27%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.978432	10.639953	6.63%	0
2011	10.211985	9.978432	-2.29%	0
2010*	10.000000	10.211985	2.12%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.778986	10.651575	8.92%	0
2011	10.162684	9.778986	-3.78%	0
2010*	10.000000	10.162684	1.63%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.569879	9.646854	12.57%	0
2011	9.337986	8.569879	-8.23%	0
2010	8.192330	9.337986	13.98%	0
2009	5.935941	8.192330	38.01%	0
2008	10.535771	5.935941	-43.66%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.349532	10.254300	9.68%	0
2011	9.470015	9.349532	-1.27%	0
2010	8.618769	9.470015	9.88%	0
2009	7.102042	8.618769	21.36%	0
2008	10.259051	7.102042	-30.77%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.883486	9.886384	11.29%	0
2011	9.367458	8.883486	-5.17%	0
2010	8.318271	9.367458	12.61%	0
2009	6.187488	8.318271	34.44%	0
2008	10.801330	6.187488	-42.72%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.636882	8.731017	1.09%	0
2011	9.817898	8.636882	-12.03%	0
2010*	10.000000	9.817898	-1.82%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.806483	9.052462	2.79%	0
2011	9.597132	8.806483	-8.24%	0
2010*	10.000000	9.597132	-4.03%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.983529	7.017964	-12.09%	0
2011	8.825414	7.983529	-9.54%	0
2010	9.241316	8.825414	-4.50%	0
2009	9.725077	9.241316	-4.97%	0
2008*	10.000000	9.725077	-2.75%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.335820	8.435888	1.20%	0
2011	8.144478	8.335820	2.35%	0
2010	7.747783	8.144478	5.12%	0
2009	8.091764	7.747783	-4.25%	0
2008	10.056107	8.091764	-19.53%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.309789	8.591030	3.38%	0
2011	8.983081	8.309789	-7.50%	0
2010	8.159247	8.983081	10.10%	0
2009	6.474511	8.159247	26.02%	0
2008	11.035323	6.474511	-41.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.610652	11.338791	17.98%	0
2011	10.461368	9.610652	-8.13%	0
2010*	10.000000	10.461368	4.61%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.488453	10.263565	8.17%	0
2011*	10.000000	9.488453	-5.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.345636	10.706049	14.56%	0
2011*	10.000000	9.345636	-6.54%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	10.913167	12.392814	13.56%	2,066
2011	10.618886	10.913167	2.77%	1,320
2010*	10.000000	10.618886	6.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.977500	11.473036	14.99%	0
2011	10.764692	9.977500	-7.31%	0
2010*	10.000000	10.764692	7.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.248454	11.267940	9.95%	0
2011	10.492906	10.248454	-2.33%	0
2010*	10.000000	10.492906	4.93%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.143931	11.412302	12.50%	0
2011	10.612060	10.143931	-4.41%	0
2010*	10.000000	10.612060	6.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.349024	11.013558	6.42%	0
2011	10.307903	10.349024	0.40%	0
2010*	10.000000	10.307903	3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.197032	11.343561	11.24%	0
2011	10.545833	10.197032	-3.31%	0
2010*	10.000000	10.545833	5.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.077344	11.431473	13.44%	0
2011	10.677736	10.077344	-5.62%	4,198
2010*	10.000000	10.677736	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.297994	11.218708	8.94%	0
2011	10.430001	10.297994	-1.27%	0
2010*	10.000000	10.430001	4.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.282483	10.903980	6.04%	0
2011*	10.000000	10.282483	2.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.678425	10.072259	16.06%	0
2011	11.295241	8.678425	-23.17%	0
2010*	10.000000	11.295241	12.95%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	10.804410	11.021343	2.01%	0
2011	10.174636	10.804410	6.19%	0
2010*	10.000000	10.174636	1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	10.117502	11.610848	14.76%	0
2011	10.638343	10.117502	-4.90%	0
2010*	10.000000	10.638343	6.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.408531	11.280955	8.38%	0
2011	10.422553	10.408531	-0.13%	0
2010*	10.000000	10.422553	4.23%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.316895	11.469880	11.18%	0
2011	10.524456	10.316895	-1.97%	0
2010*	10.000000	10.524456	5.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.445928	10.874769	4.11%	0
2011	10.249772	10.445928	1.91%	0
2010*	10.000000	10.249772	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.351661	11.359120	9.73%	0
2011	10.460087	10.351661	-1.04%	0
2010*	10.000000	10.460087	4.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	10.239434	11.529499	12.60%	0
2011	10.569261	10.239434	-3.12%	0
2010*	10.000000	10.569261	5.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.480810	11.202026	6.88%	0
2011	10.362092	10.480810	1.15%	0
2010*	10.000000	10.362092	3.62%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.795897	9.697674	-1.00%	6,594
2011	9.894559	9.795897	-1.00%	11,611
2010	9.994495	9.894559	-1.00%	6,519
2009*	10.000000	9.994495	-0.06%	1,716
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.999055	11.435156	14.36%	0
2011	11.175293	9.999055	-10.53%	0
2010*	10.000000	11.175293	11.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.811067	10.200972	15.77%	0
2011	10.645759	8.811067	-17.23%	0
2010*	10.000000	10.645759	6.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.343079	11.892068	14.98%	0
2011	10.796334	10.343079	-4.20%	0
2010*	10.000000	10.796334	7.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.568453	11.138927	16.41%	0
2011	10.291933	9.568453	-7.03%	0
2010*	10.000000	10.291933	2.92%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.646952	12.083804	13.50%	0
2011	11.255253	10.646952	-5.40%	0
2010*	10.000000	11.255253	12.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.451525	12.038028	15.18%	0
2011	10.807760	10.451525	-3.30%	0
2010*	10.000000	10.807760	8.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	11.003356	12.350243	12.24%	0
2011	11.187168	11.003356	-1.64%	0
2010*	10.000000	11.187168	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	10.085748	12.039537	19.37%	0
2011	10.741983	10.085748	-6.11%	0
2010*	10.000000	10.741983	7.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	10.326232	11.805086	14.32%	0
2011	11.042672	10.326232	-6.49%	0
2010*	10.000000	11.042672	10.43%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.395434	11.765613	13.18%	0
2011	10.418328	10.395434	-0.22%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.975994	10.223981	2.49%	0
2011*	10.000000	9.975994	-0.24%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.646064	-3.54%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.233383	2.33%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.554740	10.859566	13.66%	0
2011*	10.000000	9.554740	-4.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.239740	11.697220	4.07%	0
2011	12.279375	11.239740	-8.47%	0
2010*	10.000000	12.279375	22.79%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.168655	13.021130	16.59%	1,413
2011	10.621512	11.168655	5.15%	935
2010*	10.000000	10.621512	6.22%	402
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.714283	12.203625	4.18%	0
2011	10.913761	11.714283	7.33%	2,176
2010*	10.000000	10.913761	9.14%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.605467	12.277580	5.79%	0
2011	10.909032	11.605467	6.38%	455
2010*	10.000000	10.909032	9.09%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.847026	12.262556	13.05%	0
2011	10.613097	10.847026	2.20%	0
2010*	10.000000	10.613097	6.13%	408
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.843949	10.305630	4.69%	0
2011*	10.000000	9.843949	-1.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.024180	10.866491	8.40%	0
2011*	10.000000	10.024180	0.24%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.489135	9.383900	10.54%	0
2011	11.225728	8.489135	-24.38%	0
2010*	10.000000	11.225728	12.26%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.518675	12.047624	14.54%	0
2011	10.844887	10.518675	-3.01%	0
2010*	10.000000	10.844887	8.45%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.097919	12.538561	12.98%	1,449
2011	10.910309	11.097919	1.72%	0
2010*	10.000000	10.910309	9.10%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.053050	9.206231	14.32%	0
2011	11.142315	8.053050	-27.73%	0
2010*	10.000000	11.142315	11.42%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2012	7.476093	9.873538	32.07%	0
2011*	10.000000	7.476093	-25.24%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.735028	8.307324	7.40%	0
2011*	10.000000	7.735028	-22.65%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.112339	6.698206	-17.43%	0
2011	8.993158	8.112339	-9.79%	0
2010*	10.000000	8.993158	-10.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.372044	13.054964	39.30%	0
2011*	10.000000	9.372044	-6.28%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.288331	11.599839	12.75%	0
2011	10.391952	10.288331	-1.00%	458
2010*	10.000000	10.391952	3.92%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.906424	10.872169	9.75%	0
2011*	10.000000	9.906424	-0.94%	4,253
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.656174	11.672069	20.88%	0
2011*	10.000000	9.656174	-3.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.772487	9.255168	5.50%	539
2011	11.035367	8.772487	-20.51%	0
2010*	10.000000	11.035367	10.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.578717	11.056458	15.43%	360
2011	10.618818	9.578717	-9.79%	0
2010*	10.000000	10.618818	6.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.291604	10.238573	23.48%	0
2011*	10.000000	8.291604	-17.08%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.621320	11.182769	16.23%	0
2011*	10.000000	9.621320	-3.79%	4,391

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.749706	10.030630	14.64%	0
2011*	10.000000	8.749706	-12.50%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.230241	10.593705	14.77%	0
2011	10.883988	9.230241	-15.19%	0
2010*	10.000000	10.883988	8.84%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.475181	10.048532	18.56%	0
2011*	10.000000	8.475181	-15.25%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.212307	8.778683	21.72%	0
2011	8.943031	7.212307	-19.35%	0
2010*	10.000000	8.943031	-10.57%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.845199	12.479230	15.07%	0
2011	10.797419	10.845199	0.44%	0
2010*	10.000000	10.797419	7.97%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.229247	11.438787	1.87%	0
2011	11.093266	11.229247	1.23%	0
2010*	10.000000	11.093266	10.93%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.415916	11.533949	10.73%	0
2011*	10.000000	10.415916	4.16%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.300042	7.021560	-15.40%	0
2011*	10.000000	8.300042	-17.00%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.294284	10.781228	16.00%	0
2011*	10.000000	9.294284	-7.06%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.459349	5.029832	-7.87%	0
2011	8.823188	5.459349	-38.12%	0
2010*	10.000000	8.823188	-11.77%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.829245	8.376388	-5.13%	0
2011*	10.000000	8.829245	-11.71%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.149085	7.875910	-13.92%	0
2011	8.351048	9.149085	9.56%	0
2010*	10.000000	8.351048	-16.49%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.622736	6.815763	-20.96%	0
2011	8.555463	8.622736	0.79%	0
2010*	10.000000	8.555463	-14.45%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.703607	6.192953	-19.61%	0
2011	8.691814	7.703607	-11.37%	0
2010*	10.000000	8.691814	-13.08%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.294848	10.150165	9.20%	0
2011*	10.000000	9.294848	-7.05%	4,540
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.537716	11.001768	15.35%	0
2011*	10.000000	9.537716	-4.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.998070	14.992186	-0.04%	0
2011	10.556071	14.998070	42.08%	0
2010*	10.000000	10.556071	5.56%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.157181	14.773533	32.41%	0
2011	11.405881	11.157181	-2.18%	0
2010*	10.000000	11.405881	14.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.698800	3.654500	-35.87%	0
2011	7.396575	5.698800	-22.95%	0
2010*	10.000000	7.396575	-26.03%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.838154	10.744739	-0.86%	0
2011*	10.000000	10.838154	8.38%	3,882
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.994984	4.912732	22.97%	0
2011	5.188766	3.994984	-23.01%	0
2010	4.636614	5.188766	11.91%	0
2009	4.850015	4.636614	-4.40%	0
2008	8.326730	4.850015	-41.75%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	9.574892	10.495423	9.61%	0
2011	11.577004	9.574892	-17.29%	0
2010	9.231492	11.577004	25.41%	0
2009	5.998209	9.231492	53.90%	0
2008	11.096598	5.998209	-45.95%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	13.101604	17.637293	34.62%	0
2011	11.966382	13.101604	9.49%	428
2010	10.918712	11.966382	9.60%	0
2009	9.319792	10.918712	17.16%	0
2008	10.670596	9.319792	-12.66%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.556156	6.399080	-2.40%	0
2011	7.093565	6.556156	-7.58%	0
2010	6.632630	7.093565	6.95%	0
2009	6.005293	6.632630	10.45%	0
2008	11.899888	6.005293	-49.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.596517	13.598459	7.95%	0
2011	11.184201	12.596517	12.63%	0
2010	9.632442	11.184201	16.11%	347
2009	8.168154	9.632442	17.93%	0
2008	10.769767	8.168154	-24.16%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.577650	7.628181	15.97%	0
2011	6.090424	6.577650	8.00%	0
2010	4.937903	6.090424	23.34%	0
2009	3.644174	4.937903	35.50%	0
2008	9.614923	3.644174	-62.10%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.806305	6.808940	0.04%	0
2011	8.232227	6.806305	-17.32%	0
2010	7.590135	8.232227	8.46%	0
2009	4.461382	7.590135	70.13%	0
2008	9.033072	4.461382	-50.61%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.116425	9.241884	1.38%	0
2011	9.780275	9.116425	-6.79%	0
2010	8.297986	9.780275	17.86%	459
2009	6.051858	8.297986	37.11%	0
2008	11.327852	6.051858	-46.58%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	8.133101	8.084099	-0.60%	0
2011	9.056744	8.133101	-10.20%	0
2010	7.257707	9.056744	24.79%	0
2009	4.513642	7.257707	60.79%	0
2008	10.753828	4.513642	-58.03%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.623927	5.569051	20.44%	727
2011	5.503609	4.623927	-15.98%	0
2010	6.230546	5.503609	-11.67%	0
2009	4.639479	6.230546	34.29%	0
2008	10.382062	4.639479	-55.31%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	5.175263	6.285578	21.45%	0
2011	6.144438	5.175263	-15.77%	0
2010	5.426959	6.144438	13.22%	0
2009	4.580280	5.426959	18.49%	0
2008	8.904928	4.580280	-48.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	16.262388	16.583179	1.97%	52
2011	11.609947	16.262388	40.07%	272
2010	10.651161	11.609947	9.00%	0
2009	15.715825	10.651161	-32.23%	0
2008	10.961214	15.715825	43.38%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	10.215175	11.848597	15.99%	0
2011	9.856117	10.215175	3.64%	0
2010	9.324502	9.856117	5.70%	0
2009	7.556272	9.324502	23.40%	0
2008	10.157723	7.556272	-25.61%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.610020	11.352351	18.13%	0
2011	11.020953	9.610020	-12.80%	0
2010	9.217493	11.020953	19.57%	0
2009	5.613705	9.217493	64.20%	0
2008	10.286684	5.613705	-45.43%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	4.371423	3.355790	-23.23%	0
2011	6.054780	4.371423	-27.80%	0
2010	8.773541	6.054780	-30.99%	0
2009	16.011565	8.773541	-45.20%	0
2008	10.055485	16.011565	59.23%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.443754	4.126722	-7.13%	1,056
2011	6.452658	4.443754	-31.13%	0
2010	7.475324	6.452658	-13.68%	0
2009	6.323364	7.475324	18.22%	0
2008	9.152152	6.323364	-30.91%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.843296	4.722622	-19.18%	0
2011	6.369362	5.843296	-8.26%	0
2010	8.611590	6.369362	-26.04%	0
2009	13.440008	8.611590	-35.93%	0
2008	10.099454	13.440008	33.08%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	5.658302	4.557151	-19.46%	935
2011	6.355750	5.658302	-10.97%	832
2010	8.154189	6.355750	-22.06%	446
2009	13.745673	8.154189	-40.68%	0
2008	9.379849	13.745673	46.54%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	5.448850	4.414938	-18.97%	0
2011	5.957353	5.448850	-8.54%	0
2010	8.314505	5.957353	-28.35%	0
2009	12.508512	8.314505	-33.53%	0
2008	10.132740	12.508512	23.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	7.363042	6.051499	-17.81%	0
2011	8.176748	7.363042	-9.95%	0
2010	9.946126	8.176748	-17.79%	234
2009	13.866981	9.946126	-28.27%	0
2008	10.059084	13.866981	37.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.936774	7.058864	18.90%	0
2011	8.439544	5.936774	-29.66%	0
2010	7.366304	8.439544	14.57%	0
2009	6.016373	7.366304	22.44%	0
2008	9.067074	6.016373	-33.65%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.896503	10.685130	20.10%	0
2011	8.771157	8.896503	1.43%	0
2010	6.797155	8.771157	29.04%	493
2009	5.021641	6.797155	35.36%	0
2008	9.964214	5.021641	-49.60%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.072682	9.936086	23.08%	0
2011	8.823996	8.072682	-8.51%	0
2010	6.479773	8.823996	36.18%	0
2009	4.294915	6.479773	50.87%	0
2008	9.605786	4.294915	-55.29%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	8.499391	11.285503	32.78%	0
2011	8.643493	8.499391	-1.67%	0
2010	6.377440	8.643493	35.53%	332
2009	2.957598	6.377440	115.63%	665
2008	10.903059	2.957598	-72.87%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	10.886413	12.584736	15.60%	0
2011	10.762734	10.886413	1.15%	0
2010	9.175365	10.762734	17.30%	446
2009	6.097352	9.175365	50.48%	0
2008	10.603194	6.097352	-42.50%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.858011	8.299605	21.02%	0
2011	7.008947	6.858011	-2.15%	0
2010	5.901434	7.008947	18.77%	0
2009	4.399068	5.901434	34.15%	0
2008	9.760758	4.399068	-54.93%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.708203	10.166454	-5.06%	0
2011	14.261332	10.708203	-24.91%	0
2010	10.432817	14.261332	36.70%	591
2009	7.061257	10.432817	47.75%	0
2008	11.610136	7.061257	-39.18%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	8.424379	9.869849	17.16%	0
2011	8.320870	8.424379	1.24%	0
2010	6.731172	8.320870	23.62%	0
2009	5.427801	6.731172	24.01%	0
2008	9.394847	5.427801	-42.23%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.872807	12.569093	15.60%	0
2011	10.429799	10.872807	4.25%	480
2010	8.418727	10.429799	23.89%	413
2009	5.896189	8.418727	42.78%	0
2008	8.882345	5.896189	-33.62%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	7.195740	8.698116	20.88%	0
2011	8.276819	7.195740	-13.06%	0
2010	6.064969	8.276819	36.47%	0
2009	4.595409	6.064969	31.98%	0
2008	9.544707	4.595409	-51.85%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.249307	6.723898	28.09%	0
2011	5.520172	5.249307	-4.91%	0
2010	4.444105	5.520172	24.21%	0
2009	3.066766	4.444105	44.91%	1,576
2008	9.676078	3.066766	-68.31%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.653127	11.950085	12.17%	0
2011	10.878917	10.653127	-2.08%	0
2010	8.788751	10.878917	23.78%	0
2009	6.029382	8.788751	45.77%	0
2008	10.121184	6.029382	-40.43%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.038869	9.727309	21.00%	406
2011	8.385595	8.038869	-4.13%	0
2010	7.039980	8.385595	19.11%	0
2009	4.701381	7.039980	49.74%	0
2008	9.249102	4.701381	-49.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.903595	14.824963	14.89%	0
2011	13.119976	12.903595	-1.65%	0
2010	9.995862	13.119976	31.25%	0
2009	6.438595	9.995862	55.25%	0
2008	10.185283	6.438595	-36.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.729193	10.109732	15.82%	195
2011	9.496238	8.729193	-8.08%	0
2010	7.984760	9.496238	18.93%	0
2009	5.195016	7.984760	53.70%	0
2008	9.309185	5.195016	-44.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.595849	11.602403	9.50%	0
2011	10.339203	10.595849	2.48%	0
2010	8.328219	10.339203	24.15%	0
2009	6.279253	8.328219	32.63%	0
2008	9.656966	6.279253	-34.98%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	8.366287	9.970353	19.17%	0
2011	9.331888	8.366287	-10.35%	0
2010	7.534897	9.331888	23.85%	0
2009	4.690382	7.534897	60.65%	0
2008	8.385256	4.690382	-44.06%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	7.125815	6.611316	-7.22%	0
2011	7.517961	7.125815	-5.22%	0
2010	7.952225	7.517961	-5.46%	0
2009	9.544207	7.952225	-16.68%	0
2008	9.132549	9.544207	4.51%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.291271	9.191851	10.86%	0
2011	9.223395	8.291271	-10.11%	0
2010	8.315828	9.223395	10.91%	0
2009	5.398224	8.315828	54.05%	0
2008	9.988913	5.398224	-45.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.290919	6.530515	3.81%	0
2011	7.423474	6.290919	-15.26%	0
2010	6.548227	7.423474	13.37%	0
2009	5.140015	6.548227	27.40%	0
2008	9.498265	5.140015	-45.88%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.997425	9.309455	16.41%	0
2011	9.088607	7.997425	-12.01%	0
2010	7.395573	9.088607	22.89%	526
2009	6.363833	7.395573	16.21%	0
2008	8.600634	6.363833	-26.01%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.259148	10.269822	0.10%	0
2011	8.911086	10.259148	15.13%	537
2010	8.421534	8.911086	5.81%	0
2009	7.475294	8.421534	12.66%	0
2008	10.721808	7.475294	-30.28%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	9.017884	8.997247	-0.23%	0
2011	9.457143	9.017884	-4.64%	0
2010	10.120198	9.457143	-6.55%	0
2009	9.588953	10.120198	5.54%	0
2008	11.036431	9.588953	-13.12%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.336669	12.062317	16.69%	0
2011*	10.000000	10.336669	3.37%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.311419	10.692006	28.64%	0
2011*	10.000000	8.311419	-16.89%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.905815	10.024120	12.56%	0
2011*	10.000000	8.905815	-10.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.709537	7.890710	2.35%	0
2011*	10.000000	7.709537	-22.90%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.627758	9.658176	0.32%	0
2011*	10.000000	9.627758	-3.72%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.098994	10.207471	12.18%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.657128	11.323804	6.26%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	10.594577	12.028653	13.54%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	10.435422	11.830621	13.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.143311	11.036880	8.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.254126	9.933623	-3.13%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.508606	5.09%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.112010	10.119262	11.05%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	10.289675	11.917761	15.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	11.062004	12.522409	13.20%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.598261	5.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.168271	11.603928	14.12%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.872143	11.002722	11.45%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.970065	10.625638	6.58%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.770781	10.637243	8.87%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	8.550799	9.620498	12.51%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.328708	10.226281	9.62%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.862562	9.858117	11.23%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.629642	8.719277	1.04%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.799096	9.040285	2.74%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.971239	7.003599	-12.14%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.317256	8.412839	1.15%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	8.291269	8.567545	3.33%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.602586	11.323541	17.92%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.485274	10.254936	8.11%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.342508	10.697048	14.50%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	10.904018	12.376171	13.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.969120	11.457597	14.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.239863	11.252795	9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.135425	11.396960	12.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.340348	10.998760	6.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.188500	11.328331	11.19%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.068886	11.416108	13.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.289355	11.203634	8.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.279039	10.894805	5.99%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.671140	10.058717	16.00%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	10.795349	11.006525	1.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	10.109018	11.595239	14.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.399793	11.265774	8.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.308249	11.454466	11.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	10.437160	10.860120	4.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	10.342975	11.343841	9.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	10.230844	11.513994	12.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	10.472049	11.187003	6.83%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.785755	9.682727	-1.05%	1,806
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.990663	11.419773	14.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.803683	10.187263	15.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.334411	11.876082	14.92%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.560424	11.123935	16.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.638040	12.067574	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.442740	12.021833	15.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	10.994115	12.333633	12.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	10.077282	12.023351	19.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	10.317571	11.789221	14.26%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	10.386710	11.749794	13.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.972650	10.215374	2.43%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.643363	-3.57%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.230524	2.31%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.551536	10.850429	13.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.230323	11.681504	4.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.159301	13.003630	16.53%	759
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.704413	12.187171	4.12%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.595737	12.261061	5.74%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.837933	12.246074	12.99%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.840607	10.296910	4.64%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.020820	10.857341	8.35%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.482011	9.371279	10.48%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.509807	12.031387	14.48%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.088614	12.521710	12.92%	724
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.046291	9.193853	14.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.473582	9.865224	32.00%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.732440	8.300345	7.34%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.105538	6.689198	-17.47%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.368912	13.044002	39.23%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.279701	11.584248	12.69%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.903098	10.863009	9.69%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.652932	11.662249	20.82%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.765124	9.242712	5.45%	220
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.570677	11.041591	15.37%	134
ProFunds - ProFund VP Financials - Q/NQ
2012	8.288818	10.229955	23.42%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.618085	11.173358	16.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.746765	10.022196	14.58%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.222487	10.579448	14.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.472338	10.040088	18.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2012	7.206255	8.766877	21.66%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.836111	12.462468	15.01%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.219840	11.423410	1.81%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.412422	11.524242	10.68%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.297263	7.015656	-15.45%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.291170	10.772160	15.94%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.454763	5.023056	-7.91%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.826286	8.369340	-5.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.141405	7.865314	-13.96%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.615509	6.806598	-21.00%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.697137	6.184622	-19.65%	0
ProFunds - ProFund VP Technology - Q/NQ
2012	9.291719	10.141612	9.15%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.534518	10.992521	15.29%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.985495	14.972029	-0.09%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.147823	14.753668	32.35%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.694017	3.649582	-35.90%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.834521	10.735696	-0.91%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	3.986061	4.899270	22.91%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	9.553534	10.466696	9.56%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	13.072419	17.589092	34.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	6.541551	6.381586	-2.45%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	12.568450	13.561285	7.90%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	6.562976	7.607313	15.91%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	6.791120	6.790306	-0.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	9.096076	9.216596	1.32%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	8.114983	8.062001	-0.65%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	4.613607	5.553814	20.38%	268
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	5.163728	6.268394	21.39%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	16.226150	16.537843	1.92%	143
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	10.192430	11.816227	15.93%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	9.588588	11.321302	18.07%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	4.361685	3.346609	-23.27%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	4.433838	4.115435	-7.18%	232
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	5.830268	4.709696	-19.22%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	5.645706	4.544708	-19.50%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	5.436709	4.402858	-19.02%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	7.346653	6.034960	-17.85%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	5.923526	7.039547	18.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	8.876679	10.655916	20.04%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	8.054666	9.908892	23.02%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	8.480449	11.254655	32.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	10.862167	12.550344	15.54%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	6.842696	8.276883	20.96%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	10.684328	10.138657	-5.11%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	8.405615	9.842891	17.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	10.848556	12.534718	15.54%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	7.179679	8.674296	20.82%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	5.237585	6.705505	28.03%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	10.629361	11.917396	12.12%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	8.020959	9.700723	20.94%	157
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	12.874849	14.784459	14.83%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	8.709717	10.082065	15.76%	99
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	10.572233	11.570690	9.44%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	8.347607	9.943065	19.11%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	7.109961	6.593264	-7.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	8.272780	9.166707	10.81%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	6.276889	6.512656	3.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	7.979601	9.283997	16.35%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	10.236321	10.241789	0.05%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	8.997791	8.972661	-0.28%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.333200	12.052171	16.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.308633	10.683016	28.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.902824	10.015677	12.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.706949	7.884057	2.30%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.624535	9.650056	0.27%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2012*	10.000000	10.497991	4.98%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2012	11.721428	13.555438	15.65%	0
2011	11.780478	11.721428	-0.50%	0
2010	10.376946	11.780478	13.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2012	10.865907	12.281747	13.03%	0
2011	11.000027	10.865907	-1.22%	0
2010	8.988893	11.000027	22.37%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2012*	10.000000	10.587558	5.88%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
2012	9.847300	10.958355	11.28%	0
2011	10.413020	9.847300	-5.43%	0
2010*	10.000000	10.413020	4.13%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
2012	9.944990	10.582812	6.41%	0
2011	10.198310	9.944990	-2.48%	0
2010*	10.000000	10.198310	1.98%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
2012	9.746206	10.594372	8.70%	0
2011	10.149080	9.746206	-3.97%	0
2010*	10.000000	10.149080	1.49%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
2012	8.607914	8.684111	0.89%	0
2011	9.804748	8.607914	-12.21%	0
2010*	10.000000	9.804748	-1.95%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
2012	8.776953	9.003828	2.58%	0
2011	9.584275	8.776953	-8.42%	0
2010*	10.000000	9.584275	-4.16%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
2012	13.224207	14.986793	13.33%	0
2011	12.893575	13.224207	2.56%	0
2010	11.532428	12.893575	11.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
2012	8.649309	10.018144	15.83%	0
2011	11.280122	8.649309	-23.32%	0
2010*	10.000000	11.280122	12.80%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
2012	14.485852	14.746780	1.80%	0
2011	13.669016	14.485852	5.98%	0
2010	13.202598	13.669016	3.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
2012	12.156072	13.922078	14.53%	0
2011	12.807682	12.156072	-5.09%	0
2010	11.314847	12.807682	13.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
2012	10.373636	11.220357	8.16%	0
2011	10.408586	10.373636	-0.34%	0
2010*	10.000000	10.408586	4.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
2012	10.282298	11.408275	10.95%	0
2011	10.510350	10.282298	-2.17%	0
2010*	10.000000	10.510350	5.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
2012	12.304971	12.784182	3.89%	0
2011	12.098282	12.304971	1.71%	0
2010	11.559565	12.098282	4.66%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
2012	12.486987	13.674518	9.51%	0
2011	12.643266	12.486987	-1.24%	0
2010	11.543581	12.643266	9.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
2012	12.415451	13.951361	12.37%	0
2011	12.841268	12.415451	-3.32%	0
2010	11.510378	12.841268	11.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
2012	12.588398	13.427404	6.66%	0
2011	12.470934	12.588398	0.94%	0
2010	11.637304	12.470934	7.16%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
2012	8.781499	10.146157	15.54%	0
2011	10.631512	8.781499	-17.40%	0
2010*	10.000000	10.631512	6.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
2012	10.218350	11.445928	12.01%	0
2011	10.410043	10.218350	-1.84%	0
2010	8.401591	10.410043	23.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
2012	13.628621	16.235809	19.13%	0
2011	14.544720	13.628621	-6.30%	0
2010	11.631293	14.544720	25.05%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
2012	14.988613	17.100497	14.09%	0
2011	16.060927	14.988613	-6.68%	0
2010	12.968472	16.060927	23.85%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
2012	11.345799	12.815242	12.95%	0
2011	11.393758	11.345799	-0.42%	0
2010	10.162931	11.393758	12.11%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares - Q/NQ
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2012*	10.000000	10.221921	2.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	0
2010*	10.000000	11.210706	12.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Biotechnology - Q/NQ
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0

Maximum Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Global Allocation V.I. Fund - Class III (MLVGA3)
1,308,615 shares (cost $18,717,616)	$18,765,541
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
108,092 shares (cost $754,203)	757,722
Dynamic VP HY Bond Fund (DXVHY)
2,229,511 shares (cost $34,691,110)	35,460,815
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
44,131 shares (cost $644,968)	665,932
Emerging Markets Debt Portfolio - Class II (MSEMB)
147,933 shares (cost $1,336,605)	1,399,450
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
24,096 shares (cost $223,183)	229,878
Global Real Estate Portfolio - Class II (VKVGR2)
165,885 shares (cost $1,442,743)	1,569,274
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
250,058 shares (cost $4,725,080)	4,926,152
Federated NVIT High Income Bond Fund - Class III (HIBF3)
932,097 shares (cost $6,382,189)	6,431,471
NVIT Emerging Markets Fund - Class III (GEM3)
163,193 shares (cost $1,905,694)	1,930,577
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
22,265 shares (cost $196,522)	198,608
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
232,630 shares (cost $2,424,325)	2,507,754
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
242,231 shares (cost $2,474,366)	2,548,266
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
699,062 shares (cost $7,409,462)	7,479,967
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
330,605 shares (cost $3,368,926)	3,517,639
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
149,377 shares (cost $1,430,889)	1,511,699
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
230,441 shares (cost $2,449,584)	2,488,759
NVIT Core Plus Bond Fund - Class II (NVLCP2)
582,042 shares (cost $6,956,855)	6,868,097
NVIT Nationwide Fund - Class III (TRF3)
103,090 shares (cost $990,977)	1,054,613
NVIT Government Bond Fund - Class III (GBF3)
1,567,072 shares (cost $18,665,986)	18,225,044
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
445,038 shares (cost $3,865,041)	4,419,226
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
72,818 shares (cost $973,467)	994,690
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
38,745 shares (cost $544,946)	585,053
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
1,496,712 shares (cost $15,147,286)	15,505,938
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2,030,676 shares (cost $20,486,435)	22,763,878
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
547,337 shares (cost $5,338,358)	6,069,968
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
1,361,702 shares (cost $13,852,316)	14,897,019

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Money Market Fund - Class I (SAM)
84,305 shares (cost $84,305)	84,305
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
170,180 shares (cost $1,638,335)	1,708,611
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
103,725 shares (cost $972,800)	1,004,061
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
115,999 shares (cost $1,198,983)	1,216,835
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
101,687 shares (cost $882,415)	950,775
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
29,312 shares (cost $209,732)	311,883
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
162,094 shares (cost $1,766,997)	1,701,991
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
135,330 shares (cost $1,425,972)	1,397,960
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
30,502 shares (cost $519,209)	527,379
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
81,970 shares (cost $891,564)	968,890
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
133,954 shares (cost $2,341,398)	2,626,844
NVIT Short Term Bond Fund - Class II (NVSTB2)
624,429 shares (cost $6,591,553)	6,575,242
NVIT Money Market Fund - Class II (NVMM2)
196,943,004 shares (cost $196,943,004)	196,943,004
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
129,062 shares (cost $1,274,670)	1,251,906
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2,561,004 shares (cost $26,062,740)	26,301,509
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
232,952 shares (cost $2,794,608)	2,797,751
VP Income & Growth Fund - Class III (ACVIG3)
572,378 shares (cost $3,638,292)	3,949,411
American Century VP Inflation Protection Fund - Class II (ACVIP2)
799,521 shares (cost $9,525,328)	9,618,240
VP Ultra(R) Fund - Class III (ACVU3)
31,167 shares (cost $296,223)	336,291
VP Value Fund - Class III (ACVV3)
888,636 shares (cost $5,262,309)	5,793,906
Quality Bond Fund II - Primary Shares (FQB)
436 shares (cost $4,799)	5,147
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
91,852 shares (cost $1,343,999)	1,370,426
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
272,898 shares (cost $5,380,757)	7,084,430
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
256,269 shares (cost $4,847,098)	5,004,942
VIP Growth Portfolio - Service Class 2 R (FG2R)
125,951 shares (cost $4,930,201)	5,233,249
VIP High Income Portfolio - Service Class 2R (FHI2R)
457,682 shares (cost $2,628,197)	2,585,906
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
395,933 shares (cost $3,236,533)	3,369,388
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
124,891 shares (cost $2,056,107)	1,924,574
All Asset Portfolio - Advisor Class (PMVAAD)
1,046,172 shares (cost $11,855,364)	12,010,054
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
200,404 shares (cost $2,386,588)	2,366,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Low Duration Portfolio - Advisor Class (PMVLAD)
1,317,391 shares (cost $14,144,130)	14,201,476
Total Return Portfolio - Advisor Class (PMVTRD)
2,827,696 shares (cost $32,794,590)	32,659,883
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
318,525 shares (cost $2,527,130)	2,296,566
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
933,538 shares (cost $13,669,619)	14,301,808
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
373,532 shares (cost $5,347,630)	5,124,860
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
6,748,539 shares (cost $53,076,256)	54,393,227
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
63,237 shares (cost $1,560,172)	1,615,696
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
224,656 shares (cost $2,356,003)	2,340,914
VP UltraShort NASDAQ-100 (PROUSN)
273,377 shares (cost $1,006,273)	1,000,558
Access VP High Yield Fund (PROAHY)
2,163,751 shares (cost $62,795,014)	62,207,834
VP Asia 30 (PROA30)
51,698 shares (cost $2,487,849)	2,518,738
VP Banks (PROBNK)
122,107 shares (cost $1,465,918)	1,516,563
VP Basic Materials (PROBM)
36,162 shares (cost $1,665,899)	1,709,721
VP Bear (PROBR)
64,141 shares (cost $1,017,448)	992,908
VP Biotechnology (PROBIO)
179,101 shares (cost $6,231,698)	6,141,386
VP Bull (PROBL)
551,757 shares (cost $16,101,945)	16,287,871
VP Consumer Goods (PROCG)
18,366 shares (cost $728,608)	737,203
VP Consumer Services (PROCS)
26,481 shares (cost $1,058,173)	1,087,054
VP Emerging Markets (PROEM)
205,298 shares (cost $5,077,002)	5,280,261
VP Europe 30 (PROE30)
94,159 shares (cost $1,973,533)	2,032,894
VP Financials (PROFIN)
30,691 shares (cost $643,916)	652,801
VP Health Care (PROHC)
33,724 shares (cost $1,253,314)	1,251,841
VP Industrials (PROIND)
46,781 shares (cost $1,925,162)	1,948,891
VP International (PROINT)
154,897 shares (cost $3,187,857)	3,347,317
VP Internet (PRONET)
8,626 shares (cost $508,359)	514,950
VP Japan (PROJP)
103,336 shares (cost $1,285,110)	1,317,528
VP NASDAQ-100 (PRON)
209,835 shares (cost $4,763,345)	4,763,251
VP Oil and Gas (PROOG)
78,104 shares (cost $3,549,982)	3,516,248
VP Pharmaceuticals (PROPHR)
39,311 shares (cost $1,107,051)	1,085,777
VP Precious Metals (PROPM)
75,437 shares (cost $3,086,761)	2,862,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

VP Real Estate (PRORE)
63,571 shares (cost $3,338,969)	3,285,999
VP Rising Rates Opportunity (PRORRO)
123,838 shares (cost $861,339)	864,387
VP Semiconductor (PROSCN)
6,029 shares (cost $111,119)	110,516
VP Short Emerging Markets (PROSEM)
37,800 shares (cost $520,507)	491,405
VP Short International (PROSIN)
23,978 shares (cost $413,718)	390,361
VP Short NASDAQ-100 (PROSN)
71,958 shares (cost $494,920)	494,349
VP Technology (PROTEC)
104,481 shares (cost $1,975,916)	1,912,001
VP Telecommunications (PROTEL)
476,995 shares (cost $4,098,890)	3,982,910
VP U.S. Government Plus (PROGVP)
136,445 shares (cost $3,137,270)	3,136,865
VP UltraNASDAQ-100 (PROUN)
47,065 shares (cost $1,305,057)	1,354,048
VP Utilities (PROUTL)
54,751 shares (cost $1,729,960)	1,734,517
Global Managed Futures Strategy (RVMFU)
191,728 shares (cost $4,034,699)	3,479,866
Variable Fund - All-Asset Aggressive Strategy (RVAAS)
22,097 shares (cost $560,383)	557,066
Variable Fund - All Asset Conservative Strategy (RVACS)
116,310 shares (cost $2,817,834)	2,899,605
Variable Fund - All-Asset Moderate Strategy (RVAMS)
156,333 shares (cost $3,937,443)	4,020,875
Variable Fund - U.S. Long Short Momentum (RSRF)
576,288 shares (cost $6,869,375)	7,197,842
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
310,418 shares (cost $10,067,138)	10,631,808
Variable Trust - Banking Fund (RBKF)
275,024 shares (cost $3,587,725)	3,685,326
Variable Trust - Basic Materials Fund (RBMF)
268,546 shares (cost $7,083,591)	7,003,692
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
307,286 shares (cost $7,258,532)	7,703,652
Variable Trust - Biotechnology Fund (RBF)
177,333 shares (cost $6,754,381)	6,648,213
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
560,307 shares (cost $13,566,940)	14,164,567
Variable Trust - Commodities Strategy Fund (RVCMD)
405,116 shares (cost $4,478,635)	4,541,353
Variable Trust - Consumer Products Fund (RCPF)
170,010 shares (cost $7,684,601)	7,652,173
Variable Trust - Dow 2x Strategy Fund (RVLDD)
66,135 shares (cost $6,863,034)	6,909,076
Variable Fund - DWA Flexible Allocation (RVDFA)
480,302 shares (cost $10,890,171)	10,441,772
Variable Fund - DWA Sector Rotation (RVDSR)
613,721 shares (cost $13,478,646)	14,127,849
Variable Trust - Electronics Fund (RELF)
714,038 shares (cost $1,992,441)	2,056,429
Variable Trust - Energy Fund (RENF)
328,759 shares (cost $8,965,417)	8,389,919
Variable Trust - Energy Services Fund (RESF)
315,090 shares (cost $6,148,164)	5,829,163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Trust - Europe 1.25x Strategy Fund (RLCE)
446,257 shares (cost $6,564,540)	6,751,867
Variable Trust - Financial Services Fund (RFSF)
286,581 shares (cost $4,427,907)	4,530,845
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
724,262 shares (cost $11,129,912)	11,008,781
Variable Trust - Health Care Fund (RHCF)
210,439 shares (cost $7,277,047)	7,268,551
Variable Trust - Internet Fund (RINF)
229,098 shares (cost $3,687,181)	3,319,631
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
419,454 shares (cost $3,213,811)	3,259,155
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
348,504 shares (cost $3,267,716)	3,220,177
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
31,104 shares (cost $539,938)	532,496
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
295,924 shares (cost $2,566,941)	2,556,781
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
70,821 shares (cost $1,131,315)	1,111,177
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
152,504 shares (cost $4,113,438)	4,048,975
Variable Trust - Japan 2x Strategy Fund (RLCJ)
115,856 shares (cost $2,099,538)	2,124,808
Variable Trust - Leisure Fund (RLF)
76,646 shares (cost $4,860,326)	5,168,214
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
272,665 shares (cost $6,263,148)	6,437,623
Variable Fund - Multi-Hedge Strategies (RVARS)
357,075 shares (cost $7,849,587)	7,991,345
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
215,159 shares (cost $6,065,243)	5,970,664
Variable Trust - NASDAQ-100(R) Fund (ROF)
329,141 shares (cost $7,387,059)	7,425,414
Variable Trust - Nova Fund (RNF)
106,079 shares (cost $9,040,560)	9,379,513
Variable Trust - Precious Metals Fund (RPMF)
1,565,672 shares (cost $21,876,737)	19,680,493
Variable Trust - Real Estate Fund (RREF)
410,886 shares (cost $12,281,004)	12,388,205
Variable Trust - Retailing Fund (RRF)
173,028 shares (cost $2,890,899)	2,891,298
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
138,126 shares (cost $4,440,821)	4,509,810
Variable Trust - S&P 500 2x Strategy Fund (RTF)
37,386 shares (cost $5,226,093)	5,226,189
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
544,998 shares (cost $18,209,053)	18,360,987
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
136,925 shares (cost $12,643,895)	13,120,133
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
519,854 shares (cost $19,760,677)	18,018,150
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
76,836 shares (cost $6,349,983)	6,630,203
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
372,550 shares (cost $12,682,279)	12,741,220
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
56,581 shares (cost $6,111,241)	6,290,081
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
271,839 shares (cost $3,258,785)	3,204,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Variable Trust - Technology Fund (RTEC)
489,020 shares (cost $4,969,007)	4,670,138
Variable Trust - Telecommunications Fund (RTEL)
100,390 shares (cost $927,110)	923,588
Variable Trust - Transportation Fund (RTRF)
260,943 shares (cost $4,041,048)	4,292,511
Variable Trust - Utilities Fund (RUTL)
301,757 shares (cost $5,855,953)	5,772,618
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
32,764 shares (cost $803,611)	803,056
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
74,135 shares (cost $2,138,210)	2,159,557
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
279,166 shares (cost $2,756,736)	2,760,952
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,216,410 shares (cost $22,500,298)	23,772,997

Total Investments	$1,146,524,354

Other Accounts Payable	(18,296)
Accounts Payable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	(12,211)

$1,146,493,847

Contract Owners’ Equity:
Accumulation units	1,146,383,260
Contracts in payout (annuitization) period (note 1f)	110,587

Total Contract Owners’ Equity (note 5)	$1,146,493,847

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	MLVGA3	CSCRS	DXVHY	MVGTAS	MSEMB	MSVGT2	VKVGR2
Reinvested dividends	$12,542,409	274,357	-	559,351	4,985	15,197	2,923	3,253
Mortality and expense risk charges (note 2)	(16,118,191)	(300,415)	(26,776)	(239,450)	(3,596)	(11,377)	(1,994)	(9,654)

Net investment income (loss)	(3,575,782)	(26,058)	(26,776)	319,901	1,389	3,820	929	(6,401)

Realized gain (loss) on investments	28,986,791	(187,107)	(473,132)	267,554	3,535	45,459	11,345	30,630
Change in unrealized gain (loss) on investments	18,107,651	1,842,464	484,460	769,705	21,086	51,839	6,030	127,981

Net gain (loss) on investments	47,094,442	1,655,357	11,328	1,037,259	24,621	97,298	17,375	158,611

Reinvested capital gains	18,501,679	62,011	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$62,020,339	1,691,310	(15,448)	1,357,160	26,010	101,118	18,304	152,210

Investment Activity:	GVAAA2	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2
Reinvested dividends	$48,729	511,872	9,692	3,974	36,998	33,188	125,463	50,514
Mortality and expense risk charges (note 2)	(57,275)	(504,947)	(23,351)	(6,631)	(37,202)	(36,510)	(95,605)	(59,500)

Net investment income (loss)	(8,546)	6,925	(13,659)	(2,657)	(204)	(3,322)	29,858	(8,986)

Realized gain (loss) on investments	158,965	4,409,338	(134,917)	(12,046)	3,865	(7,788)	64,722	59,098
Change in unrealized gain (loss) on investments	203,756	(265,126)	356,961	45,084	172,460	191,856	164,371	314,688

Net gain (loss) on investments	362,721	4,144,212	222,044	33,038	176,325	184,068	229,093	373,786

Reinvested capital gains	-	-	-	16,919	34,084	36,736	118,010	65,544

Net increase (decrease) in contract owners’ equity resulting from operations	$354,175	4,151,137	208,385	47,300	210,205	217,482	376,961	430,344

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVCMA2	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6
Reinvested dividends	$18,683	38,019	141,848	16,872	418,836	68,244	16,707	9,356
Mortality and expense risk charges (note 2)	(22,340)	(33,984)	(105,493)	(11,971)	(297,726)	(60,686)	(10,512)	(9,244)

Net investment income (loss)	(3,657)	4,035	36,355	4,901	121,110	7,558	6,195	112

Realized gain (loss) on investments	(2,225)	30,337	202,674	37,413	(206,601)	171,127	7,426	4,346
Change in unrealized gain (loss) on investments	177,376	65,292	(98,161)	57,205	(286,571)	419,434	19,473	53,743

Net gain (loss) on investments	175,151	95,629	104,513	94,618	(493,172)	590,561	26,899	58,089

Reinvested capital gains	45,571	37,911	156,859	-	664,845	-	8,734	8,895

Net increase (decrease) in contract owners’ equity resulting from operations	$217,065	137,575	297,727	99,519	292,783	598,119	41,828	67,096

Investment Activity:	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2
Reinvested dividends	$264,779	369,591	107,522	253,001	-	5,501	1,303	2,909
Mortality and expense risk charges (note 2)	(220,052)	(347,408)	(98,416)	(220,623)	(894)	(20,064)	(9,781)	(14,688)

Net investment income (loss)	44,727	22,183	9,106	32,378	(894)	(14,563)	(8,478)	(11,779)

Realized gain (loss) on investments	267,323	1,132,096	421,465	358,450	-	(48,740)	(41,858)	9,304
Change in unrealized gain (loss) on investments	39,841	969,630	375,404	489,106	-	238,279	161,506	34,989

Net gain (loss) on investments	307,164	2,101,726	796,869	847,556	-	189,539	119,648	44,293

Reinvested capital gains	214,211	-	-	63,411	-	-	-	29,675

Net increase (decrease) in contract owners’ equity resulting from operations	$566,102	2,123,909	805,975	943,345	(894)	174,976	111,170	62,189

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2
Reinvested dividends	$10,531	-	-	14,901	-	9,632	4,325	87,581
Mortality and expense risk charges (note 2)	(9,487)	(4,614)	(19,707)	(12,781)	(7,315)	(12,528)	(34,617)	(69,390)

Net investment income (loss)	1,044	(4,614)	(19,707)	2,120	(7,315)	(2,896)	(30,292)	18,191

Realized gain (loss) on investments	13,356	34,058	31,175	(18,906)	(10,882)	85,557	103,464	62,449
Change in unrealized gain (loss) on investments	81,377	(15,528)	4,301	25,132	73,788	70,935	241,846	15,181

Net gain (loss) on investments	94,733	18,530	35,476	6,226	62,906	156,492	345,310	77,630

Reinvested capital gains	-	31,365	119,453	115,791	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$95,777	45,281	135,222	124,137	55,591	153,596	315,018	95,821

Investment Activity:	NVMM2	NOVMH2	NOVPI2	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3
Reinvested dividends	$-	-	-	4,268	91,527	212,781	-	116,936
Mortality and expense risk charges (note 2)	(3,075,181)	(7,458)	(183,137)	(4,083)	(62,871)	(130,398)	(6,447)	(85,095)

Net investment income (loss)	(3,075,181)	(7,458)	(183,137)	185	28,656	82,383	(6,447)	31,841

Realized gain (loss) on investments	-	(4,087)	142,272	27,174	470,369	152,662	67,531	383,249
Change in unrealized gain (loss) on investments	-	(22,764)	238,769	2,496	68,430	66,661	(11,304)	332,873

Net gain (loss) on investments	-	(26,851)	381,041	29,670	538,799	219,323	56,227	716,122

Reinvested capital gains	-	-	-	-	-	182,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,075,181)	(34,309)	197,904	29,855	567,455	484,551	49,780	747,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVFA2	SBTRP
Reinvested dividends	$201	17,473	77,789	144,726	20,527	134,231	65,331	-
Mortality and expense risk charges (note 2)	(64)	(14,630)	(103,295)	(66,003)	(72,995)	(10,416)	(36,393)	(33)

Net investment income (loss)	137	2,843	(25,506)	78,723	(52,468)	123,815	28,938	(33)

Realized gain (loss) on investments	4	10,966	627,645	218,371	144,692	5,810	203,981	(3,310)
Change in unrealized gain (loss) on investments	256	61,333	421,072	42,363	488,000	(42,291)	215,506	5,052

Net gain (loss) on investments	260	72,299	1,048,717	260,734	632,692	(36,481)	419,487	1,742

Reinvested capital gains	-	10,177	-	298,489	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$397	85,319	1,023,211	637,946	580,224	87,334	448,425	1,709

Investment Activity:	SBVI	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD
Reinvested dividends	$43,597	361,491	237,390	217,573	462,767	85,320	491,657	103,185
Mortality and expense risk charges (note 2)	(26,247)	(93,690)	(47,566)	(212,618)	(286,529)	(44,789)	(136,266)	(92,574)

Net investment income (loss)	17,350	267,801	189,824	4,955	176,238	40,531	355,391	10,611

Realized gain (loss) on investments	(52,083)	288,866	(65,766)	340,003	566,575	(462,563)	534,478	32,335
Change in unrealized gain (loss) on investments	309,445	182,668	(27,040)	62,056	(43,993)	531,226	629,472	91,627

Net gain (loss) on investments	257,362	471,534	(92,806)	402,059	522,582	68,663	1,163,950	123,962

Reinvested capital gains	1,864	-	53,640	-	590,393	79,294	-	302,400

Net increase (decrease) in contract owners’ equity resulting from operations	$276,576	739,335	150,658	407,014	1,289,213	188,488	1,519,341	436,973

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK	PROBM
Reinvested dividends	$2,721,236	6,578	214,426	-	1,589,183	-	-	1,868
Mortality and expense risk charges (note 2)	(694,126)	(40,753)	(55,415)	(23,313)	(471,727)	(17,485)	(16,356)	(15,302)

Net investment income (loss)	2,027,110	(34,175)	159,011	(23,313)	1,117,456	(17,485)	(16,356)	(13,434)

Realized gain (loss) on investments	2,255,253	(599,748)	258,503	(327,214)	2,425,271	46,586	80,977	(65,800)
Change in unrealized gain (loss) on investments	840,792	715,997	(67,891)	(8,657)	(626,475)	94,972	49,412	60,571

Net gain (loss) on investments	3,096,045	116,249	190,612	(335,871)	1,798,796	141,558	130,389	(5,229)

Reinvested capital gains	-	97,309	100,337	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,123,155	179,383	449,960	(359,184)	2,916,252	124,073	114,033	(18,663)

Investment Activity:	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN
Reinvested dividends	$-	-	-	10,515	-	26,888	4,857	1,352
Mortality and expense risk charges (note 2)	(26,964)	(26,401)	(111,940)	(12,337)	(30,707)	(37,661)	(6,022)	(10,080)

Net investment income (loss)	(26,964)	(26,401)	(111,940)	(1,822)	(30,707)	(10,773)	(1,165)	(8,728)

Realized gain (loss) on investments	(479,422)	213,797	612,235	53,066	265,877	(156,313)	48,660	29,924
Change in unrealized gain (loss) on investments	37,430	(96,694)	169,391	2,586	27,142	402,508	56,645	5,157

Net gain (loss) on investments	(441,992)	117,103	781,626	55,652	293,019	246,195	105,305	35,081

Reinvested capital gains	-	-	-	-	10,071	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(468,956)	90,702	669,686	53,830	272,383	235,422	104,140	26,353

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR
Reinvested dividends	$4,735	4,827	-	-	-	-	3,135	11,848
Mortality and expense risk charges (note 2)	(26,009)	(22,795)	(37,494)	(3,298)	(5,420)	(44,421)	(53,978)	(18,284)

Net investment income (loss)	(21,274)	(17,968)	(37,494)	(3,298)	(5,420)	(44,421)	(50,843)	(6,436)

Realized gain (loss) on investments	193,607	98,028	89,230	(22,132)	(6,573)	522,680	(44,779)	195,088
Change in unrealized gain (loss) on investments	(7,643)	24,333	254,332	7,757	49,427	(13,833)	(94,942)	(78,489)

Net gain (loss) on investments	185,964	122,361	343,562	(14,375)	42,854	508,847	(139,721)	116,599

Reinvested capital gains	-	-	-	25,296	-	-	227,858	-

Net increase (decrease) in contract owners’ equity resulting from operations	$164,690	104,393	306,068	7,623	37,434	464,426	37,294	110,163

Investment Activity:	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC
Reinvested dividends	$-	63,566	-	1,045	-	-	-	-
Mortality and expense risk charges (note 2)	(51,136)	(38,797)	(20,580)	(4,878)	(11,029)	(12,090)	(6,951)	(28,779)

Net investment income (loss)	(51,136)	24,769	(20,580)	(3,833)	(11,029)	(12,090)	(6,951)	(28,779)

Realized gain (loss) on investments	(709,683)	159,715	(620,261)	(37,752)	(85,419)	(239,366)	(114,118)	(2,279)
Change in unrealized gain (loss) on investments	21,393	(66,633)	5,757	2,628	(42,487)	(7,577)	4,001	(42,296)

Net gain (loss) on investments	(688,290)	93,082	(614,504)	(35,124)	(127,906)	(246,943)	(110,117)	(44,575)

Reinvested capital gains	-	-	-	-	-	23,433	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(739,426)	117,851	(635,084)	(38,957)	(138,935)	(235,600)	(117,068)	(73,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RVAAS	RVACS	RVAMS
Reinvested dividends	$1,707	-	-	40,101	-	7,633	43,453	65,552
Mortality and expense risk charges (note 2)	(18,300)	(81,635)	(35,796)	(34,705)	(78,594)	(11,644)	(30,626)	(58,911)

Net investment income (loss)	(16,593)	(81,635)	(35,796)	5,396	(78,594)	(4,011)	12,827	6,641

Realized gain (loss) on investments	33,635	(757,266)	915,657	18,465	(690,753)	(5,043)	10,083	74,039
Change in unrealized gain (loss) on investments	(116,121)	(103,501)	93,257	(44,313)	24,110	41,306	143,834	275,427

Net gain (loss) on investments	(82,486)	(860,767)	1,008,914	(25,848)	(666,643)	36,263	153,917	349,466

Reinvested capital gains	-	814,658	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(99,079)	(127,744)	973,118	(20,452)	(745,237)	32,252	166,744	356,107

Investment Activity:	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD
Reinvested dividends	$-	-	6,707	-	85,838	-	194,665	-
Mortality and expense risk charges (note 2)	(114,140)	(168,349)	(39,989)	(90,408)	(118,509)	(116,256)	(198,355)	(75,755)

Net investment income (loss)	(114,140)	(168,349)	(33,282)	(90,408)	(32,671)	(116,256)	(3,690)	(75,755)

Realized gain (loss) on investments	56,517	522,602	64,862	(243,480)	264,481	2,463,292	89,535	(787,163)
Change in unrealized gain (loss) on investments	331,994	258,876	94,332	318,783	524,361	(328,593)	893,785	668,322

Net gain (loss) on investments	388,511	781,478	159,194	75,303	788,842	2,134,699	983,320	(118,841)

Reinvested capital gains	-	606,242	4,048	594,172	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$274,371	1,219,371	129,960	579,067	756,171	2,018,443	979,630	(194,596)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE
Reinvested dividends	$97,446	-	-	-	-	-	-	41,109
Mortality and expense risk charges (note 2)	(114,897)	(88,747)	(213,266)	(272,952)	(31,067)	(138,371)	(112,425)	(42,887)

Net investment income (loss)	(17,451)	(88,747)	(213,266)	(272,952)	(31,067)	(138,371)	(112,425)	(1,778)

Realized gain (loss) on investments	874,518	1,542,677	(58,064)	523,666	(40,927)	(653,883)	(1,510,902)	98,316
Change in unrealized gain (loss) on investments	(250,728)	(370,097)	448,000	226,570	82,670	(613,203)	185,538	222,067

Net gain (loss) on investments	623,790	1,172,580	389,936	750,236	41,743	(1,267,086)	(1,325,364)	320,383

Reinvested capital gains	-	-	-	-	-	1,340,447	1,109,925	-

Net increase (decrease) in contract owners’ equity resulting from operations	$606,339	1,083,833	176,670	477,284	10,676	(65,010)	(327,864)	318,605

Investment Activity:	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF
Reinvested dividends	$7,204	156,415	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(51,132)	(308,470)	(100,981)	(52,468)	(68,875)	(70,493)	(14,829)	(32,041)

Net investment income (loss)	(43,928)	(152,055)	(100,981)	(52,468)	(68,875)	(70,493)	(14,829)	(32,041)

Realized gain (loss) on investments	561,275	(2,234,251)	1,205,772	(91,390)	(1,688,930)	(323,003)	(297,407)	(342,464)
Change in unrealized gain (loss) on investments	45,296	(632,864)	(177,149)	(270,390)	198,808	15,114	75,882	15,792

Net gain (loss) on investments	606,571	(2,867,115)	1,028,623	(361,780)	(1,490,122)	(307,889)	(221,525)	(326,672)

Reinvested capital gains	-	3,173,985	-	888,795	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$562,643	154,815	927,642	474,547	(1,558,997)	(378,382)	(236,354)	(358,713)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF
Reinvested dividends	$-	-	-	-	-	46,238	-	-
Mortality and expense risk charges (note 2)	(35,146)	(151,540)	(16,097)	(81,540)	(60,191)	(98,995)	(116,093)	(137,980)

Net investment income (loss)	(35,146)	(151,540)	(16,097)	(81,540)	(60,191)	(52,757)	(116,093)	(137,980)

Realized gain (loss) on investments	(610,580)	(1,133,954)	105,468	683,205	866,733	382,151	3,123,538	1,349,474
Change in unrealized gain (loss) on investments	(4,653)	(9,332)	(6,499)	321,983	123,520	(282,372)	(102,846)	53,040

Net gain (loss) on investments	(615,233)	(1,143,286)	98,969	1,005,188	990,253	99,779	3,020,692	1,402,514

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(650,379)	(1,294,826)	82,872	923,648	930,062	47,022	2,904,599	1,264,534

Investment Activity:	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV
Reinvested dividends	$-	-	152,180	-	-	-	-	45,662
Mortality and expense risk charges (note 2)	(145,623)	(347,779)	(190,268)	(76,191)	(67,056)	(132,312)	(285,161)	(168,152)

Net investment income (loss)	(145,623)	(347,779)	(38,088)	(76,191)	(67,056)	(132,312)	(285,161)	(122,490)

Realized gain (loss) on investments	2,804,804	(4,700,390)	1,874,584	1,006,366	665,926	2,381,491	1,765,732	1,597,264
Change in unrealized gain (loss) on investments	93,362	774,314	(69,933)	33,936	72,076	(298,383)	298,449	461,345

Net gain (loss) on investments	2,898,166	(3,926,076)	1,804,651	1,040,302	738,002	2,083,108	2,064,181	2,058,609

Reinvested capital gains	-	2,165,845	-	-	-	-	145,095	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,752,543	(2,108,010)	1,766,563	964,111	670,946	1,950,796	1,924,115	1,936,119

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF
Reinvested dividends	$-	-	-	-	-	-	26,024	-
Mortality and expense risk charges (note 2)	(193,883)	(126,914)	(120,242)	(67,191)	(40,522)	(77,048)	(22,418)	(54,132)

Net investment income (loss)	(193,883)	(126,914)	(120,242)	(67,191)	(40,522)	(77,048)	3,606	(54,132)

Realized gain (loss) on investments	26,622	1,594,962	408,495	393,119	(326,556)	(157,172)	(120,888)	254,235
Change in unrealized gain (loss) on investments	(1,321,397)	254,127	(8,401)	8,625	(79,833)	(221,508)	(14,616)	273,970

Net gain (loss) on investments	(1,294,775)	1,849,089	400,094	401,744	(406,389)	(378,680)	(135,504)	528,205

Reinvested capital gains	2,864,688	-	-	-	-	893,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,376,030	1,722,175	279,852	334,553	(446,911)	437,908	(131,898)	474,073

Investment Activity:	RUTL	RVWDL	VWHA	VWAR	WRASP	RVASA	SBIEP
Reinvested dividends	$158,840	-	8,720	-	207,045	54,348	56
Mortality and expense risk charges (note 2)	(96,530)	(11,293)	(20,153)	(32,150)	(279,851)	(29,656)	(301)

Net investment income (loss)	62,310	(11,293)	(11,433)	(32,150)	(72,806)	24,692	(245)

Realized gain (loss) on investments	176,988	(68,363)	(152,753)	(720)	848,967	(160,531)	(35,033)
Change in unrealized gain (loss) on investments	(353,517)	52,337	122,484	25,628	2,530,212	82,292	40,356

Net gain (loss) on investments	(176,529)	(16,026)	(30,269)	24,908	3,379,179	(78,239)	5,323

Reinvested capital gains	-	-	66,712	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(114,219)	(27,319)	25,010	(7,242)	3,306,373	(53,547)	5,078

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		MLVGA3		CSCRS		DXVHY
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,575,782)	(3,186,626)	(26,058)	198,984	(26,776)	36,730	319,901	-
Realized gain (loss) on investments	28,986,791	(2,757,430)	(187,107)	731,104	(473,132)	(92,481)	267,554	-
Change in unrealized gain (loss) on investments	18,107,651	(54,427,769)	1,842,464	(2,964,673)	484,460	(506,418)	769,705	-
Reinvested capital gains	18,501,679	7,433,025	62,011	560,633	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,020,339	(52,938,800)	1,691,310	(1,473,952)	(15,448)	(562,169)	1,357,160	-

Equity transactions:
Purchase payments received from contract owners (note 3)	201,408,291	212,284,689	1,265,617	1,934,936	280,959	350,657	742,536	-
Transfers between funds	-	-	(3,443,930)	5,006,117	(1,635,005)	1,997,024	36,297,775	-
Redemptions (note 3)	(174,982,576)	(211,278,536)	(2,652,714)	(1,989,818)	(121,042)	(149,098)	(2,958,142)	-
Annuity benefits	(35,006)	(65,070)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,481)	(1,600)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,136,874)	(1,289,152)	(14,621)	(5,231)	(612)	(3,013)	(1,991)	-
Adjustments to maintain reserves	(1,206)	5,453	(81)	(347)	(83)	(3,174)	23,570	-

Net equity transactions	25,251,148	(344,216)	(4,845,729)	4,945,657	(1,475,783)	2,192,396	34,103,748	-

Net change in contract owners’ equity	87,271,487	(53,283,016)	(3,154,419)	3,471,705	(1,491,231)	1,630,227	35,460,908	-
Contract owners’ equity beginning of period	1,059,222,360	1,112,505,376	21,919,978	18,448,273	2,248,913	618,686	-	-

Contract owners’ equity end of period	$1,146,493,847	1,059,222,360	18,765,559	21,919,978	757,682	2,248,913	35,460,908	-

CHANGES IN UNITS:
Beginning units	101,178,798	100,535,296	2,154,758	1,720,332	220,959	52,295	-	-
Units purchased	712,984,447	730,394,070	991,209	1,601,130	72,732	412,454	6,371,012	-
Units redeemed	(708,902,147)	(729,750,568)	(1,442,755)	(1,166,704)	(216,722)	(243,790)	(2,990,505)	-

Ending units	105,261,098	101,178,798	1,703,212	2,154,758	76,969	220,959	3,380,507	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	MVGTAS		MSEMB		MSVGT2		VKVGR2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,389	239	3,820	2,122	929	(286)	(6,401)	680
Realized gain (loss) on investments	3,535	(3,539)	45,459	(40)	11,345	(4,509)	30,630	(6,956)
Change in unrealized gain (loss) on investments	21,086	(121)	51,839	11,007	6,030	665	127,981	(1,450)
Reinvested capital gains	-	375	-	1,572	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	26,010	(3,046)	101,118	14,661	18,304	(4,130)	152,210	(7,726)

Equity transactions:
Purchase payments received from contract owners (note 3)	201,822	62,342	200,984	206,012	167,073	31,916	184,890	15,261
Transfers between funds	358,860	42,160	743,435	189,877	(8,118)	28,870	1,186,152	77,177
Redemptions (note 3)	(20,978)	(1,206)	(33,184)	(22,977)	(3,039)	(986)	(38,500)	(161)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(14)	-	(380)	(54)	-	-	-	-
Adjustments to maintain reserves	(26)	(9)	(45)	(4)	7	(5)	(70)	1

Net equity transactions	539,664	103,287	910,810	372,854	155,923	59,795	1,332,472	92,278

Net change in contract owners’ equity	565,674	100,241	1,011,928	387,515	174,227	55,665	1,484,682	84,552
Contract owners’ equity beginning of period	100,241	-	387,515	-	55,665	-	84,552	-

Contract owners’ equity end of period	$665,915	100,241	1,399,443	387,515	229,892	55,665	1,569,234	84,552

CHANGES IN UNITS:
Beginning units	10,601	-	37,475	-	6,278	-	10,187	-
Units purchased	70,071	20,346	132,722	45,811	38,414	11,296	174,323	19,447
Units redeemed	(15,653)	(9,745)	(53,815)	(8,336)	(21,609)	(5,018)	(36,879)	(9,260)

Ending units	65,019	10,601	116,382	37,475	23,083	6,278	147,631	10,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVAAA2		HIBF3		GEM3		NVCRA2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(8,546)	(3,616)	6,925	2,383,857	(13,659)	(17,420)	(2,657)	1,534
Realized gain (loss) on investments	158,965	(38,392)	4,409,338	1,064,524	(134,917)	54,867	(12,046)	3,041
Change in unrealized gain (loss) on investments	203,756	(2,685)	(265,126)	(906,506)	356,961	(486,648)	45,084	(34,191)
Reinvested capital gains	-	-	-	-	-	-	16,919	4,518

Net increase (decrease) in contract owners’ equity resulting from operations	354,175	(44,693)	4,151,137	2,541,875	208,385	(449,201)	47,300	(25,098)

Equity transactions:
Purchase payments received from contract owners (note 3)	908,029	95,224	2,280,194	2,551,052	667,920	747,123	113,306	91,960
Transfers between funds	3,512,172	838,546	(66,219,161)	4,398,471	197,693	(1,382,762)	(297,712)	(285,587)
Redemptions (note 3)	(702,273)	(33,557)	(3,181,170)	(4,792,581)	(387,191)	(159,525)	(27,167)	(53,994)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,418)	-	(4,896)	(19,082)	(1,198)	(3,122)	-	-
Adjustments to maintain reserves	(51)	(7)	(98)	(291)	(61)	(595)	1	(17)

Net equity transactions	3,716,459	900,206	(67,125,131)	2,137,569	477,163	(798,881)	(211,572)	(247,638)

Net change in contract owners’ equity	4,070,634	855,513	(62,973,994)	4,679,444	685,548	(1,248,082)	(164,272)	(272,736)
Contract owners’ equity beginning of period	855,513	-	69,405,465	64,726,021	1,245,009	2,493,091	362,885	635,621

Contract owners’ equity end of period	$4,926,147	855,513	6,431,471	69,405,465	1,930,557	1,245,009	198,613	362,885

CHANGES IN UNITS:
Beginning units	91,567	-	5,343,722	5,060,142	134,567	203,740	36,757	58,478
Units purchased	768,579	145,179	746,356	6,538,011	157,419	132,532	17,975	45,834
Units redeemed	(396,528)	(53,612)	(5,654,711)	(6,254,431)	(101,354)	(201,705)	(37,101)	(67,555)

Ending units	463,618	91,567	435,367	5,343,722	190,632	134,567	17,631	36,757

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(204)	9,814	(3,322)	9,927	29,858	74,370	(8,986)	31,771
Realized gain (loss) on investments	3,865	31,550	(7,788)	39,231	64,722	76,319	59,098	147,121
Change in unrealized gain (loss) on investments	172,460	(143,912)	191,856	(207,743)	164,371	(175,889)	314,688	(366,713)
Reinvested capital gains	34,084	11,726	36,736	10,075	118,010	29,244	65,544	23,896

Net increase (decrease) in contract owners’ equity resulting from operations	210,205	(90,822)	217,482	(148,510)	376,961	4,044	430,344	(163,925)

Equity transactions:
Purchase payments received from contract owners (note 3)	841,090	312,379	189,440	389,984	466,830	618,085	184,426	632,479
Transfers between funds	(192,391)	1,151,545	638,861	478,970	2,319,524	1,013,183	76,332	438,933
Redemptions (note 3)	(358,101)	(382,834)	(208,082)	(210,876)	(1,334,234)	(1,125,657)	(800,474)	(282,901)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,008)	(1,542)	(1,628)	(1,732)	(16,308)	(3,255)	(3,746)	(744)
Adjustments to maintain reserves	(66)	(50)	(32)	(253)	(75)	(91)	(40)	(108)

Net equity transactions	282,524	1,079,498	618,559	656,093	1,435,737	502,265	(543,502)	787,659

Net change in contract owners’ equity	492,729	988,676	836,041	507,583	1,812,698	506,309	(113,158)	623,734
Contract owners’ equity beginning of period	2,014,980	1,026,304	1,712,225	1,204,642	5,667,245	5,160,936	3,630,782	3,007,048

Contract owners’ equity end of period	$2,507,709	2,014,980	2,548,266	1,712,225	7,479,943	5,667,245	3,517,624	3,630,782

CHANGES IN UNITS:
Beginning units	189,389	95,478	168,205	111,776	547,754	496,507	354,699	284,817
Units purchased	196,189	244,856	138,502	164,366	595,548	393,412	243,899	241,422
Units redeemed	(168,341)	(150,945)	(80,810)	(107,937)	(458,084)	(342,165)	(287,558)	(171,540)

Ending units	217,237	189,389	225,897	168,205	685,218	547,754	311,040	354,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVCMA2		NVCMC2		NVLCP2		TRF3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,657)	13,739	4,035	11,095	36,355	15,531	4,901	297
Realized gain (loss) on investments	(2,225)	44,355	30,337	40,679	202,674	4,135	37,413	8,744
Change in unrealized gain (loss) on investments	177,376	(177,849)	65,292	(89,708)	(98,161)	9,403	57,205	(22,454)
Reinvested capital gains	45,571	14,116	37,911	8,076	156,859	2,594	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	217,065	(105,639)	137,575	(29,858)	297,727	31,663	99,519	(13,413)

Equity transactions:
Purchase payments received from contract owners (note 3)	209,769	462,864	243,832	191,032	471,410	252,935	46,267	32,200
Transfers between funds	(286,167)	52,748	920,990	117,010	4,229,758	2,295,534	676,327	213,605
Redemptions (note 3)	(303,594)	(59,332)	(204,754)	(68,473)	(585,846)	(120,943)	(180,163)	(106,497)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,457)	-	(263)	(25)	(4,070)	(10)	(1,454)	(548)
Adjustments to maintain reserves	(27)	(35)	(48)	(51)	(81)	(12)	(992)	(1,009)

Net equity transactions	(385,476)	456,245	959,757	239,493	4,111,171	2,427,504	539,985	137,751

Net change in contract owners’ equity	(168,411)	350,606	1,097,332	209,635	4,408,898	2,459,167	639,504	124,338
Contract owners’ equity beginning of period	1,680,122	1,329,516	1,391,413	1,181,778	2,459,167	-	414,842	290,504

Contract owners’ equity end of period	$1,511,711	1,680,122	2,488,745	1,391,413	6,868,065	2,459,167	1,054,346	414,842

CHANGES IN UNITS:
Beginning units	167,695	124,800	135,890	111,604	239,858	-	35,854	25,101
Units purchased	66,073	104,873	177,890	79,605	1,711,766	625,757	76,490	28,545
Units redeemed	(100,397)	(61,978)	(90,903)	(55,319)	(1,315,647)	(385,899)	(29,315)	(17,792)

Ending units	133,371	167,695	222,877	135,890	635,977	239,858	83,029	35,854

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF3		GVIDA6		NVDBL6		NVDCA6
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$121,110	379,950	7,558	21,296	6,195	2,897	112	(330)
Realized gain (loss) on investments	(206,601)	(321,821)	171,127	396,540	7,426	24,039	4,346	21,825
Change in unrealized gain (loss) on investments	(286,571)	1,167,856	419,434	(591,416)	19,473	(25,948)	53,743	(31,889)
Reinvested capital gains	664,845	72,498	-	-	8,734	393	8,895	302

Net increase (decrease) in contract owners’ equity resulting from operations	292,783	1,298,483	598,119	(173,580)	41,828	1,381	67,096	(10,092)

Equity transactions:
Purchase payments received from contract owners (note 3)	713,623	794,787	73,761	167,533	59,794	75,932	5,911	93,243
Transfers between funds	(4,544,507)	(1,734,135)	98,783	125,994	486,919	(191,828)	29,601	224,198
Redemptions (note 3)	(2,792,582)	(2,807,215)	(791,529)	(663,058)	(31,039)	(27,274)	(35,445)	(13,609)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,234)	(18,434)	(1,516)	(349)	(91)	(40)	(444)	(36)
Adjustments to maintain reserves	(151)	(89)	(31)	(32)	(23)	(11)	(33)	(3)

Net equity transactions	(6,640,851)	(3,765,086)	(620,532)	(369,912)	515,560	(143,221)	(410)	303,793

Net change in contract owners’ equity	(6,348,068)	(2,466,603)	(22,413)	(543,492)	557,388	(141,840)	66,686	293,701
Contract owners’ equity beginning of period	24,573,093	27,039,696	4,441,637	4,985,129	437,306	579,146	518,356	224,655

Contract owners’ equity end of period	$18,225,025	24,573,093	4,419,224	4,441,637	994,694	437,306	585,042	518,356

CHANGES IN UNITS:
Beginning units	1,741,410	2,020,667	370,983	396,111	42,375	55,752	50,520	21,384
Units purchased	529,587	883,738	34,220	209,411	72,200	20,352	28,024	112,078
Units redeemed	(989,931)	(1,162,995)	(81,902)	(234,539)	(25,610)	(33,729)	(26,880)	(82,942)

Ending units	1,281,066	1,741,410	323,301	370,983	88,965	42,375	51,664	50,520

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		GVIDC6		GVIDM6		GVDMA6		GVDMC6
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	44,727	177,329	22,183	155,297	9,106	51,729	32,378	138,316
Realized gain (loss) on investments		267,323	154,581	1,132,096	(414,825)	421,465	429,741	358,450	514,820
Change in unrealized gain (loss) on investments		39,841	(130,721)	969,630	40,865	375,404	(737,834)	489,106	(544,042)
Reinvested capital gains		214,211	58,172	-	-	-	-	63,411	-

Net increase (decrease) in contract owners’ equity resulting from operations		566,102	259,361	2,123,909	(218,663)	805,975	(256,364)	943,345	109,094

Equity transactions:
Purchase payments received from contract owners (note 3)		633,234	565,715	525,451	812,745	108,431	34,620	392,006	441,715
Transfers between funds		(408,537)	1,251,325	1,484,321	2,588,328	(1,620,641)	(658,884)	1,532,729	725,278
Redemptions (note 3)		(2,063,818)	(2,383,636)	(4,696,829)	(3,027,884)	(770,617)	(1,215,847)	(2,349,541)	(2,213,663)
Annuity benefits		-	-	(4,446)	(4,428)	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(8,167)	(16,427)	(6,489)	(8,187)	(1,951)	(4,292)	(2,514)	(3,620)
Adjustments to maintain reserves		(32)	(87)	(110)	(28)	(82)	(57)	(71)	(75)

Net equity transactions		(1,847,320)	(583,110)	(2,698,102)	360,546	(2,284,860)	(1,844,460)	(427,391)	(1,050,365)

Net change in contract owners’ equity		(1,281,218)	(323,749)	(574,193)	141,883	(1,478,885)	(2,100,824)	515,954	(941,271)
Contract owners’ equity beginning of period		16,787,146	17,110,895	23,338,016	23,196,133	7,548,836	9,649,660	14,381,049	15,322,320

Contract owners’ equity end of period	$	15,505,928	16,787,146	22,763,823	23,338,016	6,069,951	7,548,836	14,897,003	14,381,049

CHANGES IN UNITS:
Beginning units		1,390,326	1,453,199	1,903,557	1,859,898	617,750	762,011	1,162,051	1,252,758
Units purchased		364,746	589,979	472,277	578,497	52,079	114,105	269,773	326,100
Units redeemed		(514,867)	(652,852)	(677,105)	(534,838)	(227,875)	(258,366)	(295,631)	(416,807)

Ending units		1,240,205	1,390,326	1,698,729	1,903,557	441,954	617,750	1,136,193	1,162,051

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM		NVMIG6		GVDIV6		NVMLG2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(894)	(365)	(14,563)	(1,766)	(8,478)	5,370	(11,779)	(5,215)
Realized gain (loss) on investments	-	-	(48,740)	56,627	(41,858)	29,510	9,304	(16,601)
Change in unrealized gain (loss) on investments	-	-	238,279	(234,695)	161,506	(187,037)	34,989	(14,368)
Reinvested capital gains	-	-	-	-	-	-	29,675	-

Net increase (decrease) in contract owners’ equity resulting from operations	(894)	(365)	174,976	(179,834)	111,170	(152,157)	62,189	(36,184)

Equity transactions:
Purchase payments received from contract owners (note 3)	(2)	-	258,246	40,695	132,399	39,347	580,511	87,256
Transfers between funds	61,581	-	41,734	392,307	88,727	118,026	139,313	336,953
Redemptions (note 3)	(4,151)	-	(152,462)	(194,041)	(23,029)	(148,481)	(57,212)	(20,706)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(53)	(46)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(855)	(798)	(54)	(576)	(73)	(42)
Adjustments to maintain reserves	(6)	6	(93)	33	(29)	36	(26)	(70)

Net equity transactions	57,369	(40)	146,570	238,196	198,014	8,352	662,513	403,391

Net change in contract owners’ equity	56,475	(405)	321,546	58,362	309,184	(143,805)	724,702	367,207
Contract owners’ equity beginning of period	27,826	28,231	1,387,046	1,328,684	694,870	838,675	492,097	124,890

Contract owners’ equity end of period	$84,301	27,826	1,708,592	1,387,046	1,004,054	694,870	1,216,799	492,097

CHANGES IN UNITS:
Beginning units	2,844	2,848	134,318	117,515	75,748	78,665	47,841	11,035
Units purchased	6,321	-	93,844	101,440	47,450	75,755	138,011	78,897
Units redeemed	(435)	(4)	(81,335)	(84,637)	(26,875)	(78,672)	(81,948)	(42,091)

Ending units	8,730	2,844	146,827	134,318	96,323	75,748	103,904	47,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMLV2		NVMMG1		NVMMG2		NVMMV2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,044	(1,033)	(4,614)	(6,050)	(19,707)	(20,500)	2,120	(2,127)
Realized gain (loss) on investments	13,356	9,276	34,058	97,794	31,175	52,983	(18,906)	(1,606)
Change in unrealized gain (loss) on investments	81,377	(40,246)	(15,528)	(106,874)	4,301	(142,645)	25,132	(65,049)
Reinvested capital gains	-	14,739	31,365	-	119,453	-	115,791	2,673

Net increase (decrease) in contract owners’ equity resulting from operations	95,777	(17,264)	45,281	(15,130)	135,222	(110,162)	124,137	(66,109)

Equity transactions:
Purchase payments received from contract owners (note 3)	370,017	48,910	2,160	1,571	340,556	232,449	96,682	45,286
Transfers between funds	58,114	131,244	(20,000)	(35,042)	(157,849)	406,934	611,558	453,093
Redemptions (note 3)	(8,728)	(21,300)	(65,231)	(216,857)	(218,577)	(239,808)	(39,776)	(20,989)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(25)	-	(585)	(92)	(2,841)	(77)	(49)
Adjustments to maintain reserves	(12)	(36)	4	(10)	(43)	(55)	(53)	(40)

Net equity transactions	419,391	158,793	(83,067)	(250,923)	(36,005)	396,679	668,334	477,301

Net change in contract owners’ equity	515,168	141,529	(37,786)	(266,053)	99,217	286,517	792,471	411,192
Contract owners’ equity beginning of period	435,609	294,080	349,691	615,744	1,602,759	1,316,242	605,470	194,278

Contract owners’ equity end of period	$950,777	435,609	311,905	349,691	1,701,976	1,602,759	1,397,941	605,470

CHANGES IN UNITS:
Beginning units	45,504	26,704	24,039	40,034	148,078	114,607	57,643	17,489
Units purchased	74,727	71,403	130	170	127,797	205,739	82,926	84,438
Units redeemed	(34,246)	(52,603)	(5,259)	(16,165)	(133,308)	(172,268)	(23,346)	(44,284)

Ending units	85,985	45,504	18,910	24,039	142,567	148,078	117,223	57,643

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SCGF3		SCVF3		SCF3		NVSTB2
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,315)	(8,578)	(2,896)	(8,053)	(30,292)	(24,176)	18,191	16,648
Realized gain (loss) on investments	(10,882)	71,907	85,557	102,781	103,464	277,992	62,449	(8,906)
Change in unrealized gain (loss) on investments	73,788	(136,051)	70,935	(160,302)	241,846	(443,592)	15,181	(31,491)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,591	(72,722)	153,596	(65,574)	315,018	(189,776)	95,821	(23,749)

Equity transactions:
Purchase payments received from contract owners (note 3)	141,549	133,481	37,339	70,158	220,452	52,136	537,728	485,911
Transfers between funds	(123,950)	49,905	252,352	(289,594)	(237,882)	179,793	2,209,519	4,499,435
Redemptions (note 3)	(61,409)	(123,810)	(132,906)	(108,417)	(194,139)	(408,357)	(686,072)	(536,769)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,618)	-	(398)	(717)	(1,754)	(2,270)	(4,270)
Adjustments to maintain reserves	(35)	44	(45)	(525)	(104)	(4)	(5)	(44)

Net equity transactions	(43,845)	58,002	156,740	(328,776)	(212,390)	(178,186)	2,058,900	4,444,263

Net change in contract owners’ equity	11,746	(14,720)	310,336	(394,350)	102,628	(367,962)	2,154,721	4,420,514
Contract owners’ equity beginning of period	515,631	530,351	658,532	1,052,882	2,524,182	2,892,144	4,420,514	-

Contract owners’ equity end of period	$527,377	515,631	968,868	658,532	2,626,810	2,524,182	6,575,235	4,420,514

CHANGES IN UNITS:
Beginning units	51,142	51,624	49,161	73,763	171,964	182,582	443,708	-
Units purchased	22,104	76,122	52,263	18,586	36,545	78,169	807,112	876,298
Units redeemed	(25,585)	(76,604)	(35,625)	(43,188)	(51,513)	(88,787)	(602,190)	(432,590)

Ending units	47,661	51,142	65,799	49,161	156,996	171,964	648,630	443,708

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMM2		NOVMH2		NOVPI2		ALVBWB
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(3,075,181)	(3,535,661)	(7,458)	-	(183,137)	-	185	(251)
Realized gain (loss) on investments	-	-	(4,087)	-	142,272	-	27,174	(1,347)
Change in unrealized gain (loss) on investments	-	-	(22,764)	-	238,769	-	2,496	648
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,075,181)	(3,535,661)	(34,309)	-	197,904	-	29,855	(950)

Equity transactions:
Purchase payments received from contract owners (note 3)	113,028,225	148,939,725	1,176,740	-	6,084,954	-	255,250	33,530
Transfers between funds	(97,623,997)	(31,457,216)	121,957	-	22,211,600	-	2,485,664	23,956
Redemptions (note 3)	(50,142,716)	(97,004,501)	(12,480)	-	(2,187,752)	-	(27,804)	(1,417)
Annuity benefits	(1,945)	(2,037)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(295,264)	(367,406)	-	-	(5,183)	-	(315)	-
Adjustments to maintain reserves	(283)	(218)	(9)	-	(81)	-	(35)	2

Net equity transactions	(35,035,980)	20,108,347	1,286,208	-	26,103,538	-	2,712,760	56,071

Net change in contract owners’ equity	(38,111,161)	16,572,686	1,251,899	-	26,301,442	-	2,742,615	55,121
Contract owners’ equity beginning of period	235,054,065	218,481,379	-	-	-	-	55,121	-

Contract owners’ equity end of period	$196,942,904	235,054,065	1,251,899	-	26,301,442	-	2,797,736	55,121

CHANGES IN UNITS:
Beginning units	24,210,354	22,180,368	-	-	-	-	6,071	-
Units purchased	187,570,167	200,205,019	144,837	-	3,878,442	-	526,808	10,325
Units redeemed	(191,211,467)	(198,175,033)	(14,547)	-	(1,298,095)	-	(255,702)	(4,254)

Ending units	20,569,054	24,210,354	130,290	-	2,580,347	-	277,177	6,071

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVIG3		ACVIP2		ACVU3		ACVV3
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$28,656	7,507	82,383	59,692	(6,447)	(7,637)	31,841	40,074
Realized gain (loss) on investments	470,369	(11,403)	152,662	122,332	67,531	76,258	383,249	518,925
Change in unrealized gain (loss) on investments	68,430	47,090	66,661	26,251	(11,304)	(54,960)	332,873	(686,987)
Reinvested capital gains	-	-	182,845	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	567,455	43,194	484,551	208,275	49,780	13,661	747,963	(127,988)

Equity transactions:
Purchase payments received from contract owners (note 3)	304,990	312,498	1,043,588	874,106	6,020	23	443,934	265,536
Transfers between funds	(174,951)	25,639	2,836,953	5,822,742	(12,503)	(209,210)	11,521	(827,326)
Redemptions (note 3)	(957,017)	(619,627)	(993,331)	(631,652)	(155,151)	(171,431)	(1,173,206)	(1,125,641)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,877)	(3,750)	(23,176)	(3,697)	(6)	(4,208)	(7,686)	(11,962)
Adjustments to maintain reserves	(70)	(52)	(126)	(43)	(41)	(45)	(83)	(117)

Net equity transactions	(830,925)	(285,292)	2,863,908	6,061,456	(161,681)	(384,871)	(725,520)	(1,699,510)

Net change in contract owners’ equity	(263,470)	(242,098)	3,348,459	6,269,731	(111,901)	(371,210)	22,443	(1,827,498)
Contract owners’ equity beginning of period	4,212,861	4,454,959	6,269,731	-	448,164	819,374	5,771,459	7,598,957

Contract owners’ equity end of period	$3,949,391	4,212,861	9,618,190	6,269,731	336,263	448,164	5,793,902	5,771,459

CHANGES IN UNITS:
Beginning units	357,418	383,684	588,753	-	41,872	76,358	433,733	569,497
Units purchased	174,555	140,698	1,051,881	928,752	10,045	7,560	176,748	161,606
Units redeemed	(235,338)	(166,964)	(786,599)	(339,999)	(24,189)	(42,046)	(218,098)	(297,370)

Ending units	296,635	357,418	854,035	588,753	27,728	41,872	392,383	433,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FQB		FAM2		FC2R		FEI2R
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$137	183	2,843	11,857	(25,506)	(62,833)	78,723	20,970
Realized gain (loss) on investments	4	3	10,966	(2,487)	627,645	(107,088)	218,371	307,320
Change in unrealized gain (loss) on investments	256	(140)	61,333	(34,906)	421,072	(184,986)	42,363	(470,169)
Reinvested capital gains	-	-	10,177	3,591	-	-	298,489	-

Net increase (decrease) in contract owners’ equity resulting from operations	397	46	85,319	(21,945)	1,023,211	(354,907)	637,946	(141,879)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	738,950	101,511	96,961	3,346	840,452	284,939
Transfers between funds	-	-	(102,673)	677,342	(273,700)	(786,016)	431,255	(494,683)
Redemptions (note 3)	-	-	(105,160)	(2,662)	(1,298,836)	(1,586,016)	(597,277)	(1,001,264)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(12)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(226)	-	(2,689)	(8,986)	(2,752)	(7,866)
Adjustments to maintain reserves	(7)	10	(48)	8	(86)	(72)	(75)	(68)

Net equity transactions	(18)	(2)	530,843	776,199	(1,478,350)	(2,377,744)	671,603	(1,218,942)

Net change in contract owners’ equity	379	44	616,162	754,254	(455,139)	(2,732,651)	1,309,549	(1,360,821)
Contract owners’ equity beginning of period	4,769	4,725	754,254	-	7,539,529	10,272,180	3,695,392	5,056,213

Contract owners’ equity end of period	$5,148	4,769	1,370,416	754,254	7,084,390	7,539,529	5,004,941	3,695,392

CHANGES IN UNITS:
Beginning units	303	303	83,003	-	497,387	651,814	321,625	437,403
Units purchased	-	-	130,621	85,783	58,346	106,263	215,465	187,082
Units redeemed	(1)	-	(77,975)	(2,780)	(147,726)	(260,690)	(156,278)	(302,860)

Ending units	302	303	135,649	83,003	408,007	497,387	380,812	321,625

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FG2R		FHI2R		FTVFA2		SBTRP
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(52,468)	(72,910)	123,815	-	28,938	(24,564)	(33)	25
Realized gain (loss) on investments	144,692	990,261	5,810	-	203,981	96,671	(3,310)	(49)
Change in unrealized gain (loss) on investments	488,000	(1,075,246)	(42,291)	-	215,506	(184,476)	5,052	(2,620)
Reinvested capital gains	-	19,393	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	580,224	(138,502)	87,334	-	448,425	(112,369)	1,709	(2,644)

Equity transactions:
Purchase payments received from contract owners (note 3)	967,004	485,612	721,060	-	300,067	370,537	-	-
Transfers between funds	(590,712)	12,840	1,866,841	-	782,237	406,338	-	-
Redemptions (note 3)	(807,612)	(867,072)	(89,319)	-	(176,684)	(180,978)	(34,739)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	(11)
Contingent deferred sales charges (note 2)	(7,267)	(7,275)	-	-	(97)	(1,021)	-	-
Adjustments to maintain reserves	(89)	(100)	(44)	-	(80)	(82)	3	(14)

Net equity transactions	(438,676)	(375,995)	2,498,538	-	905,443	594,794	(34,736)	(25)

Net change in contract owners’ equity	141,548	(514,497)	2,585,872	-	1,353,868	482,425	(33,027)	(2,669)
Contract owners’ equity beginning of period	5,091,681	5,606,178	-	-	2,015,502	1,533,077	33,027	35,696

Contract owners’ equity end of period	$5,233,229	5,091,681	2,585,872	-	3,369,370	2,015,502	-	33,027

CHANGES IN UNITS:
Beginning units	475,936	518,503	-	-	194,719	143,063	1,435	1,436
Units purchased	206,654	447,499	303,888	-	448,572	175,433	-	-
Units redeemed	(248,197)	(490,066)	(60,713)	-	(354,689)	(123,777)	(1,435)	(1)

Ending units	434,393	475,936	243,175	-	288,602	194,719	-	1,435

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SBVI		PMVAAD		PMVFAD		PMVLAD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$17,350	18,079	267,801	107,731	189,824	26,098	4,955	(3,479)
Realized gain (loss) on investments	(52,083)	(35,598)	288,866	(39,535)	(65,766)	118,750	340,003	(116,712)
Change in unrealized gain (loss) on investments	309,445	86,116	182,668	(27,978)	(27,040)	8,471	62,056	(4,710)
Reinvested capital gains	1,864	-	-	-	53,640	17,045	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	276,576	68,597	739,335	40,218	150,658	170,364	407,014	(124,901)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	3,983,446	312,185	113,308	453,464	2,647,510	1,390,642
Transfers between funds	-	-	3,959,156	3,637,042	(3,390,743)	3,580,331	6,547,430	4,844,932
Redemptions (note 3)	(282,650)	(94,119)	(509,552)	(127,397)	(578,154)	(317,307)	(1,082,159)	(410,745)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,407)	(1,502)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(24,281)	(14)	(289)	(49)	(10,053)	(8,060)
Adjustments to maintain reserves	(5)	(3)	(104)	(7)	274	(487)	(259)	(541)

Net equity transactions	(284,062)	(95,624)	7,408,665	3,821,809	(3,855,604)	3,715,952	8,102,469	5,816,228

Net change in contract owners’ equity	(7,486)	(27,027)	8,148,000	3,862,027	(3,704,946)	3,886,316	8,509,483	5,691,327
Contract owners’ equity beginning of period	1,932,058	1,959,085	3,862,027	-	6,071,567	2,185,251	5,691,327	-

Contract owners’ equity end of period	$1,924,572	1,932,058	12,010,027	3,862,027	2,366,621	6,071,567	14,200,810	5,691,327

CHANGES IN UNITS:
Beginning units	226,716	238,143	405,198	-	517,027	198,651	580,305	-
Units purchased	-	-	1,421,842	483,162	201,572	659,369	4,948,870	1,514,121
Units redeemed	(30,313)	(11,427)	(710,213)	(77,964)	(523,856)	(340,993)	(4,137,902)	(933,816)

Ending units	196,403	226,716	1,116,827	405,198	194,743	517,027	1,391,273	580,305

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$176,238	41,573	40,531	595,166	355,391	255,710	10,611	108,741
Realized gain (loss) on investments	566,575	(77,465)	(462,563)	38,216	534,478	(102,743)	32,335	296,597
Change in unrealized gain (loss) on investments	(43,993)	(90,713)	531,226	(1,060,846)	629,472	131,701	91,627	(203,325)
Reinvested capital gains	590,393	138,781	79,294	-	-	-	302,400	196,162

Net increase (decrease) in contract owners’ equity resulting from operations	1,289,213	12,176	188,488	(427,464)	1,519,341	284,668	436,973	398,175

Equity transactions:
Purchase payments received from contract owners (note 3)	4,053,433	1,677,214	492,436	574,322	928,372	678,110	822,562	1,022,586
Transfers between funds	19,374,701	8,694,047	(1,297,505)	(651,009)	6,512,366	1,042,670	(2,656,073)	1,672,412
Redemptions (note 3)	(1,913,841)	(504,349)	(522,386)	(570,208)	(2,075,183)	(610,903)	(853,244)	(1,013,423)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,925)	(6,587)	(593)	(6,659)	(68,349)	(4,192)	(3,846)	(5,716)
Adjustments to maintain reserves	(647)	(1,398)	(105)	(278)	(3)	(489)	748	(347)

Net equity transactions	21,497,721	9,858,927	(1,328,153)	(653,832)	5,297,203	1,105,196	(2,689,853)	1,675,512

Net change in contract owners’ equity	22,786,934	9,871,103	(1,139,665)	(1,081,296)	6,816,544	1,389,864	(2,252,880)	2,073,687
Contract owners’ equity beginning of period	9,871,103	-	3,436,177	4,517,473	7,483,514	6,093,650	7,377,536	5,303,849

Contract owners’ equity end of period	$32,658,037	9,871,103	2,296,512	3,436,177	14,300,058	7,483,514	5,124,656	7,377,536

CHANGES IN UNITS:
Beginning units	987,316	-	307,254	368,568	674,109	574,766	639,277	486,960
Units purchased	5,331,265	1,833,662	576,219	478,028	1,376,046	945,124	819,422	1,293,930
Units redeemed	(3,285,607)	(846,346)	(685,308)	(539,342)	(941,046)	(845,781)	(1,037,313)	(1,141,613)

Ending units	3,032,974	987,316	198,165	307,254	1,109,109	674,109	421,386	639,277

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PMVHYD		PIVEM2		PIHYB2		PROUSN
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$2,027,110	835,268	(34,175)	(71,177)	159,011	148,575	(23,313)	(12,780)
Realized gain (loss) on investments	2,255,253	(165,135)	(599,748)	(267,397)	258,503	(491,904)	(327,214)	(401,180)
Change in unrealized gain (loss) on investments	840,792	376,379	715,997	(979,820)	(67,891)	(35,488)	(8,657)	2,043
Reinvested capital gains	-	-	97,309	-	100,337	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,123,155	1,046,512	179,383	(1,318,394)	449,960	(378,817)	(359,184)	(411,917)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,785,901	1,558,223	22,763	693,016	338,615	420,118	210,852	41,079
Transfers between funds	(2,844,520)	41,356,322	(1,951,700)	(2,414,207)	(3,305,768)	2,590,649	640,035	866,931
Redemptions (note 3)	(3,870,383)	(1,448,272)	(138,134)	(293,159)	(636,784)	(400,317)	(43,952)	(15,146)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,263)	(13,794)	(220)	(2,662)	(1,207)	(3,905)	(1,394)	-
Adjustments to maintain reserves	9,746	(18,023)	(78)	(852)	(472)	1,784	(5)	(14)

Net equity transactions	(4,935,519)	41,434,456	(2,067,369)	(2,017,864)	(3,605,616)	2,608,329	805,536	892,850

Net change in contract owners’ equity	187,636	42,480,968	(1,887,986)	(3,336,258)	(3,155,656)	2,229,512	446,352	480,933
Contract owners’ equity beginning of period	54,199,063	11,718,095	3,503,665	6,839,923	5,496,550	3,267,038	554,202	73,269

Contract owners’ equity end of period	$54,386,699	54,199,063	1,615,679	3,503,665	2,340,894	5,496,550	1,000,554	554,202

CHANGES IN UNITS:
Beginning units	5,040,280	1,107,488	415,420	611,121	519,408	286,132	99,013	9,963
Units purchased	13,483,354	9,976,608	221,640	505,677	409,938	2,755,645	17,986,567	10,234,578
Units redeemed	(14,050,059)	(6,043,816)	(463,214)	(701,378)	(735,452)	(2,522,369)	(17,805,327)	(10,145,528)

Ending units	4,473,575	5,040,280	173,846	415,420	193,894	519,408	280,253	99,013

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROAHY		PROA30		PROBNK		PROBM
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$1,117,456	(21,921)	(17,485)	(22,465)	(16,356)	(1,845)	(13,434)	(2,009)
Realized gain (loss) on investments	2,425,271	(801,398)	46,586	(373,138)	80,977	(55,521)	(65,800)	(77,457)
Change in unrealized gain (loss) on investments	(626,475)	(47,458)	94,972	(79,490)	49,412	1,232	60,571	(16,750)
Reinvested capital gains	-	215,264	-	80,266	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,916,252	(655,513)	124,073	(394,827)	114,033	(56,134)	(18,663)	(96,216)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,749,448	108,767	239,607	301,005	185,252	4,721	242,117	18,817
Transfers between funds	56,072,393	(996,635)	1,016,053	(3,753,553)	1,199,977	202,886	1,141,277	497,332
Redemptions (note 3)	(3,324,899)	(681,599)	(239,375)	(111,074)	(132,474)	(95)	(53,610)	(21,072)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,547)	(13,141)	(321)	(1,560)	(1,573)	(1)	(210)	(15)
Adjustments to maintain reserves	(116)	(161)	(46)	(172)	(17)	(10)	(48)	(16)

Net equity transactions	55,474,279	(1,582,769)	1,015,918	(3,565,354)	1,251,165	207,501	1,329,526	495,046

Net change in contract owners’ equity	58,390,531	(2,238,282)	1,139,991	(3,960,181)	1,365,198	151,367	1,310,863	398,830
Contract owners’ equity beginning of period	3,817,266	6,055,548	1,378,726	5,338,907	151,367	-	398,830	-

Contract owners’ equity end of period	$62,207,797	3,817,266	2,518,717	1,378,726	1,516,565	151,367	1,709,693	398,830

CHANGES IN UNITS:
Beginning units	346,045	556,884	172,456	480,729	20,324	-	51,733	-
Units purchased	20,645,216	9,804,760	3,114,015	1,335,719	1,073,723	1,291,652	1,090,052	262,408
Units redeemed	(15,970,194)	(10,015,599)	(3,009,594)	(1,643,992)	(938,882)	(1,271,328)	(933,785)	(210,675)

Ending units	5,021,067	346,045	276,877	172,456	155,165	20,324	208,000	51,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROBR		PROBIO		PROBL		PROCG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(26,964)	(24,006)	(26,401)	(2,020)	(111,940)	(95,026)	(1,822)	(1,910)
Realized gain (loss) on investments	(479,422)	(315,446)	213,797	(50,598)	612,235	(361,956)	53,066	(38,128)
Change in unrealized gain (loss) on investments	37,430	117,772	(96,694)	6,382	169,391	18,313	2,586	6,009
Reinvested capital gains	-	-	-	-	-	92,281	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(468,956)	(221,680)	90,702	(46,236)	669,686	(346,388)	53,830	(34,029)

Equity transactions:
Purchase payments received from contract owners (note 3)	3,159,310	263,167	491,814	59,664	3,264,278	427,308	493,042	88,899
Transfers between funds	(3,055,305)	(1,161,198)	5,534,805	115,991	5,518,652	4,891,963	65,135	220,546
Redemptions (note 3)	(554,505)	(320,158)	(99,291)	(5,508)	(835,299)	(1,172,530)	(121,569)	(25,594)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,322)	(1,790)	(490)	(3)	(6,499)	(54,057)	(2,469)	(542)
Adjustments to maintain reserves	(71)	(15)	(55)	(4)	(44)	(551)	(52)	(23)

Net equity transactions	(451,893)	(1,219,994)	5,926,783	170,140	7,941,088	4,092,133	434,087	283,286

Net change in contract owners’ equity	(920,849)	(1,441,674)	6,017,485	123,904	8,610,774	3,745,745	487,917	249,257
Contract owners’ equity beginning of period	1,913,731	3,355,405	123,904	-	7,677,092	3,931,347	249,257	-

Contract owners’ equity end of period	$992,882	1,913,731	6,141,389	123,904	16,287,866	7,677,092	737,174	249,257

CHANGES IN UNITS:
Beginning units	235,554	373,984	13,260	-	755,218	380,000	25,237	-
Units purchased	3,110,695	3,168,037	1,151,366	379,515	11,056,300	13,435,098	296,872	145,429
Units redeemed	(3,196,509)	(3,306,467)	(691,429)	(366,255)	(10,393,360)	(13,059,880)	(253,704)	(120,192)

Ending units	149,740	235,554	473,197	13,260	1,418,158	755,218	68,405	25,237

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PROCS		PROEM		PROE30		PROFIN
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(30,707)	(1,426)	(10,773)	(55,214)	(1,165)	(2,150)	(8,728)	(1,222)
Realized gain (loss) on investments		265,877	(5,499)	(156,313)	(530,056)	48,660	(71,813)	29,924	25,537
Change in unrealized gain (loss) on investments		27,142	1,739	402,508	(427,949)	56,645	1,880	5,157	3,728
Reinvested capital gains		10,071	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		272,383	(5,186)	235,422	(1,013,219)	104,140	(72,083)	26,353	28,043

Equity transactions:
Purchase payments received from contract owners (note 3)		569,462	82,595	279,410	353,202	23,215	4,771	378,855	16,422
Transfers between funds		(183,933)	472,225	1,894,833	(2,530,181)	1,863,052	152,086	117,316	118,404
Redemptions (note 3)		(114,637)	(4,965)	(338,581)	(418,503)	(120,677)	(56,482)	(30,914)	(1,643)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(794)	(33)	(1,710)	(5,426)	(148)	(1,711)	(5)	(4)
Adjustments to maintain reserves		(46)	(14)	(37)	77	(21)	(28)	(48)	3

Net equity transactions		270,052	549,808	1,833,915	(2,600,831)	1,765,421	98,636	465,204	133,182

Net change in contract owners’ equity		542,435	544,622	2,069,337	(3,614,050)	1,869,561	26,553	491,557	161,225
Contract owners’ equity beginning of period		544,622	-	3,210,925	6,824,975	163,319	136,766	161,225	-

Contract owners’ equity end of period	$	1,087,057	544,622	5,280,262	3,210,925	2,032,880	163,319	652,782	161,225

CHANGES IN UNITS:
Beginning units		56,622	-	368,467	620,286	17,266	12,935	19,538	-
Units purchased		439,519	134,774	3,046,010	3,138,377	808,426	485,469	814,650	419,648
Units redeemed		(402,126)	(78,152)	(2,838,155)	(3,390,196)	(640,517)	(481,138)	(769,674)	(400,110)

Ending units		94,015	56,622	576,322	368,467	185,175	17,266	64,514	19,538

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		PROHC		PROIND		PROINT		PRONET
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(21,274)	(4,402)	(17,968)	(5,871)	(37,494)	(45,726)	(3,298)	(690)
Realized gain (loss) on investments		193,607	(80,300)	98,028	(50,068)	89,230	(454,196)	(22,132)	(30,087)
Change in unrealized gain (loss) on investments		(7,643)	6,169	24,333	(604)	254,332	(160,194)	7,757	(1,165)
Reinvested capital gains		-	-	-	-	-	-	25,296	-

Net increase (decrease) in contract owners’ equity resulting from operations		164,690	(78,533)	104,393	(56,543)	306,068	(660,116)	7,623	(31,942)

Equity transactions:
Purchase payments received from contract owners (note 3)		609,879	119,016	455,648	18,508	68,630	154,863	55,415	40,629
Transfers between funds		149,235	514,008	605,226	894,157	1,014,821	670,686	389,134	76,783
Redemptions (note 3)		(191,752)	(27,129)	(58,096)	(14,135)	(441,442)	(315,146)	(20,229)	(2,294)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(6,986)	(527)	(171)	(45)	(5,527)	(4,612)	(143)	-
Adjustments to maintain reserves		(46)	(20)	(69)	(13)	(26)	78	(18)	(10)

Net equity transactions		560,330	605,348	1,002,538	898,472	636,456	505,869	424,159	115,108

Net change in contract owners’ equity		725,020	526,815	1,106,931	841,929	942,524	(154,247)	431,782	83,166
Contract owners’ equity beginning of period		526,815	-	841,929	-	2,404,795	2,559,042	83,166	-

Contract owners’ equity end of period	$	1,251,835	526,815	1,948,860	841,929	3,347,319	2,404,795	514,948	83,166

CHANGES IN UNITS:
Beginning units		54,929	-	96,626	-	262,523	235,682	9,841	-
Units purchased		1,178,325	367,772	645,085	365,693	783,303	862,810	156,666	127,111
Units redeemed		(1,120,184)	(312,843)	(545,199)	(269,067)	(724,868)	(835,969)	(114,823)	(117,270)

Ending units		113,070	54,929	196,512	96,626	320,958	262,523	51,684	9,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROJP		PRON		PROOG		PROPHR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(5,420)	(5,292)	(44,421)	(25,428)	(50,843)	(57,059)	(6,436)	(5,860)
Realized gain (loss) on investments	(6,573)	(139,175)	522,680	(126,469)	(44,779)	629,174	195,088	(40,105)
Change in unrealized gain (loss) on investments	49,427	(16,842)	(13,833)	446	(94,942)	(170,139)	(78,489)	57,216
Reinvested capital gains	-	-	-	-	227,858	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	37,434	(161,309)	464,426	(151,451)	37,294	401,976	110,163	11,251

Equity transactions:
Purchase payments received from contract owners (note 3)	22,810	4,299	436,803	236,326	427,823	765,995	351,596	18,416
Transfers between funds	1,043,859	(77,494)	1,606,544	1,362,318	17,090	(3,571,044)	(2,113,592)	2,944,699
Redemptions (note 3)	(32,935)	(10,926)	(369,947)	(241,545)	(207,713)	(316,209)	(220,166)	(15,586)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(95)	(401)	(2,664)	(324)	(779)	(2,780)	(898)	(36)
Adjustments to maintain reserves	(9)	(8)	(19)	(143)	(63)	295	(63)	(21)

Net equity transactions	1,033,630	(84,530)	1,670,717	1,356,632	236,358	(3,123,743)	(1,983,123)	2,947,472

Net change in contract owners’ equity	1,071,064	(245,839)	2,135,143	1,205,181	273,652	(2,721,767)	(1,872,960)	2,958,723
Contract owners’ equity beginning of period	246,466	492,305	2,628,101	1,422,920	3,242,585	5,964,352	2,958,723	-

Contract owners’ equity end of period	$1,317,530	246,466	4,763,244	2,628,101	3,516,237	3,242,585	1,085,763	2,958,723

CHANGES IN UNITS:
Beginning units	34,406	55,182	244,301	132,411	291,332	539,567	284,915	-
Units purchased	1,385,345	1,503,413	4,528,375	3,584,418	1,117,365	1,366,942	595,101	462,497
Units redeemed	(1,266,821)	(1,524,189)	(4,387,481)	(3,472,528)	(1,097,226)	(1,615,177)	(785,232)	(177,582)

Ending units	152,930	34,406	385,195	244,301	311,471	291,332	94,784	284,915

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROPM		PRORE		PRORRO		PROSCN
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(51,136)	(28,442)	24,769	(3,676)	(20,580)	(27,125)	(3,833)	(815)
Realized gain (loss) on investments	(709,683)	(342,156)	159,715	(119,485)	(620,261)	(915,760)	(37,752)	(43,900)
Change in unrealized gain (loss) on investments	21,393	(245,327)	(66,633)	13,663	5,757	50,818	2,628	(3,232)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(739,426)	(615,925)	117,851	(109,498)	(635,084)	(892,067)	(38,957)	(47,947)

Equity transactions:
Purchase payments received from contract owners (note 3)	219,902	1,530,410	452,693	161,724	112,379	92,979	19,117	5,929
Transfers between funds	404,107	2,395,848	2,490,374	372,035	1,294,307	(904,308)	3,762	191,780
Redemptions (note 3)	(219,704)	(110,368)	(191,609)	(3,773)	(414,042)	(298,696)	(3,045)	(20,102)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(710)	(1,229)	(3,727)	(1)	(1,169)	(5,644)	-	(5)
Adjustments to maintain reserves	(83)	(19)	(45)	(20)	(74)	(125)	(11)	-

Net equity transactions	403,512	3,814,642	2,747,686	529,965	991,401	(1,115,794)	19,823	177,602

Net change in contract owners’ equity	(335,914)	3,198,717	2,865,537	420,467	356,317	(2,007,861)	(19,134)	129,655
Contract owners’ equity beginning of period	3,198,717	-	420,467	-	508,047	2,515,908	129,655	-

Contract owners’ equity end of period	$2,862,803	3,198,717	3,286,004	420,467	864,364	508,047	110,521	129,655

CHANGES IN UNITS:
Beginning units	386,534	-	45,390	-	93,888	285,625	14,743	-
Units purchased	2,325,594	2,344,951	1,542,741	603,820	24,355,255	12,344,445	515,225	238,601
Units redeemed	(2,301,185)	(1,958,417)	(1,280,558)	(558,430)	(24,274,622)	(12,536,182)	(516,659)	(223,858)

Ending units	410,943	386,534	307,573	45,390	174,521	93,888	13,309	14,743

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROSEM		PROSIN		PROSN		PROTEC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,029)	(9,152)	(12,090)	(13,201)	(6,951)	(9,983)	(28,779)	(6,099)
Realized gain (loss) on investments	(85,419)	(138,074)	(239,366)	(223,391)	(114,118)	(68,680)	(2,279)	(33,197)
Change in unrealized gain (loss) on investments	(42,487)	28,769	(7,577)	(15,407)	4,001	7,301	(42,296)	(21,619)
Reinvested capital gains	-	-	23,433	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(138,935)	(118,457)	(235,600)	(251,999)	(117,068)	(71,362)	(73,354)	(60,915)

Equity transactions:
Purchase payments received from contract owners (note 3)	65,229	4,457	86,806	45,137	36,550	40,496	960,733	193,314
Transfers between funds	779	637,885	(834,697)	1,593,184	70,281	(156,523)	237,997	890,320
Redemptions (note 3)	(229,810)	(68,830)	(8,824)	(28,956)	(44,540)	(49,085)	(202,134)	(29,958)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(81)	(970)	(3)	(1)	-	(977)	(3,657)	(278)
Adjustments to maintain reserves	(27)	1,789	(48)	205	(8)	28	(29)	(34)

Net equity transactions	(163,910)	574,331	(756,766)	1,609,569	62,283	(166,061)	992,910	1,053,364

Net change in contract owners’ equity	(302,845)	455,874	(992,366)	1,357,570	(54,785)	(237,423)	919,556	992,449
Contract owners’ equity beginning of period	794,238	338,364	1,382,717	25,147	549,135	786,558	992,449	-

Contract owners’ equity end of period	$491,393	794,238	390,351	1,382,717	494,350	549,135	1,912,005	992,449

CHANGES IN UNITS:
Beginning units	87,819	40,731	162,410	2,950	72,310	90,870	107,196	-
Units purchased	1,666,958	2,429,501	1,330,284	1,990,893	2,277,332	2,337,999	666,561	404,364
Units redeemed	(1,691,508)	(2,382,413)	(1,434,418)	(1,831,433)	(2,268,132)	(2,356,559)	(583,649)	(297,168)

Ending units	63,269	87,819	58,276	162,410	81,510	72,310	190,108	107,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	PROTEL		PROGVP		PROUN		PROUTL
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(16,593)	(931)	(81,635)	(36,560)	(35,796)	(17,209)	5,396	(5,557)
Realized gain (loss) on investments	33,635	(12,560)	(757,266)	1,296,033	915,657	(166,893)	18,465	29,640
Change in unrealized gain (loss) on investments	(116,121)	141	(103,501)	77,699	93,257	(38,936)	(44,313)	48,870
Reinvested capital gains	-	-	814,658	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(99,079)	(13,350)	(127,744)	1,337,172	973,118	(223,038)	(20,452)	72,953

Equity transactions:
Purchase payments received from contract owners (note 3)	95,839	18,373	955,042	138,380	130,634	231,383	602,500	122,417
Transfers between funds	3,978,860	30,090	146,471	244,269	(1,182,977)	1,241,694	(227,755)	1,489,147
Redemptions (note 3)	(27,736)	-	(1,105,998)	(490,560)	(353,380)	(83,611)	(278,400)	(20,907)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(61)	-	(15,679)	(1,401)	(3,930)	(836)	(4,904)	(4)
Adjustments to maintain reserves	(11)	(19)	(1)	(93)	(37)	(1)	(110)	20

Net equity transactions	4,046,891	48,444	(20,165)	(109,405)	(1,409,690)	1,388,629	91,331	1,590,673

Net change in contract owners’ equity	3,947,812	35,094	(147,909)	1,227,767	(436,572)	1,165,591	70,879	1,663,626
Contract owners’ equity beginning of period	35,094	-	3,284,785	2,057,018	1,790,643	625,052	1,663,626	-

Contract owners’ equity end of period	$3,982,906	35,094	3,136,876	3,284,785	1,354,071	1,790,643	1,734,505	1,663,626

CHANGES IN UNITS:
Beginning units	3,690	-	221,028	195,289	161,850	54,992	154,187	-
Units purchased	906,817	163,170	13,913,136	10,451,621	2,272,077	1,855,290	1,145,337	413,868
Units redeemed	(546,773)	(159,480)	(13,922,915)	(10,425,882)	(2,341,067)	(1,748,432)	(1,135,954)	(259,681)

Ending units	363,734	3,690	211,249	221,028	92,860	161,850	163,570	154,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVMFU		RVAAS		RVACS		RVAMS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(78,594)	(114,961)	(4,011)	(17,791)	12,827	(30,361)	6,641	(53,664)
Realized gain (loss) on investments	(690,753)	(29,979)	(5,043)	66,161	10,083	164,233	74,039	314,084
Change in unrealized gain (loss) on investments	24,110	(681,567)	41,306	(314,336)	143,834	(169,843)	275,427	(469,633)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(745,237)	(826,507)	32,252	(265,966)	166,744	(35,971)	356,107	(209,213)

Equity transactions:
Purchase payments received from contract owners (note 3)	330,497	366,192	10,321	36,385	289,769	131,835	129,721	169,228
Transfers between funds	(2,565,281)	857,569	68,257	100,172	1,070,206	(863,558)	(131,080)	(63,918)
Redemptions (note 3)	(494,199)	(891,912)	(124,314)	(3,800,797)	(529,686)	(305,317)	(524,032)	(372,396)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,884)	(19,000)	(1,525)	(119,674)	(3,705)	(37)	(135)	(3,187)
Adjustments to maintain reserves	(118)	(134)	(25)	(60)	(44)	(43)	(22)	102

Net equity transactions	(2,740,985)	312,715	(47,286)	(3,783,974)	826,540	(1,037,120)	(525,548)	(270,171)

Net change in contract owners’ equity	(3,486,222)	(513,792)	(15,034)	(4,049,940)	993,284	(1,073,091)	(169,441)	(479,384)
Contract owners’ equity beginning of period	6,966,058	7,479,850	572,088	4,622,028	1,906,307	2,979,398	4,190,316	4,669,700

Contract owners’ equity end of period	$3,479,836	6,966,058	557,054	572,088	2,899,591	1,906,307	4,020,875	4,190,316

CHANGES IN UNITS:
Beginning units	884,949	855,936	58,543	445,037	192,189	292,601	431,152	460,683
Units purchased	224,495	454,245	78,256	260,887	317,582	507,916	113,728	357,208
Units redeemed	(602,788)	(425,232)	(85,328)	(647,381)	(235,238)	(608,328)	(163,468)	(386,739)

Ending units	506,656	884,949	51,471	58,543	274,533	192,189	381,412	431,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RSRF		RVAMR		RBKF		RBMF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(114,140)	(146,240)	(168,349)	(195,523)	(33,282)	(17,792)	(90,408)	(170,899)
Realized gain (loss) on investments	56,517	397,573	522,602	505,282	64,862	(321,200)	(243,480)	(1,444,739)
Change in unrealized gain (loss) on investments	331,994	(1,003,574)	258,876	(1,471,001)	94,332	(26,620)	318,783	(1,737,406)
Reinvested capital gains	-	-	606,242	-	4,048	-	594,172	1,084,975

Net increase (decrease) in contract owners’ equity resulting from operations	274,371	(752,241)	1,219,371	(1,161,242)	129,960	(365,612)	579,067	(2,268,069)

Equity transactions:
Purchase payments received from contract owners (note 3)	221,618	343,218	528,784	397,536	40,411	121,291	120,823	434,950
Transfers between funds	(839,753)	(1,344,169)	(127,759)	434,598	2,961,455	(1,391,046)	690,371	(9,107,330)
Redemptions (note 3)	(983,714)	(1,534,114)	(2,338,022)	(1,787,743)	(277,827)	(277,947)	(997,931)	(1,952,386)
Annuity benefits	-	-	-	-	-	-	(2,072)	(5,440)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,021)	(17,013)	(47,898)	(17,302)	(2,914)	(897)	(4,887)	(10,227)
Adjustments to maintain reserves	(129)	(99)	(101)	(62)	(329)	1,564	(113)	12,070

Net equity transactions	(1,606,999)	(2,552,177)	(1,984,996)	(972,973)	2,720,796	(1,547,035)	(193,809)	(10,628,363)

Net change in contract owners’ equity	(1,332,628)	(3,304,418)	(765,625)	(2,134,215)	2,850,756	(1,912,647)	385,258	(12,896,432)
Contract owners’ equity beginning of period	8,530,419	11,834,837	11,397,397	13,531,612	833,475	2,746,122	6,618,404	19,514,836

Contract owners’ equity end of period	$7,197,791	8,530,419	10,631,772	11,397,397	3,684,231	833,475	7,003,662	6,618,404

CHANGES IN UNITS:
Beginning units	738,378	945,398	1,278,798	1,384,728	158,278	400,518	329,769	799,928
Units purchased	194,296	146,143	199,005	510,964	4,274,095	6,441,657	2,241,873	3,005,973
Units redeemed	(338,221)	(353,163)	(413,549)	(616,894)	(3,847,530)	(6,683,897)	(2,253,900)	(3,476,132)

Ending units	594,453	738,378	1,064,254	1,278,798	584,843	158,278	317,742	329,769

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVBER		RBF		RVCLR		RVCMD
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(32,671)	5,582	(116,256)	(95,204)	(3,690)	30,244	(75,755)	527,276
Realized gain (loss) on investments	264,481	370,362	2,463,292	(766,743)	89,535	286,071	(787,163)	256,970
Change in unrealized gain (loss) on investments	524,361	(880,522)	(328,593)	126,379	893,785	(635,909)	668,322	(1,517,593)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	756,171	(504,578)	2,018,443	(735,568)	979,630	(319,594)	(194,596)	(733,347)

Equity transactions:
Purchase payments received from contract owners (note 3)	460,274	570,660	357,031	378,987	869,713	829,849	141,147	590,372
Transfers between funds	(136,847)	936,101	(335,284)	2,734,612	4,617,043	2,614,540	(695,513)	(2,140,145)
Redemptions (note 3)	(1,257,245)	(1,024,077)	(1,091,039)	(776,754)	(1,973,778)	(1,512,049)	(532,672)	(1,190,846)
Annuity benefits	-	-	-	(2,170)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(19,240)	(8,434)	(37,297)	(3,303)	(8,647)	(7,217)	(5,035)	(19,950)
Adjustments to maintain reserves	(126)	(81)	(85)	(1,343)	(89)	(57)	(142)	(3,500)

Net equity transactions	(953,184)	474,169	(1,106,674)	2,330,029	3,504,242	1,925,066	(1,092,215)	(2,764,069)

Net change in contract owners’ equity	(197,013)	(30,409)	911,769	1,594,461	4,483,872	1,605,472	(1,286,811)	(3,497,416)
Contract owners’ equity beginning of period	7,900,607	7,931,016	5,736,404	4,141,943	9,680,693	8,075,221	5,828,149	9,325,565

Contract owners’ equity end of period	$7,703,594	7,900,607	6,648,173	5,736,404	14,164,565	9,680,693	4,541,338	5,828,149

CHANGES IN UNITS:
Beginning units	912,603	863,401	511,648	400,924	1,041,864	846,387	1,163,910	1,715,037
Units purchased	205,721	521,875	3,451,050	6,514,105	903,168	1,133,035	2,075,578	2,997,964
Units redeemed	(314,345)	(472,673)	(3,520,609)	(6,403,381)	(546,722)	(937,558)	(2,309,596)	(3,549,091)

Ending units	803,979	912,603	442,089	511,648	1,398,310	1,041,864	929,892	1,163,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RCPF		RVLDD		RVDFA		RVDSR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(17,451)	9,437	(88,747)	(108,557)	(213,266)	(239,471)	(272,952)	(379,506)
Realized gain (loss) on investments	874,518	569,172	1,542,677	346,581	(58,064)	(246,247)	523,666	114,190
Change in unrealized gain (loss) on investments	(250,728)	150,773	(370,097)	257,343	448,000	(2,621,445)	226,570	(2,309,026)
Reinvested capital gains	-	-	-	-	-	388,719	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	606,339	729,382	1,083,833	495,367	176,670	(2,718,444)	477,284	(2,574,342)

Equity transactions:
Purchase payments received from contract owners (note 3)	415,213	165,560	190,969	2,229,257	431,574	1,459,650	776,326	788,503
Transfers between funds	(575,063)	2,590,394	(3,929,402)	2,715,362	(2,481,074)	(2,160,012)	(3,782,526)	(3,986,282)
Redemptions (note 3)	(1,332,294)	(1,229,909)	(641,965)	(2,742,899)	(3,584,465)	(1,491,071)	(6,223,893)	(6,677,107)
Annuity benefits	(2,250)	(4,465)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,700)	(4,459)	(2,516)	(21,977)	(5,495)	(19,247)	(11,900)	(24,957)
Adjustments to maintain reserves	(220)	2,517	(121)	(123)	(121)	1,416	(133)	568

Net equity transactions	(1,506,314)	1,519,638	(4,383,035)	2,179,620	(5,639,581)	(2,209,264)	(9,242,126)	(9,899,275)

Net change in contract owners’ equity	(899,975)	2,249,020	(3,299,202)	2,674,987	(5,462,911)	(4,927,708)	(8,764,842)	(12,473,617)
Contract owners’ equity beginning of period	8,552,054	6,303,034	10,208,263	7,533,276	15,904,667	20,832,375	22,892,659	35,366,276

Contract owners’ equity end of period	$7,652,079	8,552,054	6,909,061	10,208,263	10,441,756	15,904,667	14,127,817	22,892,659

CHANGES IN UNITS:
Beginning units	453,809	374,739	1,088,961	865,504	1,858,221	2,129,161	2,618,123	3,695,517
Units purchased	3,003,789	3,662,649	5,940,169	11,999,066	84,475	465,970	235,380	598,109
Units redeemed	(3,075,154)	(3,583,579)	(6,395,334)	(11,775,609)	(730,664)	(736,910)	(1,275,307)	(1,675,503)

Ending units	382,444	453,809	633,796	1,088,961	1,212,032	1,858,221	1,578,196	2,618,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RELF		RENF		RESF		RLCE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(31,067)	(61,684)	(138,371)	(214,730)	(112,425)	(190,873)	(1,778)	(43,544)
Realized gain (loss) on investments	(40,927)	(1,918,015)	(653,883)	(136,249)	(1,510,902)	(292,055)	98,316	(432,956)
Change in unrealized gain (loss) on investments	82,670	(14,441)	(613,203)	(1,188,379)	185,538	(2,000,237)	222,067	(48,586)
Reinvested capital gains	-	1,545,477	1,340,447	60,626	1,109,925	989,305	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,676	(448,663)	(65,010)	(1,478,732)	(327,864)	(1,493,860)	318,605	(525,086)

Equity transactions:
Purchase payments received from contract owners (note 3)	31,413	80,464	735,046	1,180,677	420,240	1,127,042	215,290	15,101
Transfers between funds	551,415	(2,660,464)	(259,396)	(2,430,143)	(1,620,392)	(6,134,769)	4,803,612	(339,843)
Redemptions (note 3)	(424,297)	(799,677)	(1,329,823)	(2,092,255)	(803,667)	(1,561,487)	(427,332)	(419,190)
Annuity benefits	-	-	(3,707)	(7,462)	(3,510)	(4,190)	(871)	(998)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,746)	(3,734)	(8,517)	(12,875)	(6,621)	(7,739)	(5,630)	(2,605)
Adjustments to maintain reserves	(77)	(5,080)	(2,341)	10,973	(121)	12,356	(107)	176

Net equity transactions	155,708	(3,388,491)	(868,738)	(3,351,085)	(2,014,071)	(6,568,787)	4,584,962	(747,359)

Net change in contract owners’ equity	166,384	(3,837,154)	(933,748)	(4,829,817)	(2,341,935)	(8,062,647)	4,903,567	(1,272,445)
Contract owners’ equity beginning of period	1,890,025	5,727,179	9,323,063	14,152,880	8,171,065	16,233,712	1,848,265	3,120,710

Contract owners’ equity end of period	$2,056,409	1,890,025	8,389,315	9,323,063	5,829,130	8,171,065	6,751,832	1,848,265

CHANGES IN UNITS:
Beginning units	274,559	687,060	431,951	604,777	331,307	588,785	226,240	316,669
Units purchased	4,267,896	8,219,666	2,110,919	3,728,122	2,105,823	2,604,243	3,373,530	3,343,353
Units redeemed	(4,243,636)	(8,632,167)	(2,158,354)	(3,900,948)	(2,195,516)	(2,861,721)	(2,875,170)	(3,433,782)

Ending units	298,819	274,559	384,516	431,951	241,614	331,307	724,600	226,240

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RFSF		RUGB		RHCF		RINF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(43,928)	(51,613)	(152,055)	64,747	(100,981)	(118,209)	(52,468)	(82,549)
Realized gain (loss) on investments	561,275	(421,780)	(2,234,251)	8,872,767	1,205,772	(473,931)	(91,390)	(145,969)
Change in unrealized gain (loss) on investments	45,296	(65,064)	(632,864)	471,238	(177,149)	55,916	(270,390)	(466,137)
Reinvested capital gains	-	-	3,173,985	-	-	-	888,795	-

Net increase (decrease) in contract owners’ equity resulting from operations	562,643	(538,457)	154,815	9,408,752	927,642	(536,224)	474,547	(694,655)

Equity transactions:
Purchase payments received from contract owners (note 3)	210,630	193,712	1,019,942	2,403,321	258,755	250,332	92,022	236,220
Transfers between funds	1,144,010	(993,237)	(7,778,426)	1,374,999	851,616	2,006,889	48,225	(5,870,422)
Redemptions (note 3)	(507,588)	(553,357)	(2,415,755)	(1,858,571)	(997,965)	(1,180,956)	(650,390)	(1,003,370)
Annuity benefits	-	(1,114)	-	-	(1,629)	(3,531)	(3,319)	(5,339)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,161)	(3,286)	(46,229)	(19,298)	(8,262)	(4,439)	(3,352)	(5,599)
Adjustments to maintain reserves	(122)	204	(14,674)	(29,560)	(1,529)	(1,630)	(89)	2,235

Net equity transactions	844,769	(1,357,078)	(9,235,142)	1,870,891	100,986	1,066,665	(516,903)	(6,646,275)

Net change in contract owners’ equity	1,407,412	(1,895,535)	(9,080,327)	11,279,643	1,028,628	530,441	(42,356)	(7,340,930)
Contract owners’ equity beginning of period	3,123,398	5,018,933	20,076,897	8,797,254	6,239,556	5,709,115	3,361,955	10,702,885

Contract owners’ equity end of period	$4,530,810	3,123,398	10,996,570	20,076,897	7,268,184	6,239,556	3,319,599	3,361,955

CHANGES IN UNITS:
Beginning units	450,938	608,405	1,104,597	657,160	520,632	491,192	221,146	611,617
Units purchased	2,627,426	2,916,748	17,131,719	12,750,499	3,688,786	5,175,558	671,948	1,702,314
Units redeemed	(2,533,214)	(3,074,215)	(17,648,806)	(12,303,062)	(3,681,087)	(5,146,118)	(707,952)	(2,092,785)

Ending units	545,150	450,938	587,510	1,104,597	528,331	520,632	185,142	221,146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVIDD		RJNF		RVIMC		RAF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(68,875)	(87,612)	(70,493)	(78,193)	(14,829)	(14,368)	(32,041)	(41,665)
Realized gain (loss) on investments	(1,688,930)	(2,307,393)	(323,003)	(1,601,425)	(297,407)	(149,076)	(342,464)	(585,414)
Change in unrealized gain (loss) on investments	198,808	(29,807)	15,114	(62,705)	75,882	(29,023)	15,792	(21,799)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,558,997)	(2,424,812)	(378,382)	(1,742,323)	(236,354)	(192,467)	(358,713)	(648,878)

Equity transactions:
Purchase payments received from contract owners (note 3)	231,364	401,481	105,115	202,291	160,227	52,384	222,071	114,508
Transfers between funds	1,436,101	(897,341)	1,359,581	(1,781,467)	(201,985)	(166,349)	956,542	(573,247)
Redemptions (note 3)	(237,564)	(1,087,255)	(715,426)	(577,090)	(63,555)	(91,127)	(367,365)	(548,977)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,204)	(2,613)	(5,024)	(2,499)	(789)	(360)	(2,080)	(2,792)
Adjustments to maintain reserves	(77)	(831)	(1,079)	(6,768)	(40)	562	(40)	(913)

Net equity transactions	1,426,620	(1,586,559)	743,167	(2,165,533)	(106,142)	(204,890)	809,128	(1,011,421)

Net change in contract owners’ equity	(132,377)	(4,011,371)	364,785	(3,907,856)	(342,496)	(397,357)	450,415	(1,660,299)
Contract owners’ equity beginning of period	3,391,507	7,402,878	2,853,886	6,761,742	874,985	1,272,342	2,106,354	3,766,653

Contract owners’ equity end of period	$3,259,130	3,391,507	3,218,671	2,853,886	532,489	874,985	2,556,769	2,106,354

CHANGES IN UNITS:
Beginning units	1,321,652	2,035,747	734,014	1,192,824	212,941	283,512	846,407	1,332,478
Units purchased	41,193,354	39,204,497	35,743,792	14,052,667	2,486,989	2,938,969	29,976,629	44,844,874
Units redeemed	(40,851,966)	(39,918,592)	(35,607,831)	(14,511,477)	(2,536,153)	(3,009,540)	(29,593,083)	(45,330,945)

Ending units	1,663,040	1,321,652	869,975	734,014	163,777	212,941	1,229,953	846,407

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVISC		RUF		RLCJ		RLF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(35,146)	(51,759)	(151,540)	(122,232)	(16,097)	(36,821)	(81,540)	(79,948)
Realized gain (loss) on investments	(610,580)	(211,989)	(1,133,954)	(1,832,978)	105,468	(717,947)	683,205	793,463
Change in unrealized gain (loss) on investments	(4,653)	(12,331)	(9,332)	282,188	(6,499)	(184,196)	321,983	(676,181)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(650,379)	(276,079)	(1,294,826)	(1,673,022)	82,872	(938,964)	923,648	37,334

Equity transactions:
Purchase payments received from contract owners (note 3)	160,972	385,935	307,717	262,735	22,980	47,054	84,642	62,687
Transfers between funds	(667,314)	(751,010)	210,318	(1,213,442)	1,170,055	(1,872,467)	998,324	(2,246,408)
Redemptions (note 3)	(310,878)	(443,254)	(729,060)	(1,680,579)	(60,112)	(294,844)	(978,838)	(977,497)
Annuity benefits	-	-	-	-	(872)	(1,053)	(1,822)	(3,763)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(501)	(4,010)	(2,341)	(6,169)	(146)	(5,118)	(9,851)	(5,597)
Adjustments to maintain reserves	(58)	15,540	(58)	(438)	(66)	16,351	(147)	(130)

Net equity transactions	(817,779)	(796,799)	(213,424)	(2,637,893)	1,131,839	(2,110,077)	92,308	(3,170,708)

Net change in contract owners’ equity	(1,468,158)	(1,072,878)	(1,508,250)	(4,310,915)	1,214,711	(3,049,041)	1,015,956	(3,133,374)
Contract owners’ equity beginning of period	2,579,323	3,652,201	5,557,221	9,868,136	910,091	3,959,132	4,152,238	7,285,612

Contract owners’ equity end of period	$1,111,165	2,579,323	4,048,971	5,557,221	2,124,802	910,091	5,168,194	4,152,238

CHANGES IN UNITS:
Beginning units	669,629	831,180	1,195,966	1,905,883	124,422	383,490	271,172	482,219
Units purchased	37,108,013	41,232,303	29,888,496	36,727,502	2,217,292	4,982,164	482,966	788,160
Units redeemed	(37,424,146)	(41,393,854)	(30,012,107)	(37,437,419)	(2,095,258)	(5,241,232)	(470,394)	(999,207)

Ending units	353,496	669,629	1,072,355	1,195,966	246,456	124,422	283,744	271,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RMED		RVARS		RVF		ROF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(60,191)	(93,755)	(52,757)	(87,163)	(116,093)	(88,117)	(137,980)	(119,177)
Realized gain (loss) on investments	866,733	(45,567)	382,151	175,422	3,123,538	(1,915,126)	1,349,474	149,789
Change in unrealized gain (loss) on investments	123,520	(572,628)	(282,372)	21,887	(102,846)	(167,764)	53,040	(280,477)
Reinvested capital gains	-	-	-	-	-	692,983	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	930,062	(711,950)	47,022	110,146	2,904,599	(1,478,024)	1,264,534	(249,865)

Equity transactions:
Purchase payments received from contract owners (note 3)	377,969	458,275	314,686	270,452	600,807	705,446	321,523	2,236,360
Transfers between funds	1,536,355	(4,603,774)	3,252,480	138,794	(1,090,911)	(2,779,058)	649,324	(5,085,796)
Redemptions (note 3)	(738,379)	(1,008,072)	(1,554,458)	(736,653)	(1,475,022)	(812,630)	(1,374,349)	(1,244,335)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(22,599)	(4,146)	(4,395)	(13,574)	(2,657)	(13,052)	(5,070)	(9,748)
Adjustments to maintain reserves	(75)	464	(214)	(140)	(132)	243	(179)	4,998

Net equity transactions	1,153,271	(5,157,253)	2,008,099	(341,121)	(1,967,915)	(2,899,051)	(408,751)	(4,098,521)

Net change in contract owners’ equity	2,083,333	(5,869,203)	2,055,121	(230,975)	936,684	(4,377,075)	855,783	(4,348,386)
Contract owners’ equity beginning of period	4,354,258	10,223,461	5,936,147	6,167,122	5,033,949	9,411,024	6,569,631	10,918,017

Contract owners’ equity end of period	$6,437,591	4,354,258	7,991,268	5,936,147	5,970,633	5,033,949	7,425,414	6,569,631

CHANGES IN UNITS:
Beginning units	265,722	552,427	676,240	714,090	514,544	952,362	435,810	719,153
Units purchased	1,827,887	3,081,564	675,742	258,228	10,124,844	9,105,317	7,644,858	9,767,427
Units redeemed	(1,771,796)	(3,368,269)	(450,752)	(296,078)	(10,180,802)	(9,543,135)	(7,644,548)	(10,050,770)

Ending units	321,813	265,722	901,230	676,240	458,586	514,544	436,120	435,810

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RNF		RPMF		RREF		RRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(145,623)	(152,004)	(347,779)	(540,747)	(38,088)	111,182	(76,191)	(70,343)
Realized gain (loss) on investments	2,804,804	(105,916)	(4,700,390)	2,137,061	1,874,584	(485,083)	1,006,366	259,337
Change in unrealized gain (loss) on investments	93,362	(581,904)	774,314	(12,304,655)	(69,933)	(174,292)	33,936	(325,989)
Reinvested capital gains	-	-	2,165,845	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,752,543	(839,824)	(2,108,010)	(10,708,341)	1,766,563	(548,193)	964,111	(136,995)

Equity transactions:
Purchase payments received from contract owners (note 3)	746,837	187,719	1,761,234	3,482,368	573,109	884,468	174,367	69,102
Transfers between funds	(1,114,093)	533,963	(359,795)	(18,578,514)	3,320,863	(4,111,550)	(4,393,207)	1,301,039
Redemptions (note 3)	(2,585,078)	(2,515,189)	(3,982,309)	(4,515,033)	(1,535,596)	(1,959,110)	(728,395)	(714,222)
Annuity benefits	-	-	(3,286)	(4,353)	-	(1,942)	-	(1,860)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,914)	(26,555)	(13,341)	(21,176)	(8,195)	(17,032)	(7,392)	(2,175)
Adjustments to maintain reserves	(93)	506	(2,010)	731	(230)	(687)	(132)	(86)

Net equity transactions	(2,969,341)	(1,819,556)	(2,599,507)	(19,635,977)	2,349,951	(5,205,853)	(4,954,759)	651,798

Net change in contract owners’ equity	(216,798)	(2,659,380)	(4,707,517)	(30,344,318)	4,116,514	(5,754,046)	(3,990,648)	514,803
Contract owners’ equity beginning of period	9,596,287	12,255,667	24,387,560	54,731,878	8,271,602	14,025,648	6,881,946	6,367,143

Contract owners’ equity end of period	$9,379,489	9,596,287	19,680,043	24,387,560	12,388,116	8,271,602	2,891,298	6,881,946

CHANGES IN UNITS:
Beginning units	1,040,432	1,293,811	1,056,256	1,736,396	526,180	891,868	449,160	429,272
Units purchased	11,233,884	9,499,863	4,193,512	5,080,603	4,429,243	5,540,356	2,555,282	3,095,771
Units redeemed	(11,432,411)	(9,753,242)	(4,364,128)	(5,760,743)	(4,275,397)	(5,906,044)	(2,842,311)	(3,075,883)

Ending units	841,905	1,040,432	885,640	1,056,256	680,026	526,180	162,131	449,160

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		RMEK		RTF		RVLCG		RVLCV
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(67,056)	(81,931)	(132,312)	(119,550)	(285,161)	(275,168)	(122,490)	(180,488)
Realized gain (loss) on investments		665,926	(1,531,846)	2,381,491	(1,655,694)	1,765,732	(1,043,320)	1,597,264	598,193
Change in unrealized gain (loss) on investments		72,076	(419,006)	(298,383)	63,425	298,449	(522,510)	461,345	(1,193,279)
Reinvested capital gains		-	-	-	-	145,095	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		670,946	(2,032,783)	1,950,796	(1,711,819)	1,924,115	(1,840,998)	1,936,119	(775,574)

Equity transactions:
Purchase payments received from contract owners (note 3)		270,837	377,065	4,272,507	710,995	996,684	560,027	1,038,328	356,055
Transfers between funds		(75,596)	(1,310,588)	(9,918,490)	546,321	2,114,805	(68,274)	(2,686,977)	84,167
Redemptions (note 3)		(721,926)	(921,708)	(1,159,724)	(804,427)	(2,322,044)	(2,499,330)	(1,687,183)	(1,655,866)
Annuity benefits		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)		(7,107)	(5,744)	(6,026)	(3,158)	(3,753)	(25,117)	(4,421)	(11,670)
Adjustments to maintain reserves		(944)	19,265	(208)	(2,553)	(177)	833	(167)	329

Net equity transactions		(534,736)	(1,841,710)	(6,811,941)	447,178	785,515	(2,031,861)	(3,340,420)	(1,226,985)

Net change in contract owners’ equity		136,210	(3,874,493)	(4,861,145)	(1,264,641)	2,709,630	(3,872,859)	(1,404,301)	(2,002,559)
Contract owners’ equity beginning of period		4,373,373	8,247,866	10,087,308	11,351,949	15,651,318	19,524,177	14,524,395	16,526,954

Contract owners’ equity end of period	$	4,509,583	4,373,373	5,226,163	10,087,308	18,360,948	15,651,318	13,120,094	14,524,395

CHANGES IN UNITS:
Beginning units		336,537	533,873	1,396,743	1,486,798	1,364,526	1,651,539	1,398,503	1,501,383
Units purchased		4,753,302	6,145,996	16,753,430	22,447,475	5,206,953	7,049,711	5,404,523	10,619,585
Units redeemed		(4,810,398)	(6,343,332)	(17,567,834)	(22,537,530)	(5,134,115)	(7,336,724)	(5,745,516)	(10,722,465)

Ending units		279,441	336,537	582,339	1,396,743	1,437,364	1,364,526	1,057,510	1,398,503

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVMCG		RVMCV		RVSCG		RVSCV
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(193,883)	(253,388)	(126,914)	(128,449)	(120,242)	(115,758)	(67,191)	(76,103)
Realized gain (loss) on investments	26,622	1,866,922	1,594,962	(432,802)	408,495	(329,201)	393,119	457,039
Change in unrealized gain (loss) on investments	(1,321,397)	(2,539,477)	254,127	(467,164)	(8,401)	(250,296)	8,625	(384,120)
Reinvested capital gains	2,864,688	736,102	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,376,030	(189,841)	1,722,175	(1,028,415)	279,852	(695,255)	334,553	(3,184)

Equity transactions:
Purchase payments received from contract owners (note 3)	375,306	504,411	535,096	95,533	494,866	197,104	614,537	53,529
Transfers between funds	6,906,534	(14,455,687)	(10,794,819)	13,484,318	4,476,380	(620,448)	209,702	645,134
Redemptions (note 3)	(1,235,638)	(2,420,245)	(1,124,856)	(1,148,160)	(862,193)	(1,372,954)	(691,160)	(613,210)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,288)	(25,498)	(1,898)	(8,731)	(2,553)	(13,319)	(2,330)	(4,720)
Adjustments to maintain reserves	(159)	110	(133)	3,347	(41)	190	(159)	200

Net equity transactions	6,038,755	(16,396,909)	(11,386,610)	12,426,307	4,106,459	(1,809,427)	130,590	80,933

Net change in contract owners’ equity	7,414,785	(16,586,750)	(9,664,435)	11,397,892	4,386,311	(2,504,682)	465,143	77,749
Contract owners’ equity beginning of period	10,603,297	27,190,047	16,294,604	4,896,712	8,354,924	10,859,606	5,824,859	5,747,110

Contract owners’ equity end of period	$18,018,082	10,603,297	6,630,169	16,294,604	12,741,235	8,354,924	6,290,002	5,824,859

CHANGES IN UNITS:
Beginning units	670,396	1,676,122	1,362,882	371,676	620,483	824,063	541,995	474,756
Units purchased	1,699,194	2,954,318	1,878,327	3,435,318	2,449,222	3,850,425	1,833,515	3,317,818
Units redeemed	(1,373,894)	(3,960,044)	(2,757,432)	(2,444,112)	(2,198,711)	(4,054,005)	(1,876,750)	(3,250,579)

Ending units	995,696	670,396	483,777	1,362,882	870,994	620,483	498,760	541,995

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RVSDL		RTEC		RTEL		RTRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(40,522)	(33,136)	(77,048)	(109,196)	3,606	(7,292)	(54,132)	(72,872)
Realized gain (loss) on investments	(326,556)	(453,738)	(157,172)	(557,516)	(120,888)	(265,617)	254,235	(495,033)
Change in unrealized gain (loss) on investments	(79,833)	114,474	(221,508)	(174,376)	(14,616)	(16,237)	273,970	(174,490)
Reinvested capital gains	-	-	893,636	298,007	-	58,446	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(446,911)	(372,400)	437,908	(543,081)	(131,898)	(230,700)	474,073	(742,395)

Equity transactions:
Purchase payments received from contract owners (note 3)	76,829	51,619	320,794	565,510	17,787	150,189	47,547	66,580
Transfers between funds	1,023,057	675,033	44,047	(5,085,072)	(891,647)	(2,138,312)	807,450	(2,024,118)
Redemptions (note 3)	(282,922)	(284,451)	(621,701)	(954,299)	(163,120)	(164,282)	(594,155)	(818,885)
Annuity benefits	-	-	-	-	(1,251)	(2,975)	(1,899)	(3,632)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,573)	(3,456)	(2,606)	(4,776)	(335)	(597)	(2,122)	(4,009)
Adjustments to maintain reserves	(106)	(1,168)	(156)	(1,165)	(84)	(4,327)	(99)	1,722

Net equity transactions	812,285	437,577	(259,622)	(5,479,802)	(1,038,650)	(2,160,304)	256,722	(2,782,342)

Net change in contract owners’ equity	365,374	65,177	178,286	(6,022,883)	(1,170,548)	(2,391,004)	730,795	(3,524,737)
Contract owners’ equity beginning of period	2,839,577	2,774,400	4,491,807	10,514,690	2,094,113	4,485,117	3,561,657	7,086,394

Contract owners’ equity end of period	$3,204,951	2,839,577	4,670,093	4,491,807	923,565	2,094,113	4,292,452	3,561,657

CHANGES IN UNITS:
Beginning units	465,951	430,980	376,999	790,795	281,388	509,641	254,532	443,935
Units purchased	6,797,120	8,611,113	2,083,208	4,495,000	4,840,151	6,508,296	1,879,725	3,352,565
Units redeemed	(6,695,917)	(8,576,142)	(2,105,260)	(4,908,796)	(5,002,518)	(6,736,549)	(1,867,765)	(3,541,968)

Ending units	567,154	465,951	354,947	376,999	119,021	281,388	266,492	254,532

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	RUTL		RVWDL		VWHA		VWAR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$62,310	33,705	(11,293)	(26,414)	(11,433)	(6,998)	(32,150)	(7,839)
Realized gain (loss) on investments	176,988	595,590	(68,363)	(51,837)	(152,753)	(59,005)	(720)	(493)
Change in unrealized gain (loss) on investments	(353,517)	202,578	52,337	(54,413)	122,484	(101,136)	25,628	(21,413)
Reinvested capital gains	-	-	-	-	66,712	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(114,219)	831,873	(27,319)	(132,664)	25,010	(167,139)	(7,242)	(29,745)

Equity transactions:
Purchase payments received from contract owners (note 3)	317,102	374,060	68,997	92,353	761,688	246,548	734,112	1,799,672
Transfers between funds	(3,353,336)	2,175,301	3,797	(584,648)	750,343	617,518	29,478	239,688
Redemptions (note 3)	(726,592)	(828,898)	(64,356)	(258,430)	(48,508)	(25,145)	(3,809)	(1,176)
Annuity benefits	(2,127)	(4,318)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,730)	(2,976)	(520)	(1,506)	(625)	(73)	-	-
Adjustments to maintain reserves	(150)	(14,773)	(27)	(153)	(50)	(23)	(44)	-

Net equity transactions	(3,769,833)	1,698,396	7,891	(752,384)	1,462,848	838,825	759,737	2,038,184

Net change in contract owners’ equity	(3,884,052)	2,530,269	(19,428)	(885,048)	1,487,858	671,686	752,495	2,008,439
Contract owners’ equity beginning of period	9,656,610	7,126,341	822,499	1,707,547	671,686	-	2,008,439	-

Contract owners’ equity end of period	$5,772,558	9,656,610	803,071	822,499	2,159,544	671,686	2,760,934	2,008,439

CHANGES IN UNITS:
Beginning units	801,459	677,177	79,878	155,516	86,604	-	208,859	-
Units purchased	5,281,530	7,705,666	617,626	1,034,428	292,387	167,737	107,267	211,372
Units redeemed	(5,603,913)	(7,581,384)	(619,645)	(1,110,066)	(102,741)	(81,133)	(28,606)	(2,513)

Ending units	479,076	801,459	77,859	79,878	276,250	86,604	287,520	208,859

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	WRASP		RVASA		SBIEP		RVIRO
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(72,806)	(78,370)	24,692	23,476	(245)	7,432	-	(15,352)
Realized gain (loss) on investments	848,967	717,761	(160,531)	13,818	(35,033)	(3,022)	-	45,052
Change in unrealized gain (loss) on investments	2,530,212	(2,851,794)	82,292	(206,550)	40,356	(17,034)	-	(38,605)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,306,373	(2,212,403)	(53,547)	(169,256)	5,078	(12,624)	-	(8,905)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,351,524	2,155,985	105,129	145,537	(1)	-	-	91,668
Transfers between funds	3,212,199	4,342,587	(3,298,631)	(54,130)	(61,580)	-	-	(3,390,738)
Redemptions (note 3)	(3,551,370)	(1,955,551)	(62,470)	(264,998)	(29,993)	-	-	(126,685)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(10)	(29)	-	-
Contingent deferred sales charges (note 2)	(28,504)	(5,831)	(829)	(5,263)	-	-	-	(774)
Adjustments to maintain reserves	(122)	(479)	(29)	(104)	(3)	2	-	(36)

Net equity transactions	983,727	4,536,711	(3,256,830)	(178,958)	(91,587)	(27)	-	(3,426,565)

Net change in contract owners’ equity	4,290,100	2,324,308	(3,310,377)	(348,214)	(86,509)	(12,651)	-	(3,435,470)
Contract owners’ equity beginning of period	19,482,900	17,158,592	3,310,377	3,658,591	86,509	99,160	-	3,435,470

Contract owners’ equity end of period	$23,773,000	19,482,900	-	3,310,377	-	86,509	-	-

CHANGES IN UNITS:
Beginning units	2,026,378	1,623,923	360,426	380,558	8,400	8,402	-	430,229
Units purchased	1,978,352	1,469,137	138,330	62,637	-	-	-	24,797
Units redeemed	(1,885,390)	(1,066,682)	(498,756)	(82,769)	(8,400)	(2)	-	(455,026)

Ending units	2,119,340	2,026,378	-	360,426	-	8,400	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

  Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

  Dynamic VP HY Bond Fund (DXVHY)

MASSACHUSETTS FINANCIAL SERVICES CO.

  MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MORGAN STANLEY

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

  Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  Federated NVIT High Income Bond Fund - Class III (HIBF3)

  NVIT Emerging Markets Fund - Class III (GEM3)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class III (TRF3)

  NVIT Government Bond Fund - Class III (GBF3)

  NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

  NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

  NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

  NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

  NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

  NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

  NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

  NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

  NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

  NVIT Multi-Manager Small Company Fund - Class III (SCF3)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Money Market Fund - Class II (NVMM2)

Northern Lights Variable Trust

  Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

  Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class III (ACVIG3)

  American Century VP Inflation Protection Fund - Class II (ACVIP2)

  VP Ultra(R) Fund - Class III (ACVU3)

  VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Contrafund Portfolio - Service Class 2 R (FC2R)

  VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

  VIP Growth Portfolio - Service Class 2 R (FG2R)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -  Class I (SBTRP)*

  Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

  VP UltraShort NASDAQ-100 (PROUSN)

  Access VP High Yield Fund (PROAHY)

  VP Asia 30 (PROA30)

  VP Banks (PROBNK)

  VP Basic Materials (PROBM)

  VP Bear (PROBR)

  VP Biotechnology (PROBIO)

  VP Bull (PROBL)

  VP Consumer Goods (PROCG)

  VP Consumer Services (PROCS)

  VP Emerging Markets (PROEM)

  VP Europe 30 (PROE30)

  VP Financials (PROFIN)

  VP Health Care (PROHC)

  VP Industrials (PROIND)

  VP International (PROINT)

  VP Internet (PRONET)

  VP Japan (PROJP)

  VP NASDAQ-100 (PRON)

  VP Oil and Gas (PROOG)

  VP Pharmaceuticals (PROPHR)

  VP Precious Metals (PROPM)

  VP Real Estate (PRORE)

  VP Rising Rates Opportunity (PRORRO)

  VP Semiconductor (PROSCN)

  VP Short Emerging Markets (PROSEM)

  VP Short International (PROSIN)

  VP Short NASDAQ-100 (PROSN)

  VP Technology (PROTEC)

  VP Telecommunications (PROTEL)

  VP U.S. Government Plus (PROGVP)

  VP UltraNASDAQ-100 (PROUN)

  VP Utilities (PROUTL)

RYDEX FUNDS

  Global Managed Futures Strategy (RVMFU)

  Variable Fund - All-Asset Aggressive Strategy (RVAAS)

  Variable Fund - All Asset Conservative Strategy (RVACS)

  Variable Fund - All-Asset Moderate Strategy (RVAMS)

  Variable Fund - U.S. Long Short Momentum (RSRF)

  Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

  Variable Trust - Banking Fund (RBKF)

  Variable Trust - Basic Materials Fund (RBMF)

  Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

  Variable Trust - Biotechnology Fund (RBF)

  Variable Fund - CLS AdvisorOne Clermont (RVCLR)

  Variable Trust - Commodities Strategy Fund (RVCMD)

  Variable Trust - Consumer Products Fund (RCPF)

  Variable Trust - Dow 2x Strategy Fund (RVLDD)

  Variable Fund - DWA Flexible Allocation (RVDFA)

  Variable Fund - DWA Sector Rotation (RVDSR)

  Variable Trust - Electronics Fund (RELF)

  Variable Trust - Energy Fund (RENF)

  Variable Trust - Energy Services Fund (RESF)

  Variable Trust - Europe 1.25x Strategy Fund (RLCE)

  Variable Trust - Financial Services Fund (RFSF)

  Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

  Variable Trust - Health Care Fund (RHCF)

  Variable Trust - Internet Fund (RINF)

  Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

  Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

  Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

  Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

  Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

  Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

  Variable Trust - Japan 2x Strategy Fund (RLCJ)

  Variable Trust - Leisure Fund (RLF)

  Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

  Variable Fund - Multi-Hedge Strategies (RVARS)

  Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

  Variable Trust - NASDAQ-100(R) Fund (ROF)

  Variable Trust - Nova Fund (RNF)

  Variable Trust - Precious Metals Fund (RPMF)

  Variable Trust - Real Estate Fund (RREF)

  Variable Trust - Retailing Fund (RRF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

  Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

  Variable Trust - S&P 500 2x Strategy Fund (RTF)

  Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

  Variable Trust - S&P 500 Pure Value Fund (RVLCV)

  Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

  Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

  Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

  Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

  Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

  Variable Trust - Technology Fund (RTEC)

  Variable Trust - Telecommunications Fund (RTEL)

  Variable Trust - Transportation Fund (RTRF)

  Variable Trust - Utilities Fund (RUTL)

  Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

VAN ECK ASSOCIATES CORPORATION

  VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

  VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2012, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with CDSC schedules. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.30%	1.15%	1.25%	0.45%
CDSC Option:
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	-
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.
Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	MLVGA3	CSCRS	DXVHY	MVGTAS	MSEMB	MSVGT2	VKVGR2

0.45%	$207,315	$2,297	$262	$239	$338	$373	$102	$282
0.65%	25,620	211	23	-	4	5	-	-
0.70%	2,450	-	-	-	-	-	-	-
0.80%	135	57	-	-	-	-	-	-
0.85%	7,628	-	-	-	-	2	-	-
0.90%	1,045	-	-	-	-	-	-	-
0.95%	4,007	133	-	-	-	-	-	-
1.00%	5,159	-	-	-	-	-	-	-
1.05%	336	-	-	-	-	-	-	-
1.10%	1,811	-	-	-	-	-	-	-
1.15%	2,518,391	54,634	2,848	55,304	746	605	325	493
1.20%	843	-	-	-	-	-	-	-
1.25%	848,565	13,476	1,917	38,611	336	635	98	762
1.30%	27,539	-	-	-	-	-	-	-
1.35%	4,230,931	95,387	9,216	57,782	210	1,875	796	2,021
1.40%	813,183	19,160	121	188	241	69	-	427
1.45%	88,113	2,674	109	5,909	6	345	6	348
1.50%	2	-	-	-	-	-	-	-
1.55%	1,491,089	38,477	844	12,753	65	796	111	2,940
1.60%	1,297,968	20,905	1,494	4,065	100	221	92	197
1.65%	1,513,599	7,934	38	49,473	99	461	5	211
1.80%	503,852	6,567	1,543	2,181	11	446	60	661
1.85%	74,747	559	2	97	1	3	1	3
1.90%	1,066,440	26,958	7,508	213	772	3,643	1	422
1.95%	400,561	4,370	130	9,533	136	208	190	98
2.00%	125,152	756	-	546	-	118	132	-
2.05%	19,566	-	-	-	-	-	-	-
2.10%	292,856	2,646	540	-	531	1,262	75	582
2.15%	161,997	-	83	15	-	-	-	-
2.20%	34,831	1,061	-	-	-	-	-	-
2.25%	6,068	549	-	-	-	-	-	-
2.30%	101,157	-	-	-	-	-	-	-
2.35%	49,650	-	98	-	-	108	-	-
2.40%	9,886	-	-	-	-	-	-	-
2.45%	99,160	1,604	-	-	-	202	-	207
2.50%	77,417	-	-	2,541	-	-	-	-
2.55%	1,177	-	-	-	-	-	-	-
2.85%	7,945	-	-	-	-	-	-	-

Totals	$16,118,191	$300,415	$26,776	$239,450	$3,596	$11,377	$1,994	$9,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVAAA2	HIBF3	GEM3	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2

0.45%	$1,400	$5,399	$45	$-	$382	$-	$173	$278
0.65%	-	103	-	-	-	-	223	107
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	315	-	-	-	148	-	666
0.90%	-	-	-	-	-	-	-	-
0.95%	-	118	-	-	30	-	-	-
1.00%	-	235	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	7,181	110,285	3,495	183	3,306	7,344	26,298	14,781
1.20%	-	-	-	-	-	-	-	-
1.25%	1,177	37,570	830	139	3,344	914	6,638	6,902
1.30%	-	-	-	-	-	-	-	-
1.35%	9,222	152,486	9,211	280	17,093	13,909	19,633	7,881
1.40%	291	9,933	363	763	145	290	1,818	7,355
1.45%	5	3,503	-	-	-	-	198	40
1.50%	-	-	-	-	-	-	-	-
1.55%	2,872	75,900	1,992	23	2,069	2,285	7,675	4,788
1.60%	3,419	14,393	1,886	1,338	1,818	811	7,262	3,859
1.65%	1,587	39,658	1,480	9	641	2,664	13,277	1,885
1.80%	8,797	5,688	792	189	531	1,084	3,943	3,204
1.85%	3	477	2	-	-	-	-	3
1.90%	5,797	15,805	247	3,707	3,518	-	3,456	55
1.95%	1,891	22,288	1,814	-	159	212	745	2,776
2.00%	2,369	3,677	-	-	-	6,388	524	2,227
2.05%	-	-	-	-	-	-	-	-
2.10%	3,351	5,426	1,106	-	-	-	-	504
2.15%	-	152	5	-	981	-	671	339
2.20%	1,177	-	83	-	305	450	1,822	784
2.25%	-	-	-	-	-	-	-	-
2.30%	3,486	-	-	-	2,383	-	1,006	-
2.35%	673	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	2,577	1,536	-	-	480	-	243	-
2.50%	-	-	-	-	17	11	-	1,066
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$57,275	$504,947	$23,351	$6,631	$37,202	$36,510	$95,605	$59,500

	NVCMA2	NVCMC2	NVLCP2	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6

0.45%	$278	$454	$582	$61	$1,587	$15	$263	$-
0.65%	348	-	5	-	124	-	-	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	306	3	-	367	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	349	-	-	291	-	-	-
1.00%	489	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,782	668	5,808	2,725	76,582	7,764	3,782	1,677
1.20%	-	-	-	-	-	-	-	-
1.25%	1,263	1,092	864	92	4,969	2,619	824	2,315
1.30%	-	-	-	-	-	-	-	-
1.35%	2,296	6,375	11,177	7,835	95,230	23,022	2,306	1,135
1.40%	3,918	2,740	1,179	600	17,703	5,795	264	-
1.45%	-	-	295	-	1,061	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,399	830	2,536	333	57,499	1,804	1,266	-
1.60%	1,452	4,287	22,255	225	19,272	17,935	150	2,607
1.65%	1,802	1,162	15,049	-	9,597	1,564	361	975
1.80%	1,611	1,342	25,499	-	657	168	158	-
1.85%	-	-	556	4	-	-	-	-
1.90%	376	4,600	13,990	32	1,785	-	-	415
1.95%	94	22	2,583	-	6,315	-	42	43
2.00%	148	-	1,216	-	-	-	1,027	26
2.05%	-	-	-	-	-	-	-	-
2.10%	58	-	8	-	3,092	-	-	-
2.15%	788	-	1,130	-	438	-	-	-
2.20%	-	1,812	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	64	-	-	-	-
2.35%	-	-	354	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	238	-	404	-	1,157	-	-	-
2.50%	-	-	-	-	-	-	69	47
2.55%	-	-	-	-	-	-	-	-
2.85%	-	7,945	-	-	-	-	-	-

	$22,340	$33,984	$105,493	$11,971	$297,726	$60,686	$10,512	$9,244

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	GVIDC6	GVIDM6	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2

0.45%	$338	$562	$65	$318	$-	$1,056	$758	$163
0.65%	-	-	4	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	11	-	-	-	-
0.85%	306	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	43,212	74,082	20,106	22,711	-	1,785	1,137	2,981
1.20%	-	-	-	-	-	-	-	-
1.25%	7,843	4,007	618	17,439	-	331	653	240
1.30%	-	-	-	-	894	-	-	-
1.35%	75,727	131,105	43,926	82,860	-	7,694	2,651	2,941
1.40%	9,527	23,171	8,985	18,665	-	892	89	129
1.45%	-	-	-	304	-	-	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	19,404	35,878	16,230	8,148	-	3,437	2,959	494
1.60%	25,250	20,297	7,878	17,260	-	1,138	527	407
1.65%	21,722	46,219	64	33,819	-	467	258	15
1.80%	1,061	2,341	540	973	-	91	-	4,974
1.85%	476	3	-	2	-	-	-	-
1.90%	2,523	6,658	-	13,778	-	2,188	310	276
1.95%	2,894	-	-	436	-	702	439	-
2.00%	1,886	271	-	25	-	-	-	866
2.05%	-	-	-	-	-	-	-	-
2.10%	1,526	-	-	2,195	-	128	-	1,093
2.15%	-	-	-	-	-	-	-	-
2.20%	-	633	-	-	-	-	-	109
2.25%	-	-	-	1,632	-	-	-	-
2.30%	6,341	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	318	-	-	-	155	-	-
2.50%	16	1,863	-	47	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$220,052	$347,408	$98,416	$220,623	$894	$20,064	$9,781	$14,688

	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	NVSTB2

0.45%	$146	$-	$546	$442	$13	$525	$134	$1,642
0.65%	1	-	5	-	-	-	61	103
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	2	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	59	-	-	-	-	27	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,653	698	3,074	1,027	748	1,022	6,360	14,663
1.20%	-	-	-	-	-	-	-	-
1.25%	96	-	346	162	151	822	1,169	5,778
1.30%	-	-	-	-	-	-	-	-
1.35%	1,842	2,828	8,022	6,338	2,793	7,046	16,139	17,044
1.40%	511	857	7	67	336	1,198	3,279	3,608
1.45%	-	-	5	5	-	-	-	306
1.50%	-	-	-	-	-	-	-	-
1.55%	127	22	1,143	192	384	670	1,967	7,251
1.60%	276	209	738	541	526	578	1,003	10,201
1.65%	4	-	153	377	3	356	719	1,538
1.80%	2,751	-	2,507	499	1,362	30	1,187	4,143
1.85%	-	-	2	-	-	-	2	-
1.90%	257	-	1,156	2,605	518	89	490	45
1.95%	2	-	11	3	6	18	99	477
2.00%	717	-	226	316	370	147	-	1,118
2.05%	-	-	-	-	-	-	-	-
2.10%	1	-	1,121	207	105	-	1,896	1,248
2.15%	1,044	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	110	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	645	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	225
2.50%	-	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$9,487	$4,614	$19,707	$12,781	$7,315	$12,528	$34,617	$69,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	NVMM2	NOVMH2	NOVPI2	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3

0.45%	$33,035	$10	$98	$105	$780	$3,606	$-	$957
0.65%	1,838	-	-	-	4	1,561	-	-
0.70%	68	-	-	-	-	-	-	-
0.80%	1	-	-	-	-	-	-	-
0.85%	251	-	-	-	214	212	-	84
0.90%	89	-	-	-	-	-	-	-
0.95%	119	-	-	-	-	-	-	116
1.00%	399	-	-	-	-	-	-	80
1.05%	47	-	-	-	-	-	-	-
1.10%	244	-	-	-	-	-	-	-
1.15%	429,208	-	1,091	244	9,768	7,616	2,370	15,155
1.20%	30	-	-	-	-	-	-	-
1.25%	160,712	608	3,929	356	4,741	6,240	-	4,749
1.30%	-	-	-	-	-	-	-	-
1.35%	763,598	12	5,220	906	28,765	28,704	1,430	38,912
1.40%	150,112	-	7	412	5,769	2,518	1,887	9,023
1.45%	20,118	311	575	-	17	1,264	-	38
1.50%	-	-	-	-	-	-	-	-
1.55%	266,328	749	12,295	109	3,410	12,946	303	2,812
1.60%	310,861	807	4,273	121	2,803	7,229	457	4,728
1.65%	322,618	41	107,763	338	244	6,185	-	878
1.80%	100,516	-	5,068	1,241	502	5,651	-	2,185
1.85%	20,002	14	1,486	-	18	278	-	33
1.90%	221,534	4,906	4,342	221	4,493	4,683	-	2,761
1.95%	56,470	-	30,297	26	271	4,900	-	391
2.00%	14,108	-	1,647	-	145	809	-	272
2.05%	1,785	-	-	-	-	7,140	-	-
2.10%	99,811	-	1,554	-	624	3,127	-	1,067
2.15%	42,945	-	1,253	4	14	1,603	-	4
2.20%	6,071	-	896	-	-	114	-	-
2.25%	-	-	-	-	-	1,385	-	-
2.30%	21,824	-	914	-	-	768	-	-
2.35%	3,720	-	429	-	130	14,554	-	44
2.40%	2,482	-	-	-	-	96	-	-
2.45%	18,693	-	-	-	159	1,561	-	791
2.50%	5,418	-	-	-	-	5,648	-	15
2.55%	126	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$3,075,181	$7,458	$183,137	$4,083	$62,871	$130,398	$6,447	$85,095

	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVFA2	SBTRP

0.45%	$-	$400	$-	$396	$422	$795	$1,394	$-
0.65%	-	-	-	133	27	112	222	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	360	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	102	-	148	-	199	-
1.00%	-	-	80	-	-	79	190	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	5,879	24,427	13,311	13,530	2,802	9,524	-
1.20%	-	-	-	-	-	-	-	-
1.25%	-	694	-	980	590	246	5,128	-
1.30%	64	-	-	-	-	-	-	33
1.35%	-	669	48,745	23,422	26,328	2,389	5,768	-
1.40%	-	106	17,565	9,579	6,574	215	2,019	-
1.45%	-	42	-	455	5	69	34	-
1.50%	-	-	-	-	-	-	-	-
1.55%	-	88	9,923	3,509	7,313	457	3,941	-
1.60%	-	50	2,453	1,507	3,181	1,467	1,554	-
1.65%	-	2,322	-	3,572	568	658	480	-
1.80%	-	951	-	1,621	1,691	52	4,624	-
1.85%	-	87	-	3	-	-	2	-
1.90%	-	653	-	3,791	4,865	74	295	-
1.95%	-	65	-	1,087	1,076	1,001	652	-
2.00%	-	599	-	155	885	-	170	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	277	-	1,808	1,519	-	-	-
2.15%	-	-	-	-	-	-	4	-
2.20%	-	781	-	-	806	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	736	-	-	1,798	-	-	-
2.35%	-	-	-	142	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	231	-	512	1,299	-	193	-
2.50%	-	-	-	20	10	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$64	$14,630	$103,295	$66,003	$72,995	$10,416	$36,393	$33

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	SBVI	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD	PMVEBD	PMVGBD

0.45%	$-	$774	$4,923	$967	$3,698	$2,867	$7,734	$3,653
0.65%	-	21	1,452	7	2,431	154	1,605	211
0.70%	-	-	-	-	-	94	62	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	15	2	1	25	68	53
0.90%	-	-	-	-	-	-	-	-
0.95%	-	30	-	-	-	-	196	211
1.00%	-	-	79	-	-	-	396	36
1.05%	-	-	8	-	-	-	48	8
1.10%	-	-	-	-	-	-	-	-
1.15%	-	13,756	5,109	15,057	27,709	3,117	17,997	7,482
1.20%	-	3	-	-	-	-	-	-
1.25%	-	1,354	2,468	2,515	9,914	6,183	4,702	5,106
1.30%	26,247	-	-	-	-	-	-	-
1.35%	-	11,507	11,650	31,084	59,021	8,349	28,406	26,540
1.40%	-	1,048	1,875	2,392	5,746	1,381	3,081	6,667
1.45%	-	4,688	78	13	850	419	443	1,450
1.50%	-	-	-	-	-	-	-	-
1.55%	-	8,118	7,496	25,882	26,230	2,172	10,335	6,878
1.60%	-	2,172	2,898	3,404	26,469	9,440	15,490	7,114
1.65%	-	25,914	922	33,978	38,368	4,214	10,728	13,238
1.80%	-	11,842	845	11,968	7,705	1,216	4,667	820
1.85%	-	169	945	769	680	239	3,352	332
1.90%	-	3,213	3,088	39,753	46,410	2,974	12,049	7,408
1.95%	-	2,558	433	9,720	9,961	633	2,930	3,035
2.00%	-	3,686	760	328	2,677	148	1,946	296
2.05%	-	-	-	6,859	-	-	-	-
2.10%	-	740	1,597	1,885	4,907	71	7,798	1,400
2.15%	-	1,058	112	1,779	8,107	7	1,087	269
2.20%	-	180	-	399	805	149	-	10
2.25%	-	-	-	1,353	-	-	-	-
2.30%	-	-	-	362	41	138	-	-
2.35%	-	138	556	13,734	434	387	20	-
2.40%	-	-	-	1,558	760	369	44	-
2.45%	-	620	201	1,413	3,479	43	869	357
2.50%	-	101	56	5,437	126	-	213	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,247	$93,690	$47,566	$212,618	$286,529	$44,789	$136,266	$92,574

	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30	PROBNK	PROBM

0.45%	$18,668	$703	$1,251	$9	$13,317	$100	$79	$20
0.65%	301	-	699	-	1,904	54	-	191
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	53	-	12	-	252	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	298	56	114	-	-	-	-	-
1.00%	95	-	-	-	16	-	-	-
1.05%	-	-	-	-	55	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	63,419	5,899	3,881	1,230	29,478	1,527	869	524
1.20%	-	-	-	75	-	-	-	-
1.25%	35,146	2,317	13,918	1,710	28,079	698	544	679
1.30%	-	-	-	-	-	-	-	-
1.35%	146,985	14,558	10,252	1,823	93,964	5,261	4,204	3,623
1.40%	16,103	1,587	1,479	251	3,236	36	307	5
1.45%	862	129	8,191	286	10,873	195	141	-
1.50%	-	-	-	-	-	-	-	-
1.55%	46,835	3,550	4,400	2,722	59,204	1,384	1,532	1,149
1.60%	44,999	2,392	1,506	183	51,142	2,347	1,044	118
1.65%	231,674	122	3,459	428	74,433	146	1,725	1,117
1.80%	24,549	401	2,516	174	15,253	837	979	646
1.85%	1,938	132	35	49	1,893	579	47	77
1.90%	9,045	8,522	1,024	3,844	40,768	2,135	664	5,377
1.95%	38,592	29	585	169	33,152	263	166	331
2.00%	794	133	1,180	101	4,855	82	1,122	-
2.05%	-	-	-	-	-	-	-	-
2.10%	4,342	223	329	1,183	6,702	1,702	2,569	620
2.15%	8,388	-	135	8,998	2,505	131	176	655
2.20%	-	-	-	4	43	-	20	47
2.25%	-	-	-	-	-	-	-	-
2.30%	39	-	-	13	25	8	-	-
2.35%	27	-	17	2	90	-	38	25
2.40%	-	-	-	-	-	-	-	-
2.45%	974	-	432	59	488	-	109	88
2.50%	-	-	-	-	-	-	21	10
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$694,126	$40,753	$55,415	$23,313	$471,727	$17,485	$16,356	$15,302

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM	PROE30	PROFIN

0.45%	$2,166	$457	$2,737	$202	$285	$825	$217	$-
0.65%	368	198	6	-	-	117	49	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	52	404	4	4	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	3	-	15	486	-	3	3	-
1.05%	-	-	-	-	-	1	1	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,053	834	9,498	1,193	679	5,671	119	1,078
1.20%	-	-	-	-	-	-	-	-
1.25%	709	10,483	4,866	1,045	1,035	3,903	220	409
1.30%	-	-	-	-	-	-	-	-
1.35%	3,560	2,978	11,757	1,505	1,781	9,786	716	582
1.40%	81	210	1,131	43	23	760	233	97
1.45%	166	176	59	526	671	140	14	147
1.50%	-	-	-	-	-	-	-	-
1.55%	2,431	2,142	3,979	1,764	3,060	4,058	1,017	789
1.60%	9,490	682	32,986	387	6,935	4,774	918	956
1.65%	1,587	2,039	13,595	1,242	2,595	1,220	192	555
1.80%	386	693	8,741	1,569	3,665	1,899	386	1,222
1.85%	159	9	2,586	74	266	828	557	14
1.90%	1,032	942	11,036	1,370	5,779	2,040	980	2,698
1.95%	245	819	660	1	272	354	273	755
2.00%	120	14	394	5	488	363	47	89
2.05%	-	-	-	-	-	-	-	-
2.10%	139	1,527	728	110	1,081	664	22	602
2.15%	908	1,255	2,004	302	1,015	46	34	27
2.20%	48	86	160	1	-	19	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	11	640	1,569	398	406	-	10	-
2.35%	41	47	508	-	134	18	10	16
2.40%	134	36	-	59	133	14	-	34
2.45%	127	125	2,925	3	-	154	-	8
2.50%	-	9	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,964	$26,401	$111,940	$12,337	$30,707	$37,661	$6,022	$10,080

	PROHC	PROIND	PROINT	PRONET	PROJP	PRON	PROOG	PROPHR

0.45%	$97	$356	$142	$-	$4	$1,789	$238	$477
0.65%	-	1	32	-	3	248	977	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	55	-	-	38	-	17	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	503	-	-	-	-	18	-	-
1.05%	-	-	-	-	-	4	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,680	1,330	4,343	237	930	7,715	2,605	1,521
1.20%	-	-	-	-	-	-	-	-
1.25%	1,611	373	1,240	490	253	2,227	5,635	941
1.30%	-	-	-	-	-	-	-	-
1.35%	2,243	1,489	13,343	160	2,434	6,173	15,058	2,482
1.40%	248	1,591	682	98	27	1,450	592	178
1.45%	59	60	54	-	2	383	211	34
1.50%	-	-	-	-	-	-	-	-
1.55%	2,392	417	1,239	1,174	37	4,300	4,931	2,870
1.60%	3,763	2,949	1,732	25	43	4,484	1,481	2,219
1.65%	2,061	3,370	1,838	276	88	2,451	2,855	2,239
1.80%	4,417	1,768	944	339	1,173	2,043	789	905
1.85%	183	62	403	-	192	1,262	6	30
1.90%	3,448	6,799	8,157	96	49	3,888	14,781	1,695
1.95%	51	61	563	58	3	420	162	87
2.00%	338	234	231	98	6	338	18	310
2.05%	-	-	-	-	-	-	-	-
2.10%	370	654	558	145	159	2,511	752	473
2.15%	1,053	108	146	62	13	470	1,719	951
2.20%	-	5	-	-	-	50	3	61
2.25%	-	-	-	-	-	-	-	-
2.30%	407	1,039	1,125	2	4	1,158	714	407
2.35%	41	65	3	-	-	237	435	37
2.40%	121	37	-	-	-	-	-	36
2.45%	7	27	719	-	-	785	16	331
2.50%	861	-	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,009	$22,795	$37,494	$3,298	$5,420	$44,421	$53,978	$18,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN	PROSN	PROTEC

0.45%	$216	$610	$3,289	$9	$51	$9	$50	$363
0.65%	1,795	4	196	-	-	-	-	10
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	4	-	-	-	-	450
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	121	-	-	-	2	505
1.05%	-	-	2	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	4,373	2,113	1,229	18	287	250	384	957
1.20%	-	-	-	-	-	-	26	-
1.25%	1,375	2,389	1,421	79	428	253	431	1,109
1.30%	-	-	-	-	-	-	-	-
1.35%	6,027	6,086	755	418	1,844	979	899	3,736
1.40%	595	222	330	46	62	653	20	139
1.45%	347	75	211	3	18	1	100	112
1.50%	-	-	-	-	-	-	-	-
1.55%	11,636	3,503	1,366	2,837	405	408	1,149	2,315
1.60%	2,088	5,811	1,862	193	5,845	5,657	425	1,849
1.65%	11,955	2,379	1,690	423	191	52	446	5,463
1.80%	6,002	1,959	3,438	137	228	492	951	3,882
1.85%	362	74	103	69	163	117	88	79
1.90%	768	10,267	19	522	715	965	1,291	5,545
1.95%	333	256	86	16	80	91	127	1,001
2.00%	921	363	1,155	16	73	247	-	39
2.05%	-	-	-	-	-	-	-	-
2.10%	1,356	773	2,978	35	248	1,181	373	590
2.15%	670	956	161	16	31	359	18	244
2.20%	1	38	48	-	6	16	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	69	10	-	-	205	263	146	351
2.35%	-	93	25	4	23	39	-	2
2.40%	239	145	-	37	-	-	-	38
2.45%	8	239	82	-	126	49	25	-
2.50%	-	432	9	-	-	9	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$51,136	$38,797	$20,580	$4,878	$11,029	$12,090	$6,951	$28,779

	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RVAAS	RVACS	RVAMS

0.45%	$49	$3,124	$603	$223	$141	$45	$371	$45
0.65%	-	199	1	-	-	-	207	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	7	-	182	184	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	112	-	472	27	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	80	-	-	-
1.15%	222	7,927	2,994	3,664	13,875	779	5,886	10,704
1.20%	-	-	111	-	-	-	-	-
1.25%	9,787	5,578	465	1,324	1,959	308	9,903	5,847
1.30%	-	-	-	-	-	-	-	-
1.35%	1,924	12,579	11,977	4,349	19,104	2,341	4,937	23,112
1.40%	148	3,580	66	268	1,382	177	2,318	4,880
1.45%	315	104	-	488	314	-	96	-
1.50%	-	-	-	-	-	-	-	-
1.55%	1,040	8,561	2,537	1,140	10,846	288	748	5,414
1.60%	1,544	15,484	437	999	14,191	776	1,782	5,121
1.65%	713	2,285	523	2,994	1,929	2,073	11	1,033
1.80%	639	8,182	3,534	2,943	693	-	840	931
1.85%	44	26	587	89	11	9	-	-
1.90%	1,057	3,781	1,772	1,873	10,606	53	-	243
1.95%	54	217	119	967	966	1,645	1,394	254
2.00%	98	3,116	130	708	231	153	-	24
2.05%	-	-	-	1,730	-	-	-	-
2.10%	484	5,747	107	814	1,142	12	599	-
2.15%	153	878	8,674	1,362	16	-	1,320	-
2.20%	-	12	36	227	45	444	-	-
2.25%	-	-	-	335	-	-	214	-
2.30%	-	67	374	1,519	749	2,472	-	1,303
2.35%	29	44	124	3,447	55	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	25	588	1,232	5	-	-	-
2.50%	-	-	37	1,356	-	69	-	-
2.55%	-	-	-	-	43	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$18,300	$81,635	$35,796	$34,705	$78,594	$11,644	$30,626	$58,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD

0.45%	$1,483	$50	$96	$605	$46	$313	$43	$211
0.65%	-	-	7	-	-	5	-	94
0.70%	-	-	-	164	-	-	-	24
0.80%	-	-	-	-	-	-	-	2
0.85%	87	-	-	-	-	-	-	-
0.90%	-	-	-	16	-	43	-	-
0.95%	-	35	-	-	-	-	-	-
1.00%	31	-	-	-	-	20	-	35
1.05%	-	-	-	-	-	-	-	-
1.10%	133	-	-	-	-	-	-	-
1.15%	19,843	47,728	7,347	24,445	28,504	15,836	30,715	17,637
1.20%	-	-	12	-	-	27	-	39
1.25%	2,951	4,051	609	3,443	3,224	4,387	3,368	6,140
1.30%	-	-	-	-	-	-	-	-
1.35%	50,302	30,698	9,533	28,536	23,392	38,637	22,321	25,503
1.40%	6,577	2,937	3,539	9,706	1,364	12,235	1,713	2,894
1.45%	492	-	238	24	-	358	-	197
1.50%	-	-	-	-	-	-	-	-
1.55%	23,571	6,539	1,655	6,387	6,162	8,890	13,195	5,834
1.60%	2,857	7,018	4,089	5,109	9,419	8,254	18,836	4,649
1.65%	1,302	5,582	3,256	3,788	4,883	4,040	11,590	3,514
1.80%	208	2,246	1,012	1,384	1,333	3,131	2,394	1,740
1.85%	6	-	305	145	-	251	4,472	389
1.90%	1,349	11,203	3,745	3,180	11,881	10,080	30,879	2,894
1.95%	1,051	4,252	874	729	4,085	1,182	16,572	381
2.00%	455	7,868	490	399	6,134	541	5,331	409
2.05%	-	-	-	-	-	-	-	-
2.10%	725	1,254	1,430	1,438	988	4,741	4,000	1,003
2.15%	64	10,227	442	217	4,112	1,159	3,896	234
2.20%	129	304	-	181	1,158	-	6,159	8
2.25%	-	-	-	-	-	-	-	-
2.30%	181	4,660	163	9	981	168	3,581	670
2.35%	30	-	12	-	19	69	187	576
2.40%	147	883	76	3	491	39	96	51
2.45%	6	14,565	942	322	5,163	779	3,333	607
2.50%	-	6,249	117	178	5,170	1,071	15,674	-
2.55%	160	-	-	-	-	-	-	20
2.85%	-	-	-	-	-	-	-	-

	$114,140	$168,349	$39,989	$90,408	$118,509	$116,256	$198,355	$75,755

	RCPF	RVLDD	RVDFA	RVDSR	RELF	RENF	RESF	RLCE

0.45%	$395	$221	$88	$433	$8	$307	$134	$245
0.65%	1	4	-	-	-	1	5	27
0.70%	158	-	-	-	88	203	-	-
0.80%	-	-	-	-	-	-	2	-
0.85%	72	-	-	139	-	-	-	3
0.90%	106	-	-	-	31	18	-	-
0.95%	120	-	153	160	-	-	-	-
1.00%	13	-	-	-	-	-	-	3
1.05%	-	-	-	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	29,122	31,867	23,881	42,173	8,342	28,070	27,080	12,698
1.20%	15	-	-	-	-	3	7	22
1.25%	3,178	6,302	4,642	5,482	323	8,494	7,704	575
1.30%	-	-	-	-	-	-	-	-
1.35%	34,143	21,248	49,247	86,391	11,210	42,997	30,596	10,777
1.40%	13,949	2,805	10,419	29,090	4,776	15,585	8,719	2,264
1.45%	248	57	52	195	-	205	645	14
1.50%	-	-	1	1	-	-	-	-
1.55%	7,209	5,966	62,412	47,391	1,603	5,983	9,990	1,784
1.60%	5,608	2,112	12,693	28,683	1,111	7,862	5,499	11,623
1.65%	5,461	3,030	6,166	6,557	783	7,401	6,119	781
1.80%	1,971	4,115	696	2,248	375	6,578	5,021	547
1.85%	24	496	2	7,890	31	262	480	742
1.90%	5,248	3,580	2,514	3,225	1,208	5,378	4,533	283
1.95%	707	2,197	21,753	2,989	168	2,395	1,496	52
2.00%	405	440	2,158	4,041	12	456	154	127
2.05%	-	-	-	-	-	-	-	-
2.10%	2,415	1,271	554	245	586	2,343	2,304	259
2.15%	374	1,421	1,378	1,386	-	1,080	646	60
2.20%	304	8	-	403	158	179	116	-
2.25%	-	-	210	-	-	-	-	-
2.30%	1,049	127	5,795	3,427	-	650	319	-
2.35%	7	3	556	-	-	14	197	-
2.40%	114	182	-	45	-	83	-	-
2.45%	1,531	386	-	-	112	1,282	274	-
2.50%	950	909	7,896	358	142	542	385	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$114,897	$88,747	$213,266	$272,952	$31,067	$138,371	$112,425	$42,887

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RFSF	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF

0.45%	$90	$13,400	$489	$34	$45	$6,268	$9	$53
0.65%	1	1,564	72	1	-	690	-	-
0.70%	90	47	81	116	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	521	65	36	-	130	-	-
0.90%	-	-	37	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	9	12	-	-	13	-	24
1.05%	-	54	-	-	-	18	-	-
1.10%	-	36	-	-	-	-	-	-
1.15%	12,631	54,356	19,841	11,045	7,687	9,797	1,461	4,974
1.20%	3	-	7	3	-	-	-	28
1.25%	2,323	19,992	4,206	1,350	3,043	4,449	148	1,560
1.30%	-	-	-	-	-	-	-	-
1.35%	16,299	65,535	31,424	14,772	14,250	7,976	2,368	16,559
1.40%	5,720	10,472	13,114	10,365	11,027	1,949	949	1,150
1.45%	439	1,532	1,379	222	46	30	-	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,035	21,928	7,587	5,622	3,274	4,883	2,423	3,927
1.60%	3,148	31,463	5,345	3,047	2,287	5,686	1,149	395
1.65%	1,180	41,553	1,201	486	1,809	12,745	120	963
1.80%	1,075	8,682	3,139	104	7,943	4,743	79	178
1.85%	131	1,484	123	39	78	798	18	-
1.90%	3,441	11,191	9,050	4,034	4,606	3,099	4,164	363
1.95%	54	13,146	231	202	604	3,463	173	226
2.00%	742	2,834	559	58	222	578	159	60
2.05%	-	-	-	-	-	-	-	-
2.10%	897	7,360	413	32	8,557	2,104	43	175
2.15%	152	537	639	-	2,957	604	1,396	1,301
2.20%	171	65	158	239	15	45	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	30	64	108	60	79	12	47	21
2.35%	107	33	6	-	47	25	-	-
2.40%	7	64	37	-	-	-	-	-
2.45%	215	112	1,491	-	158	195	123	84
2.50%	151	297	167	601	141	193	-	-
2.55%	-	139	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$51,132	$308,470	$100,981	$52,468	$68,875	$70,493	$14,829	$32,041

	RVISC	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF

0.45%	$92	$153	$9	$58	$300	$666	$10,527	$9,617
0.65%	8	38	5	3	84	190	881	1,126
0.70%	-	-	-	178	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	5	-	-	-	110	279	312
0.90%	-	-	-	71	-	-	-	-
0.95%	-	-	-	94	-	-	-	-
1.00%	-	2	-	21	-	41	169	134
1.05%	-	-	-	-	-	-	30	30
1.10%	-	-	-	-	-	277	-	363
1.15%	3,954	13,072	5,144	19,556	15,608	23,665	25,793	28,751
1.20%	-	40	1	7	-	-	157	-
1.25%	1,295	1,883	244	857	2,241	3,572	10,935	5,286
1.30%	-	-	-	-	-	-	-	-
1.35%	12,819	38,217	4,587	29,151	16,405	23,965	23,330	31,022
1.40%	1,273	3,768	1,283	14,628	3,313	1,913	2,892	5,418
1.45%	300	265	5	199	137	387	19	234
1.50%	-	-	-	-	-	-	-	-
1.55%	6,264	14,645	2,565	6,769	6,487	15,889	11,708	12,299
1.60%	1,616	36,178	459	3,666	2,983	3,901	3,872	18,544
1.65%	1,874	8,892	234	1,413	1,408	3,788	3,853	6,792
1.80%	735	4,703	401	333	3,341	2,417	4,550	3,768
1.85%	338	1,517	281	100	122	524	1,817	1,316
1.90%	1,172	24,411	134	1,017	2,546	3,504	3,672	3,726
1.95%	1,425	483	88	80	215	9,443	1,519	1,502
2.00%	129	220	127	57	684	1,216	2,259	2,239
2.05%	-	-	-	-	-	-	-	-
2.10%	324	433	530	490	929	797	6,469	3,183
2.15%	1,008	1,196	-	232	741	1,354	921	1,302
2.20%	8	-	-	286	155	157	21	240
2.25%	-	-	-	-	-	-	-	-
2.30%	146	109	-	626	61	921	-	1
2.35%	5	-	-	-	110	86	-	53
2.40%	-	132	-	18	21	-	-	-
2.45%	246	1,099	-	643	1,238	52	312	411
2.50%	115	79	-	987	1,062	-	108	40
2.55%	-	-	-	-	-	160	-	271
2.85%	-	-	-	-	-	-	-	-

	$35,146	$151,540	$16,097	$81,540	$60,191	$98,995	$116,093	$137,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RNF	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV

0.45%	$2,200	$2,668	$1,297	$79	$371	$319	$1,082	$2,883
0.65%	143	59	353	33	87	31	190	439
0.70%	142	214	157	120	-	-	53	48
0.80%	-	-	-	-	-	-	-	-
0.85%	10	-	16	-	-	2	156	62
0.90%	-	54	73	-	-	-	71	64
0.95%	-	52	128	-	-	-	94	85
1.00%	-	4	72	19	-	-	39	15
1.05%	-	-	-	-	-	-	-	13
1.10%	385	-	56	-	237	-	-	-
1.15%	41,603	63,028	37,475	14,665	17,456	21,649	36,175	18,905
1.20%	-	99	8	9	-	8	-	-
1.25%	2,331	15,749	29,155	1,080	2,670	41,783	5,549	4,726
1.30%	-	-	-	-	-	-	-	-
1.35%	54,950	117,991	46,088	30,019	15,659	29,210	114,660	50,233
1.40%	9,916	34,907	13,924	9,370	2,208	4,808	14,140	5,788
1.45%	5	879	385	25	157	119	1,089	734
1.50%	-	-	-	-	-	-	-	-
1.55%	7,123	32,396	11,612	6,588	7,866	13,880	12,168	12,960
1.60%	4,710	25,046	26,825	1,964	4,132	6,438	10,099	13,341
1.65%	1,937	17,088	7,686	3,850	1,908	2,334	22,730	21,757
1.80%	2,936	5,803	1,905	164	3,941	3,693	5,241	4,256
1.85%	2,171	598	761	11	236	336	121	236
1.90%	6,268	12,665	3,580	7,028	1,979	3,122	48,206	18,100
1.95%	284	4,176	1,779	67	1,741	1,248	4,375	3,487
2.00%	1,185	1,530	532	93	1,617	143	457	742
2.05%	-	-	-	-	-	-	-	944
2.10%	874	6,612	2,241	564	2,487	901	1,195	2,077
2.15%	1,629	2,003	601	3	687	194	368	431
2.20%	279	366	242	237	154	997	50	11
2.25%	-	-	-	-	-	-	-	186
2.30%	1,499	853	1,566	1	111	-	4,961	2,506
2.35%	452	316	184	2	208	14	29	1,928
2.40%	58	85	-	-	169	-	-	261
2.45%	2,082	1,207	623	6	783	949	1,127	180
2.50%	193	1,331	944	194	192	134	736	754
2.55%	258	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$145,623	$347,779	$190,268	$76,191	$67,056	$132,312	$285,161	$168,152

	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF

0.45%	$1,103	$1,687	$1,211	$1,173	$38	$154	$6	$14
0.65%	54	204	153	194	1	63	1	-
0.70%	54	46	-	-	22	97	-	124
0.80%	-	-	-	-	-	-	-	-
0.85%	208	31	64	29	-	-	-	-
0.90%	73	62	-	-	29	34	30	90
0.95%	112	83	43	-	39	-	-	77
1.00%	9	12	-	2	4	-	-	7
1.05%	3	8	1	4	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	41,258	15,339	19,739	13,955	5,019	15,239	3,517	12,764
1.20%	-	-	-	-	-	-	-	-
1.25%	4,717	1,817	1,617	2,586	1,035	2,621	1,719	937
1.30%	-	-	-	-	-	-	-	-
1.35%	59,927	45,335	44,784	15,614	16,054	26,828	8,777	16,725
1.40%	12,604	4,291	5,806	2,895	1,422	9,032	2,322	7,719
1.45%	324	58	37	84	76	1,096	112	2
1.50%	-	-	-	-	-	-	-	-
1.55%	15,356	14,661	5,664	6,065	2,419	4,415	1,231	5,338
1.60%	7,129	13,292	6,901	9,580	9,043	3,719	1,349	2,211
1.65%	3,357	2,617	2,797	1,429	1,092	2,050	709	1,724
1.80%	2,666	4,457	1,974	4,730	232	1,340	614	646
1.85%	34	41	146	100	554	42	-	94
1.90%	33,656	19,876	26,697	4,142	348	6,539	905	3,134
1.95%	2,067	473	1,046	957	455	87	143	333
2.00%	349	367	300	258	945	458	60	198
2.05%	-	-	-	-	-	-	-	-
2.10%	2,245	592	831	1,512	1,360	914	906	520
2.15%	394	145	76	156	104	257	-	9
2.20%	44	-	-	2	6	183	-	184
2.25%	-	-	-	-	-	-	-	-
2.30%	3,699	1,384	-	1,374	74	1,141	-	430
2.35%	3	22	13	2	4	-	-	3
2.40%	-	14	14	-	-	-	-	74
2.45%	1,603	-	328	334	41	317	-	-
2.50%	835	-	-	14	106	422	17	775
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$193,883	$126,914	$120,242	$67,191	$40,522	$77,048	$22,418	$54,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	RUTL	RVWDL	VWHA	VWAR	WRASP	RVASA	SBIEP

0.45%	$514	$26	$7	$-	$2,526	$-	$-
0.65%	39	9	-	-	91	-	-
0.70%	-	-	-	-	-	-	-
0.80%	2	-	-	-	58	-	-
0.85%	175	-	-	-	-	-	-
0.90%	54	-	-	-	-	-	-
0.95%	-	-	-	-	136	-	-
1.00%	5	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-
1.15%	20,698	2,041	1,716	217	40,712	5,596	-
1.20%	19	84	-	-	-	-	-
1.25%	3,529	2,038	1,027	24,917	17,434	1,827	-
1.30%	-	-	-	-	-	-	301
1.35%	32,039	2,503	2,654	1,266	67,184	3,678	-
1.40%	10,936	519	594	24	23,892	266	-
1.45%	238	284	126	2,174	573	66	-
1.50%	-	-	-	-	-	-	-
1.55%	5,564	809	1,308	1,062	30,260	8,042	-
1.60%	4,012	962	1,416	72	18,843	754	-
1.65%	3,251	698	526	494	36,461	398	-
1.80%	1,293	69	539	735	8,833	4,694	-
1.85%	33	24	-	2	1,217	2	-
1.90%	5,860	839	1,798	71	11,256	1,709	-
1.95%	2,189	222	2,106	-	8,073	1,597	-
2.00%	470	80	105	11	1,294	34	-
2.05%	-	-	1,108	-	-	-	-
2.10%	3,779	11	695	-	1,819	939	-
2.15%	642	-	-	970	2,441	-	-
2.20%	30	-	299	-	1,101	-	-
2.25%	-	-	204	-	-	-	-
2.30%	82	1	103	-	1,943	-	-
2.35%	19	-	2,255	-	158	54	-
2.40%	46	-	169	135	-	-	-
2.45%	414	-	516	-	3,446	-	-
2.50%	598	74	882	-	100	-	-
2.55%	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-

	$96,530	$11,293	$20,153	$32,150	$279,851	$29,656	$301

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $3,988,848 and $2,358,052, respectively, and total transfers from the Account to the fixed account were $3,966,306 and $2,238,727, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,254,693 and $786,878 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $311,456 and $468,231 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,754,142 and $3,459,757 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,146,524,354	$0	$0	$1,146,524,354

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

	Purchases of Investments	Sales of Investments
Global Allocation V.I. Fund - Class III (MLVGA3)	$8,332,569	$13,142,402
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	637,614	2,140,141
Dynamic VP HY Bond Fund (DXVHY)	63,374,027	28,950,471
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	697,569	156,505
Emerging Markets Debt Portfolio - Class II (MSEMB)	1,426,204	511,564
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	514,298	357,464
Global Real Estate Portfolio - Class II (VKVGR2)	1,624,916	298,801
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	7,321,790	3,613,875
Federated NVIT High Income Bond Fund - Class III (HIBF3)	8,862,518	75,980,710
NVIT Emerging Markets Fund - Class III (GEM3)	1,281,882	818,370
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	214,141	411,463
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	2,036,197	1,719,767
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,455,629	803,659
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	6,172,063	4,588,457
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	2,504,896	2,991,863
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	695,970	1,039,541
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	1,869,022	867,311
NVIT Core Plus Bond Fund - Class II (NVLCP2)	17,558,437	13,254,021
NVIT Nationwide Fund - Class III (TRF3)	901,811	356,821
NVIT Government Bond Fund - Class III (GBF3)	5,954,854	11,809,711
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	409,038	1,022,019
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)	768,704	238,212
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)	312,857	304,244
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	3,971,667	5,560,088
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	3,968,767	6,644,663
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	527,400	2,803,130
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	3,169,684	3,501,282
NVIT Money Market Fund - Class I (SAM)	61,577	5,097
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	918,294	786,235
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	444,364	254,831
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,565,309	884,903
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	759,400	338,977
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	31,365	87,707
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	1,602,326	1,538,588
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,032,052	245,790
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	230,964	282,121
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	686,084	532,235
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	513,712	756,367
NVIT Short Term Bond Fund - Class II (NVSTB2)	7,877,543	5,800,477
NVIT Money Market Fund - Class II (NVMM2)	755,354,904	793,466,018
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,411,497	132,740
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	38,484,389	12,563,922
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	5,276,671	2,563,706
VP Income & Growth Fund - Class III (ACVIG3)	1,943,827	2,746,098
American Century VP Inflation Protection Fund - Class II (ACVIP2)	10,135,007	7,005,839
VP Ultra(R) Fund - Class III (ACVU3)	64,975	233,097
VP Value Fund - Class III (ACVV3)	1,982,975	2,676,676
Quality Bond Fund II - Primary Shares (FQB)	201	77
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	1,240,861	696,978
VIP Contrafund Portfolio - Service Class 2 R (FC2R)	710,572	2,214,403
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	2,485,162	1,436,364
VIP Growth Portfolio - Service Class 2 R (FG2R)	2,011,997	2,503,146
VIP High Income Portfolio - Service Class 2R (FHI2R)	3,191,352	568,966
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	4,800,977	3,866,578
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)	0	34,772
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)	45,461	310,309
All Asset Portfolio - Advisor Class (PMVAAD)	14,269,731	6,593,228
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	1,953,763	5,566,371
Low Duration Portfolio - Advisor Class (PMVLAD)	45,261,410	37,153,829
Total Return Portfolio - Advisor Class (PMVTRD)	48,369,906	26,105,127
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	6,577,535	7,785,836
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	14,249,100	8,596,839
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	8,895,266	11,273,006
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	146,143,143	149,063,723
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	1,911,950	3,916,153
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	4,124,350	7,468,918
VP UltraShort NASDAQ-100 (PROUSN)	63,511,683	62,729,473
Access VP High Yield Fund (PROAHY)	210,165,835	153,574,067
VP Asia 30 (PROA30)	25,397,235	24,398,797
VP Banks (PROBNK)	8,703,427	7,468,628
VP Basic Materials (PROBM)	7,648,114	6,332,006
VP Bear (PROBR)	18,490,448	18,969,273
VP Biotechnology (PROBIO)	12,808,739	6,908,352
VP Bull (PROBL)	97,272,493	89,443,358

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

VP Consumer Goods (PROCG)		2,695,155	2,262,875
VP Consumer Services (PROCS)		3,814,268	3,564,864
VP Emerging Markets (PROEM)		21,370,741	19,547,623
VP Europe 30 (PROE30)		7,228,029	5,463,767
VP Financials (PROFIN)		6,686,874	6,230,374
VP Health Care (PROHC)		10,695,503	10,156,449
VP Industrials (PROIND)		5,342,689	4,358,093
VP International (PROINT)		6,279,915	5,680,978
VP Internet (PRONET)		1,456,479	1,010,325
VP Japan (PROJP)		10,287,518	9,259,312
VP NASDAQ-100 (PRON)		43,196,133	41,569,880
VP Oil and Gas (PROOG)		10,651,989	10,238,625
VP Pharmaceuticals (PROPHR)		5,775,563	7,765,111
VP Precious Metals (PROPM)		14,157,478	13,805,074
VP Real Estate (PRORE)		13,897,515	11,125,072
VP Rising Rates Opportunity (PRORRO)		126,547,740	125,576,882
VP Semiconductor (PROSCN)		4,398,408	4,382,421
VP Short Emerging Markets (PROSEM)		11,300,851	11,475,796
VP Short International (PROSIN)		9,040,727	9,786,133
VP Short NASDAQ-100 (PROSN)		11,921,077	11,865,761
VP Technology (PROTEC)		5,838,608	4,874,504
VP Telecommunications (PROTEL)		9,686,729	5,656,443
VP U.S. Government Plus (PROGVP)		179,586,723	178,873,926
VP UltraNASDAQ-100 (PROUN)		28,762,011	30,207,508
VP Utilities (PROUTL)		11,214,694	11,117,923
Global Managed Futures Strategy (RVMFU)		1,453,828	4,273,404
Variable Fund - All-Asset Aggressive Strategy (RVAAS)		839,980	891,282
Variable Fund - All Asset Conservative Strategy (RVACS)		3,174,233	2,334,860
Variable Fund - All-Asset Moderate Strategy (RVAMS)		1,224,199	1,743,131
Variable Fund - U.S. Long Short Momentum (RSRF)		1,007,371	2,728,504
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)		2,179,040	3,726,132
Variable Trust - Banking Fund (RBKF)		21,103,569	18,411,938
Variable Trust - Basic Materials Fund (RBMF)		26,079,628	25,769,682
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)		1,759,467	2,745,276
Variable Trust - Biotechnology Fund (RBF)		33,427,171	34,650,094
Variable Fund - CLS AdvisorOne Clermont (RVCLR)		7,951,551	4,450,994
Variable Trust - Commodities Strategy Fund (RVCMD)		8,360,427	9,528,389
Variable Trust - Consumer Products Fund (RCPF)		38,062,859	39,586,561
Variable Trust - Dow 2x Strategy Fund (RVLDD)		34,398,811	38,870,605
Variable Fund - DWA Flexible Allocation (RVDFA)		451,273	6,304,103
Variable Fund - DWA Sector Rotation (RVDSR)		1,367,430	10,882,486
Variable Trust - Electronics Fund (RELF)		25,800,234	25,675,591
Variable Trust - Energy Fund (RENF)		32,317,457	31,983,987
Variable Trust - Energy Services Fund (RESF)		34,813,495	35,830,081
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		25,595,392	21,012,185
Variable Trust - Financial Services Fund (RFSF)		15,623,906	14,823,046
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		234,991,192	241,221,498
Variable Trust - Health Care Fund (RHCF)		33,954,511	33,954,419
Variable Trust - Internet Fund (RINF)		10,324,747	10,005,330
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		64,063,127	62,705,373
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		118,541,200	117,874,412
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		7,179,610	7,300,574
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		45,218,228	44,441,142
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		77,284,634	78,137,560
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		84,591,087	84,956,062
Variable Trust - Japan 2x Strategy Fund (RLCJ)		16,480,698	15,364,955
Variable Trust - Leisure Fund (RLF)		6,762,109	6,751,330
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		23,205,215	22,112,166
Variable Fund - Multi-Hedge Strategies (RVARS)		5,405,622	3,450,215
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		89,828,376	91,912,361
Variable Trust - NASDAQ-100(R) Fund (ROF)		83,502,230	84,048,957
Variable Trust - Nova Fund (RNF)		88,087,120	91,202,119
Variable Trust - Precious Metals Fund (RPMF)		61,951,433	62,732,640
Variable Trust - Real Estate Fund (RREF)		51,099,419	48,787,497
Variable Trust - Retailing Fund (RRF)		28,750,080	33,781,020
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		44,615,428	45,217,171
Variable Trust - S&P 500 2x Strategy Fund (RTF)		90,340,592	97,284,821
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		49,844,508	49,199,012
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		52,358,095	55,820,973
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		26,494,560	17,784,982
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		21,006,888	32,520,392
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		28,183,588	24,197,434
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		16,911,365	16,847,908
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		29,384,824	28,613,038
Variable Trust - Technology Fund (RTEC)		22,040,674	21,483,663
Variable Trust - Telecommunications Fund (RTEL)		31,746,932	32,781,957
Variable Trust - Transportation Fund (RTRF)		23,483,326	23,280,745
Variable Trust - Utilities Fund (RUTL)		44,255,857	47,963,362
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		5,252,753	5,256,179
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		2,243,764	725,632
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)		946,078	218,469
Variable Insurance Portfolios - Asset Strategy (WRASP)		18,771,988	17,861,078
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)		1,279,755	4,511,918
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)		56	91,885

	Total	$4,246,388,877	$4,206,244,849

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Allocation V.I. Fund - Class III (MLVGA3)
2012	0.45% to 2.45%	1,703,212	$11.22 to $ 10.63	$18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Dynamic VP HY Bond Fund (DXVHY)
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
2008	1.15% to 2.05%	1,358,208	8.00 to 8.02	10,847,383	7.81%	-28.93% to -29.61%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class III (TRF3)
2012	0.45% to 2.30%	83,029	$11.94 to $ 13.14	$1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
2008	1.15% to 2.00%	50,588	8.18 to 7.73	403,227	1.35%	-42.22% to -42.78%
NVIT Government Bond Fund - Class III (GBF3)
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
2008	1.15% to 2.05%	1,445,042	13.06 to 12.30	18,516,569	4.28%	6.49% to 5.55%
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
2008	1.15% to 2.05%	619,874	9.01 to 8.64	5,462,939	2.00%	-37.61% to -38.25%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
2008	1.15% to 2.05%	698,779	10.74 to 10.29	7,404,922	3.32%	-7.25% to -8.10%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%
2008	1.15% to 2.05%	1,744,209	9.81 to 9.41	16,869,176	2.83%	-24.25% to -24.98%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
2008	1.15% to 2.05%	1,069,845	9.40 to 9.01	9,930,470	2.56%	-32.18% to -32.85%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
2008	1.15% to 2.05%	657,880	10.30 to 9.88	6,676,541	2.99%	-16.00% to -16.79%
NVIT Money Market Fund - Class I (SAM)
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.15% to 1.60%	18,910	$16.60 to $ 16.33	$311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
2008	1.15% to 1.85%	36,528	6.69 to 6.37	240,525	0.00%	-47.07% to -47.54%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%
2008	1.15% to 2.05%	53,479	9.35 to 8.80	489,197	1.06%	-32.99% to -33.68%
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
2008	1.15% to 2.05%	148,984	9.78 to 9.20	1,434,159	0.83%	-38.87% to -39.51%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Money Market Fund - Class II (NVMM2)
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
2008	1.15% to 2.05%	343,435	8.99 to 8.46	3,028,849	2.18%	-35.34% to -36.01%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
2008	1.15% to 2.05%	96,850	7.19 to 6.76	680,708	0.00%	-42.19% to -42.77%
VP Value Fund - Class III (ACVV3)
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%
2008	1.15% to 2.05%	586,741	10.30 to 9.70	5,923,371	2.50%	-27.62% to -28.36%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2012	1.30%	302	$17.05	$5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund Portfolio - Service Class 2 R (FC2R)
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
2008	1.15% to 2.05%	1,277,175	10.41 to 9.80	13,048,585	0.57%	-43.35% to -43.92%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
2008	1.15% to 2.05%	640,409	8.11 to 7.63	5,107,279	1.96%	-43.48% to -44.08%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
2008	1.15% to 2.05%	418,788	7.13 to 6.71	2,932,438	0.23%	-47.92% to -48.44%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
2008	1.30%	1,436	16.92	24,293	0.81%	-37.40%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
2008	1.30%	329,358	6.20	2,040,812	1.27%	-36.46%
All Asset Portfolio - Advisor Class (PMVAAD)
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2012	0.45% to 2.45%	4,473,575	$12.44 to $ 11.79	$54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
Access VP High Yield Fund (PROAHY)
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Internet (PRONET)
2012	1.15% to 2.15%	51,684	$10.02 to $ 9.85	$514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil and Gas (PROOG)
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NASDAQ-100 (PROSN)
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
2008	1.15% to 2.15%	193,966	9.72	1,885,881	0.00%	-2.76% to -2.81%	****
Variable Fund - All-Asset Aggressive Strategy (RVAAS)
2012	0.45% to 2.30%	51,471	11.18 to 10.64	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - All Asset Conservative Strategy (RVACS)
2012	0.45% to 2.25%	274,533	$10.80 to $ 10.29	$2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Fund - U.S. Long Short Momentum (RSRF)
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
2008	0.80% to 2.90%	2,101,946	6.49 to 8.32	19,467,186	0.00%	-41.21% to -42.50%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
2008	0.45% to 2.90%	1,041,892	5.98 to 6.10	6,552,835	0.41%	-43.35% to -44.80%
Variable Trust - Banking Fund (RBKF)
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%
2008	0.80% to 2.90%	2,475,430	4.86 to 4.25	15,764,043	0.22%	-41.64% to -43.04%
Variable Trust - Basic Materials Fund (RBMF)
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
2008	0.45% to 2.45%	541,731	6.05 to 12.07	6,959,272	0.18%	-45.64% to -46.77%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
2008	0.80% to 2.90%	371,153	6.21 to 5.99	2,273,127	1.10%	-42.60% to -43.87%
Variable Trust - Biotechnology Fund (RBF)
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
2008	0.65% to 2.90%	3,205,648	9.37 to 9.33	25,300,919	0.00%	-12.35% to -14.36%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
2008	0.80% to 2.90%	175,719	7.12 to 7.00	1,265,177	0.56%	-30.63% to -32.15%
Variable Trust - Commodities Strategy Fund (RVCMD)
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
2008	0.45% to 2.90%	2,197,097	6.05 to 4.42	10,151,821	1.91%	-49.25% to -50.49%
Variable Trust - Consumer Products Fund (RCPF)
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
2008	0.45% to 2.90%	1,447,943	8.23 to 8.66	17,640,235	0.21%	-23.73% to -25.64%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
2008	0.80% to 2.90%	3,022,231	3.65 to 4.63	15,820,875	1.87%	-62.02% to -62.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - DWA Flexible Allocation (RVDFA)
2012	0.45% to 2.50%	1,212,032	$8.86 to $ 8.38	$10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Variable Trust - Electronics Fund (RELF)
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
2008	0.80% to 2.40%	106,957	4.47 to 4.21	485,237	0.00%	-50.51% to -51.42%
Variable Trust - Energy Fund (RENF)
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
2008	0.45% to 2.45%	637,157	6.10 to 13.60	9,294,850	0.00%	-46.28% to -47.38%
Variable Trust - Energy Services Fund (RESF)
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
2008	0.45% to 2.90%	639,951	4.55 to 7.78	8,884,329	0.00%	-57.79% to -58.86%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%
2008	1.15% to 2.35%	843,627	8.53 to 7.82	7,068,608	0.49%	-55.38% to -56.01%
Variable Trust - Financial Services Fund (RFSF)
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
2008	1.15% to 2.35%	654,279	6.30 to 5.77	4,044,436	0.00%	-48.64% to -49.40%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
2008	0.80% to 2.90%	1,869,412	15.76 to 14.18	34,074,962	2.82%	43.67% to 40.71%
Variable Trust - Health Care Fund (RHCF)
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
2008	0.80% to 2.90%	2,444,993	7.58 to 8.33	21,619,236	0.00%	-25.46% to -27.09%
Variable Trust - Internet Fund (RINF)
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
2008	0.80% to 2.40%	76,853	5.63 to 8.37	692,546	0.00%	-45.32% to -46.28%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
2008	0.65% to 2.45%	499,333	16.09 to 9.17	4,788,981	0.37%	59.79% to 57.04%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
2008	0.65% to 2.15%	747,249	6.36 to 5.35	4,190,087	0.36%	-30.66% to -31.75%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2012	1.15% to 2.15%	163,777	$3.39 to $ 3.11	$532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
2008	0.80% to 2.85%	424,757	13.48 to 8.95	4,030,502	0.99%	33.35% to 30.68%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
2008	1.15% to 2.15%	627,733	6.18 to 5.72	3,805,228	0.27%	46.32% to 44.91%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
2008	0.45% to 2.20%	329,174	12.61 to 8.65	2,961,396	0.77%	24.13% to 22.04%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
2008	1.15% to 2.45%	839,808	9.00 to 8.16	7,388,507	0.18%	37.65% to 35.94%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%
2008	0.65% to 2.90%	677,085	6.05 to 7.04	5,044,057	0.37%	-33.41% to -35.03%
Variable Trust - Leisure Fund (RLF)
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
2008	1.15% to 2.45%	50,985	8.95 to 8.14	447,214	0.00%	-49.68% to -50.44%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
2008	0.80% to 2.90%	837,538	4.31 to 5.25	7,756,084	0.00%	-55.20% to -56.25%
Variable Fund - Multi-Hedge Strategies (RVARS)
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
2008	0.80% to 2.90%	2,285,393	8.11 to 8.29	19,728,175	0.49%	-19.37% to -21.11%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
2008	0.80% to 2.90%	2,777,616	2.97 to 3.56	9,530,939	0.16%	-72.82% to -73.49%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
2008	0.80% to 2.45%	581,368	6.11 to 8.05	5,040,754	0.12%	-42.38% to -43.39%
Variable Trust - Nova Fund (RNF)
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
2008	0.80% to 2.90%	2,615,083	4.41 to 5.15	15,360,297	0.34%	-54.84% to -55.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Precious Metals Fund (RPMF)
2012	0.45% to 2.50%	885,640	$10.48 to $ 10.24	$19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
2008	0.45% to 2.85%	1,769,536	7.12 to 10.43	28,379,283	0.00%	-38.84% to -40.38%
Variable Trust - Real Estate Fund (RREF)
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
2008	0.80% to 2.85%	882,234	5.44 to 8.77	9,127,867	0.54%	-42.11% to -43.42%
Variable Trust - Retailing Fund (RRF)
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
2008	0.65% to 2.85%	1,375,393	5.93 to 6.60	11,397,360	0.00%	-33.38% to -34.96%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
2008	0.65% to 2.90%	956,562	4.62 to 5.29	8,283,723	0.18%	-51.68% to -52.89%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%
2008	1.15% to 2.45%	3,510,537	4.33 to 3.92	14,914,874	0.00%	-68.35% to -68.89%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
2008	0.80% to 2.90%	862,172	6.05 to 6.08	5,672,872	0.00%	-40.31% to -41.64%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
2008	0.80% to 2.90%	729,421	4.71 to 5.33	4,552,990	1.11%	-49.07% to -50.26%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
2008	0.45% to 2.90%	629,723	6.49 to 7.11	5,081,722	0.00%	-36.43% to -38.06%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
2008	0.80% to 2.45%	511,572	5.21 to 6.98	3,743,691	0.00%	-44.08% to -45.10%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
2008	0.45% to 2.90%	805,732	6.33 to 6.63	6,530,777	0.00%	-34.61% to -36.30%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
2008	0.80% to 2.90%	920,313	4.70 to 5.04	5,629,689	0.95%	-43.95% to -45.26%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2012	1.00% to 2.30%	567,154	$6.61 to $ 5.28	$3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
2008	0.80% to 2.85%	652,158	9.57 to 7.89	5,357,764	0.00%	4.72% to 2.50%
Variable Trust - Technology Fund (RTEC)
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
2008	1.15% to 2.40%	456,034	8.04 to 7.33	3,600,906	0.00%	-46.04% to -46.79%
Variable Trust - Telecommunications Fund (RTEL)
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
2008	0.80% to 2.40%	347,588	5.15 to 5.65	2,122,714	0.10%	-45.78% to -46.74%
Variable Trust - Transportation Fund (RTRF)
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
2008	0.80% to 2.90%	1,626,125	6.38 to 7.60	18,128,427	0.00%	-25.86% to -27.51%
Variable Trust - Utilities Fund (RUTL)
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%
2008	0.45% to 2.90%	2,807,582	7.53 to 9.13	24,479,885	0.46%	-29.89% to -31.66%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
2008	1.15% to 2.15%	311,567	11.36 to 11.00	3,511,666	0.00%	-13.25% to -14.09%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
2008	1.35% to 2.00%	7,573	9.87	74,748	2.15%	-1.27% to -1.31%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
2008	1.30%	7,937	9.08	72,083	3.01%	-44.14%
NVIT Mid Cap Growth Fund - Class III (obsolete) (SGRF3)
2008	1.15% to 1.85%	83,241	7.56 to 7.21	620,814	0.00%	-46.72% to -47.18%
NVIT Money Market Fund II (obsolete) (SAM2)
2008	0.45% to 2.90%	34,269,411	10.22 to 10.01	352,153,977	1.16%	0.78% to -1.69%
Variable Trust: International Opportunity Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
2008	0.80% to 2.90%	992,693	6.43 to 6.33	6,342,715	0.00%	-35.73% to -36.70%	****
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
2008	0.80% to 2.90%	222,483	5.71 to 6.04	1,400,633	1.74%	-39.45% to -40.83%
Variable Trust: Hedged Equity Fund (obsolete) (RVHEQ)
2008	0.80% to 2.90%	1,302,678	7.59 to 7.83	10,594,467	2.15%	-24.45% to -26.10%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Western Asset Variable Money Market Portfolio (obsolete) (SBMMP)
2009	1.30%	14,536	$13.41	$194,892	0.17%	-1.08%
2008	1.30%	6,991	13.55	94,751	2.57%	1.28%

2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			519,480
2009	Contract owners equity:			$1,061,727,245
2008	Reserves for annuity contracts in payout phase:			841,754
2008	Contract owners equity:			$943,091,391

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2012. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, in 2012 the Company changed its method of accounting for insurance contract acquisition costs and applied the new method retrospectively.

/s/ KPMG LLP

Columbus, Ohio

March 1, 2013

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Revenues
Policy charges	$1,670	$1,506	$1,399
Premiums	635	531	484
Net investment income	1,825	1,844	1,825
Net realized investment gains (losses)	350	(1,609)	(236)
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(67)	(162)	(394)
Non-credit portion of loss recognized in other comprehensive income	36	95	174
Net other-than-temporary impairment losses recognized in operations	(31)	(67)	(220)
Other revenues	7	3	2

Total revenues	$4,456	$2,208	$3,254

Benefits and expenses
Interest credited to policyholder account values	$1,038	$1,033	$1,056
Benefits and claims	1,227	1,062	873
Policyholder dividends	54	67	78
Amortization of deferred policy acquisition costs	575	65	299
Interest expense	68	70	55
Other expenses, net of deferrals	795	760	722

Total benefits and expenses	$3,757	$3,057	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$699	$(849)	$171
Federal income tax expense (benefit)	99	(427)	12

Net income (loss)	$600	$(422)	$159
Less: Loss attributable to noncontrolling interest, net of tax	(61)	(56)	(60)

Net income (loss) attributable to Nationwide Life Insurance Company	$661	$(366)	$219

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Net income (loss)	$600	$(422)	$159

Other comprehensive income, net of tax
Changes in:
Net unrealized gains on available-for-sale securities	571	317	600
Net unrealized (losses) gains on derivatives used in cash flow hedging relationships	(5)	12	18

Total other comprehensive income, net of tax	$566	$329	$618

Total comprehensive income (loss)	$1,166	$(93)	$777

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(61)	(56)	(60)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$1,227	$(37)	$837

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2012	2011
		(As Adjusted)
Assets
Investments
Fixed maturity securities, available-for-sale	$31,811	$29,201
Mortgage loans, net of allowance	5,827	5,748
Policy loans	980	1,008
Short-term investments	1,034	1,125
Other investments	639	586

Total investments	$40,291	$37,668
Cash and cash equivalents	62	49
Accrued investment income	566	560
Deferred policy acquisition costs	3,249	3,487
Value of business acquired	224	238
Goodwill	200	200
Other assets	4,138	4,590
Separate account assets	71,440	65,194

Total assets	$120,170	$111,986

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,154	$35,252
Short-term debt	300	777
Long-term debt	1,038	991
Other liabilities	4,507	4,230
Separate account liabilities	71,440	65,194

Total liabilities	$113,439	$106,444

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	3,410	2,789
Accumulated other comprehensive income	1,252	686

Total shareholder’s equity	$6,384	$5,197
Noncontrolling interest	347	345

Total equity	$6,731	$5,542

Total liabilities and equity	$120,170	$111,986

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2009	$4	$1,718	$3,510	$(266)	$4,966	$351	$5,317
Cumulative effect of adoption of accounting principle	$—	$—	$(565)	$(4)	$(569)	$—	$(569)

Adjusted balance as of December 31, 2009	$4	$1,718	$2,945	$(270)	$4,397	$351	$4,748
Cumulative effect of adoption of accounting principle	—	—	(9)	9	—	46	46
Comprehensive income (loss):
Net income (loss)	—	—	219	—	219	(60)	159
Other comprehensive income	—	—	—	618	618	—	618

Total comprehensive income (loss)	—	—	219	618	837	(60)	777
Change in noncontrolling interest	—	—	—	—	—	18	18

Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2012	2011	2010
		(As Adjusted)	(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$600	$(422)	$159
Adjustments to net income (loss):
Net realized investment (gains) losses	(350)	1,609	236
Net other-than-temporary impairment losses recognized in earnings	31	67	220
Interest credited to policyholder account values	1,038	1,033	1,056
Capitalization of deferred policy acquisition costs	(470)	(604)	(501)
Amortization of deferred policy acquisition costs	575	65	299
Amortization and depreciation	80	48	(2)
Deferred tax expense (benefit)	243	(482)	103
Changes in:
Policy liabilities	(548)	(608)	(579)
Derivatives, net	(490)	(364)	(254)
Other, net	(84)	(265)	(51)

Net cash provided by operating activities	$625	$77	$686

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$2,909	$2,705	$3,251
Proceeds from sales of available-for-sale securities	796	1,585	2,168
Purchases of available-for-sale securities	(5,167)	(6,176)	(5,910)
Proceeds from repayments of mortgage loans	1,048	1,124	996
Issuance and purchases of mortgage loans	(1,114)	(751)	(373)
Net decrease (increase) in short-term investments	98	(61)	(44)
Collateral (paid) received, net	(208)	359	(23)
Other, net	(12)	104	(29)

Net cash (used in) provided by investing activities	$(1,650)	$(1,111)	$36

Cash flows from financing activities:
Net change in short-term debt	$(477)	$477	$150
Proceeds from issuance of long-term debt	13	13	272
Cash dividend paid to Nationwide Financial Services, Inc.	(40)	—	—
Investment and universal life insurance product deposits	5,566	5,314	4,540
Investment and universal life insurance product withdrawals	(4,063)	(5,024)	(5,405)
Other, net	39	(34)	9

Net cash provided by (used in) financing activities	$1,038	$746	$(434)

Net increase (decrease) in cash and cash equivalents	$13	$(288)	$288
Cash and cash equivalents, beginning of period	49	337	49

Cash and cash equivalents, end of period	$62	$49	$337

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2012, 2011 and 2010

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC”, or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2012 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and Nationwide Investment Services Corporation (“NISC”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2012 and 2011, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts which are not subject to significant mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment) risk. These include individual and group variable and fixed deferred annuities in the accumulation phase and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits plus investment performance and interest credited less applicable contract charges.

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC, value of business acquired (“VOBA”) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for a discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are carried at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions during the second quarter. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.6% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2012 and 2011, 86% and 84%, respectively, of fixed maturity securities were priced using independent pricing services.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other. Mortgage loans are carried at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific impairment reserve charges are recorded in other-than-temporary impairment losses. In the event a loan-specific impairment reserve charge is reversed, the recovery is recorded in other-than-temporary impairment losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve charges are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, customer bank loans, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or short-term investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are related to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests are recorded in the accompanying consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Income (loss) attributable to noncontrolling interests is excluded from the net income (loss) attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s investments, indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value. These instruments are classified with the lowest priority in the fair value hierarchy. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives. These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years. The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company categorizes assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (“Provident”) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition. The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in AOCI. This adjustment to VOBA represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2012 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2012 (5% in 2011 and 2010), 40% of the number of life insurance policies in force in 2012 (42% in 2011 and 45% in 2010). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance. The Company adopted this guidance retrospectively, effective January 1, 2012, which resulted in a reduction to total equity of $569 million, net of taxes, as of December 31, 2009.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

	Year ended December 31, 2010
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$396	$299	$97
Other expenses, net of deferrals	$592	$722	$(130)
Federal income tax expense	$24	$12	$12
Net income attributable to Nationwide Life Insurance Company	$240	$219	$(21)

The following table summarizes the impact of the retrospective change in accounting principle on the consolidated balance sheet as of the date indicated:

	December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Deferred policy acquisition costs	$4,425	$3,487	$(938)
Other assets[1]	$4,348	$4,590	$242
Other liabilities[1]	$4,316	$4,230	$(86)
Retained earnings	$3,459	$2,789	$(670)
Accumulated other comprehensive income[2]	$626	$686	$60

[1]	Change relates to the Company’s net deferred tax liability position moving to a net deferred tax asset on the consolidated balance sheets.
[2]	Represents the adjustments to DAC related to unrealized gains and losses on securities available-for-sale.

Subsequent Events

The Company evaluated subsequent events through March 1, 2013, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting. The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets. The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity. This guidance changes the consolidation guidance applicable to a VIE. It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

Pending Accounting Standards

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. In January 2013, the FASB issued ASU 2013-01, which clarifies the scope of these disclosures. The Company will adopt both ASUs retrospectively for interim and annual periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosures only and will have no impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The amendments are effective prospectively for the Company’s annual and interim periods beginning January 1, 2013. The adoption of this guidance will result in increased disclosure and may impact the presentation of the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts. Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income product, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration. Lifetime Income is the only living benefit guarantee offered on new variable annuity contract sales.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2012				December 31, 2011
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
GMDB:
Return of net deposits	$836	$14,963	$24	64	$999	$11,749	$175	63
Minimum return or anniversary contract value	2,048	29,787	561	68	2,233	28,754	1,882	67

Total GMDB	$2,884	$44,750	$585	66	$3,232	$40,503	$2,057	66

GMAB Return of net deposits	$165	$3,230	$12	64	$342	$4,138	$149	65
GLWB Minimum return or anniversary contract value	$128	$22,031	$613	65	$380	$17,533	$573	65
GMIB Minimum return or anniversary contract value	$49	$514	$1	65	$50	$556	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the reserve balances for variable annuity contracts with guarantees, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
GLWB	$600	$1,624
GMAB	$57	$218
GMDB	$65	$80
GMIB	$2	$3

Paid claims for GMDBs were $30 million and $40 million for the years ended December 31, 2012 and 2011, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2012 and 2011.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Mutual funds:
Bond	$5,634	$5,117
Domestic equity	35,277	31,618
International equity	2,614	2,447

Total mutual funds	$43,525	$39,182
Money market funds	1,225	1,321

Total[1]	$44,750	$40,503

[1]

Excludes $26.7 billion and $24.7 billion as of December 31, 2012 and 2011, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2012 and 2011.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. This no -lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $216 million and $162 million as of December 31, 2012 and 2011, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2012 and 2011.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2012	$992	$328	$12,321	56
December 31, 2011	$843	$311	$9,777	58

[1]

The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Balance at beginning of year	$3,487	$3,125	$3,107
Capitalization of DAC	470	604	501
Amortization of DAC, excluding unlocks	(525)	(200)	(290)
Amortization of DAC related to unlocks	(50)	135	(9)
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(133)	(177)	(184)

Balance at end of year	$3,249	$3,487	$3,125

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2012, the Company incurred additional DAC amortization of $50 million related to the financial services operations as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million related to the financial services operations as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Value of Business Acquired

The following table summarizes changes in the VOBA balance for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of year	$238	$259	$277
Amortization of VOBA, excluding unlocks	(22)	(29)	(33)
Amortization of VOBA related to unlocks	8	16	13
Net realized gains on investments	2	2	1
Adjustments to VOBA related to unrealized gains and losses on securities available-for-sale	(2)	(10)	1

Balance at end of year	$224	$238	$259

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $16 million, $17 million and $18 million during the years ended December 31, 2012, 2011 and 2010, respectively. Additionally, the VOBA gross carrying amount was $583 million and $585 million and accumulated amortization was $359 million and $347 million as of December 31, 2012 and 2011, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA
2013	$20
2014	$16
2015	$15
2016	$14
2017	$13

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states and political subdivisions	1,722	281	1	2,002
Debt securities issued by foreign governments	98	20	—	118
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Collateralized debt obligations	393	28	86	335
Other asset-backed securities	140	17	1	156

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$506	$124	$—	$630
Obligations of states and political subdivisions	1,501	177	—	1,678
Debt securities issued by foreign governments	102	18	—	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213

Total fixed maturity securities	$27,477	$2,334	$610	$29,201
Equity securities	19	2	1	20

Total available-for-sale securities	$27,496	$2,336	$611	$29,221

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell debt securities in an unrealized loss position. Investment losses, however, may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2012. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,394	$1,433
Due after one year through five years	7,316	7,993
Due after five years through ten years	8,295	9,283
Due after ten years	5,659	6,607

Subtotal	$22,664	$25,316
Residential mortgage-backed securities	4,506	4,667
Commercial mortgage-backed securities	1,219	1,337
Collateralized debt obligations	393	335
Other asset-backed securities	140	156

Total fixed maturity securities	$28,922	$31,811

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,894	$1,725
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	(4)	(8)

Net unrealized gains on available-for-sale securities, before adjustments and taxes	$2,890	$1,717
Adjustment to DAC and VOBA[1]	(482)	(347)
Adjustment to future policy benefits and claims	(295)	(183)
Adjustment to policyholder dividend obligation	(177)	(132)
Deferred federal income tax expense	(672)	(362)

Net unrealized gains on available-for-sale securities	$1,264	$693

[1]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$693	$376
Unrealized gains and losses arising during the period:
Net unrealized gains on available-for-sale securities before adjustments	990	896
Non-credit impairments and subsequent changes in fair value of those debt securities[1]	178	(11)
Net adjustments to DAC and VOBA[2]	(135)	(187)
Net adjustment to future policy benefits and claims	(112)	(210)
Net adjustment to policyholder dividend obligation	(45)	(42)
Related federal income tax expense	(308)	(147)

Change in unrealized gains on available-for-sale securities	$568	$299

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($2 and $10 as of December 31, 2012 and 2011, respectively)	(3)	(18)

Change in net unrealized gains on available-for-sale securities	$571	$317

Balance at end of year	$1,264	$693

[1]	The non-credit portion of other-than-temporary impairments was $(48) million and $(226) million as of December 31, 2012 and 2011, respectively.
[2]	The 2011 balance reflects a change in accounting principle, as described in Note 2.

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Collateralized debt obligations	27	1	5	151	85	36	178	86	41
Other asset-backed securities	326	4	23	296	32	46	622	36	69

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

December 31, 2011
Fixed maturity securities:
Corporate public securities	$1,460	$62	150	$309	$49	54	$1,769	$111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	501	15	54	357	48	53	858	63	107

Total fixed maturity securities	$2,317	$88	266	$2,142	$522	386	$4,459	$610	652
Equity securities	7	1	10	—	—	31	7	1	41

Total	$2,324	$89	276	$2,142	$522	417	$4,466	$611	693

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2012			December 31, 2011
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$18	$85	$103	$83	$158	$241
Less than 80.0%
Residential mortgage-backed securities	—	50	50	—	191	191
Collateralized debt obligations	—	72	72	1	121	122
Other	—	36	36	5	52	57

Total	$18	$243	$261	$89	$522	$611

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows is equal to or greater than the amortized cost basis of the securities. These unrealized losses represent temporary fluctuations in non-credit factors that are not indicative of other-than-temporary impairment.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Amortized cost:
Loans with non-specific reserves	$5,820	$5,672
Loans with specific reserves	51	136

Total amortized cost	$5,871	$5,808
Valuation allowance:
Non-specific reserves	$33	$33
Specific reserves	11	27

Total valuation allowance	$44	$60

Mortgage loans, net of allowance	$5,827	$5,748

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2012	December 31, 2011
Balance at beginning of year	$60	$96
Current period provision	1	25
Recoveries[1]	(15)	(7)
Charge offs and other	(2)	(54)

Balance at end of year	$44	$60

[1]	Includes recoveries on sales and increases in the valuations of loans with specific reserves.

The following table summarizes impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Amortized cost	$13	$26	$12	$—	$—	$51
Specific reserves	(2)	(7)	(2)	—	—	$(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$—	$40

December 31, 2011
Amortized cost	$8	$31	$20	$—	$77	$136
Specific reserves	(1)	(9)	(8)	—	(9)	(27)

Carrying value of impaired mortgage loans, net of allowance	$7	$22	$12	$—	$68	$109

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class, for the years ended:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
December 31, 2012
Average recorded investment	$9	$20	$11	$—	$34	$74
Interest income recognized	$1	$2	$1	$—	$6	$10
December 31, 2011
Average recorded investment	$7	$33	$23	$10	$91	$164
Interest income recognized	$1	$5	$3	$—	$8	$17

As of December 31, 2012 and 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Warehouse	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted-average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

December 31, 2011:
Apartment	$805	$245	$89	$1,139	$1,112	$23	$4	$1,139
Warehouse	1,015	123	149	1,287	1,153	53	81	1,287
Office	595	104	76	775	656	69	50	775
Retail	1,878	220	147	2,245	2,074	104	67	2,245
Other	172	63	127	362	284	11	67	362

Total	$4,465	$755	$588	$5,808	$5,279	$260	$269	$5,808

Weighted-average DSC ratio	1.77	1.29	1.15	1.64	n/a	n/a	n/a	n/a

Weighted-average LTV ratio	n/a	n/a	n/a	n/a	68%	81%	89%	69%

While the loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Securities Lending

The fair value of loaned securities was $130 million and $103 million as of December 31, 2012 and 2011, respectively. The Company received $133 million and $105 million of cash collateral on securities lending as of December 31, 2012 and 2011, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit and Pledged as Collateral

Available-for-sale securities with a carrying value of $9 million and $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2012 and 2011, respectively. Additionally, available-for-sale securities with a carrying value of $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other financing agreements as of December 31, 2012. The Company had no amount pledged as collateral as of December 31, 2011. These securities primarily are included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $859 million and $796 million in Tax Credit Funds to unrelated third parties as of December 31, 2012 and 2011, respectively. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027. The Company held immaterial reserves on these transactions as of December 31, 2012 and 2011. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $288 million. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. Net assets of all consolidated VIEs totaled $347 million and $345 million as of December 31, 2012 and 2011, respectively, which was composed primarily of other long-term investments of $348 million and $310 million as of December 31, 2012 and 2011, respectively. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two Tax Credit Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation. Previously, the Company was not deemed the primary beneficiary. As the managing member of the Tax Credit funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds. The impact of consolidation was an increase to noncontrolling interest of $46 million.

Unconsolidated VIEs

In addition to the consolidated VIEs described above, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $222 million and $220 million as of December 31, 2012 and 2011, respectively. In addition, the Company has made commitments for further investments in these VIEs of $66 million and $131 million as of December 31, 2012 and 2011, respectively.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Fixed maturity securities, available-for-sale	$1,506	$1,502	$1,474
Mortgage loans	366	370	396
Policy loans	53	56	55
Other	(45)	(34)	(41)

Gross investment income	$1,880	$1,894	$1,884

Investment expenses	55	50	59

Net investment income	$1,825	$1,844	$1,825

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Net derivative gains (losses)	$314	$(1,636)	$(385)
Realized gains on sales	48	64	176
Realized losses on sales	(23)	(45)	(43)
Other	11	8	16

Net realized investment gains (losses)	$350	$(1,609)	$(236)

Proceeds from the sale of available-for-sale securities were $796 million, $1.6 billion and $2.2 billion during the years ended December 31, 2012, 2011 and 2010, respectively. Gross gains of $47 million, $50 million and $172 million and gross losses of $20 million, $39 million and $17 million were realized on sales of available-for-sale securities during the years ended December 31, 2012, 2011 and 2010, respectively.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments, for the years ended:

(in millions)	Total	Included in other comprehensive income	Net
December 31, 2012
Fixed maturity securities	$68	$(36)	$32
Mortgage loans	(14)	—	(14)
Other	13	—	13

Other-than-temporary impairment losses	$67	$(36)	$31

December 31, 2011
Fixed maturity securities	$135	$(95)	$40
Mortgage loans	25	—	25
Other	2	—	2

Other-than-temporary impairment losses	$162	$(95)	$67

December 31, 2010
Fixed maturity securities	$330	$(174)	$156
Equity securities	5	—	5
Mortgage loans	59	—	59

Other-than-temporary impairment losses	$394	$(174)	$220

The following table summarizes cumulative credit losses, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Cumulative credit loss at beginning of year[1]	$328	$340	$417
New credit losses	18	8	31
Incremental credit losses	10	29	116
Losses related to securities included in the beginning balance sold or paid down during the period	(67)	(49)	(202)
Losses related to securities included in the beginning balance for which there was a change in intent	—	—	(22)

Cumulative credit loss at end of year[1]	$289	$328	$340

[1]

Cumulative credit losses are defined as the amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. To mitigate this risk, the Company uses cross-currency swaps and futures. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management. The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on specific corporate creditors. These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain liabilities and

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to economically hedge certain guaranteed benefit obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to economically hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps and futures are used to economically hedge foreign currency-denominated assets and liabilities and

•	credit default swaps are used to either buy or sell credit protection on a specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2012 and 2011, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total Return Swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$11	$145	$29	$310
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,182	$21,732	$2,142	$20,955
Equity contracts	1,004	7,162	—	—
Total Return Swaps	10	892	37	2,409
Other derivative contracts	1	13	7	17

Total derivative positions[1]	$3,208	$29,944	$2,215	$23,691

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company’s derivative positions, primarily offset by master netting agreements and collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company held cash collateral from derivative counterparties of $798 million and $1.0 billion, respectively. The Company did not hold securities as off-balance sheet collateral as of December 31, 2012 and 2011. As of December 31, 2012 and 2011, the Company had posted cash collateral of $228 million and $223 million, respectively, and pledged securities with a fair value of $148 million and $152 million, respectively, with derivative counterparties.

The fair value of embedded derivatives on life and annuity programs was $748 million and $1.9 billion as of December 31, 2012 and 2011, respectively, which is included in future policy benefits and claims in the consolidated balance sheets.

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Derivatives designated and qualifying as hedging instruments	$(1)	$(4)	$(9)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(125)	$(44)	$(39)
Equity contracts	(665)	(45)	(389)
Total return swaps	(343)	(17)	(136)
Other derivative contracts	(1)	(6)	(20)
Net interest settlements	53	34	16

Total derivative losses[1]	$(1,082)	$(82)	$(577)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,185	(1,674)	98
Other revenue on guaranteed benefit annuity programs	211	120	94

Change in embedded derivative liabilities and related fees	$1,396	$(1,554)	$192

Net realized derivative gains (losses)	$314	$(1,636)	$(385)

[1]

Included in total derivative losses are economic hedging losses of $827 million, gains of $1.0 billion, and losses of $347 million related to the guaranteed benefit annuity programs for the years ended December 31, 2012, 2011 and 2010, respectively.

[2]

As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on guaranteed benefit annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 includes updated assumptions in lapse, mortality, withdrawal behavior and benefit utilization. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2011 includes updated assumptions in lapse, mortality and withdrawal behavior. Refer to Note 2 for further discussion of the annual review of DAC model assumptions.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(8)	Fair Value Measurements

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states and political subdivisions	—	2,002	—	2,002
Debt securities issued by foreign governments	73	45	—	118
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Collateralized debt obligations	—	53	282	335
Other asset-backed securities	—	147	9	156

Total fixed maturity securities at fair value	$1,150	$29,464	$1,197	$31,811
Equity securities	—	12	8	20
Short-term investments	45	989	—	1,034
Trading securities	—	—	54	54

Total other investments at fair value	$45	$1,001	$62	$1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(657)	$(657)
Indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2012
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,209	$2	$13	$69	$(187)	$40	$(374)	$772
Collateralized debt obligations	247	2	53	36	(56)	—	—	282
Other fixed maturity securities	135	—	11	2	(13)	11	(3)	143

Total fixed maturity securities at fair value[2]	$1,591	$4	$77	$107	$(256)	$51	$(377)	$1,197
Other investments at fair value	43	16	3	—	—	—	—	62
Derivative assets[3]	1,004	(353)	—	350	(179)	—	—	822
Separate account assets	1,952	73	—	—	—	—	—	2,025

Assets at fair value	$4,590	$(260)	$80	$457	$(435)	$51	$(377)	$4,106

Liabilities
Future policy benefits and claims:
Living benefits	$(1,842)	$1,185	$—	$—	$—	$—	$—	$(657)
Indexed products	(63)	(28)	—	—	—	—	—	(91)

Total future policy benefits and claims	$(1,905)	$1,157	$—	$—	$—	$—	$—	$(748)
Derivative liabilities[3]	(6)	1	—	—	—	—	—	(5)

Liabilities at fair value	$(1,911)	$1,158	$—	$—	$—	$—	$—	$(753)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.

[2]	Non-binding broker quotes were utilized to determine fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represent changes in the sources used to price certain securities and the Company’s assumptions related to the observability of certain inputs.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees incorporates many inputs, including significant unobservable inputs for mortality, lapse rates, wait period and benefit utilization. The Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated as the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a standard deterministic approach.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2012:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	70%-100%
Non-performance risk	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]

To reflect non-performance risk, benefits paid to policyholders are assumed to be reduced by 10% within the discounted cash flows projection whenever the S&P index is simulated to go below a certain threshold designed to represent non-performance.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

Higher non-performance risk tends to decrease the value of the liability and lower non-performance risk tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.6 billion and $1.3 billion as of December 31, 2012 and 2011, respectively.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$620	$6	$4	$630
Obligations of states and political subdivisions	—	1,678	—	1,678
Debt securities issued by foreign governments	120	—	—	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	—	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	—	1,377	2	1,379
Collateralized debt obligations	—	55	247	302
Other asset-backed securities	—	209	4	213

Total fixed maturity securities at fair value	$1,304	$26,306	$1,591	$29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	—	1,125
Trading securities	—	—	38	38

Total other investments at fair value	$24	$1,116	$43	$1,183

Investments at fair value	$1,328	$27,422	$1,634	$30,384

Derivative assets	—	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194

Assets at fair value	$63,570	$30,626	$4,590	$98,786

Liabilities
Future policy benefits and claims:
Living benefits	$—	$—	$(1,842)	$(1,842)
Indexed products	—	—	(63)	(63)

Total future policy benefits and claims	$—	$—	$(1,905)	$(1,905)
Derivative liabilities	—	(2,209)	(6)	(2,215)

Liabilities at fair value	$—	$(2,209)	$(1,911)	$(4,120)

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011:

	Balance as of December 31, 2010	Net gains (losses)				Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2011
(in millions)		In operations[1]	In OCI	Purchases	Sales
Assets
Investments:
Fixed maturity securities:
Corporate private securities	$1,161	$(10)	$26	$161	$(242)	$163	$(50)	$1,209
Collateralized debt obligations	191	(2)	5	87	(34)	—	—	247
Other fixed maturity securities	143	5	4	57	(63)	4	(15)	135

Total fixed maturity securities at fair value	$1,495	$(7)	$35	$305	$(339)	$167	$(65)	$1,591
Other investments at fair value	45	(4)	—	5	(3)	—	—	43
Derivative assets	211	131	—	719	(57)	—	—	1,004
Separate account assets	1,805	147	—	—	—	—	—	1,952

Assets at fair value	$3,556	$267	$35	$1,029	$(399)	$167	$(65)	$4,590

Liabilities
Future policy benefits and claims:
Living benefits	$(168)	$(1,674)	$—	$—	$—	$—	$—	$(1,842)
Indexed products	(58)	(5)	—	—	—	—	—	(63)

Total future policy benefits and claims	$(226)	$(1,679)	$—	$—	$—	$—	$—	$(1,905)
Derivative liabilities	(4)	(2)	—	—	—	—	—	(6)

Liabilities at fair value	$(230)	$(1,681)	$—	$—	$—	$—	$—	$(1,911)

[1]

Net gains and losses included in operations are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder account values. The net unrealized gains on separate account assets is attributable to contractholders and therefore is not included in the Company’s earnings. The change in unrealized gains (losses) in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $154 million for derivative assets and $(1.7) million for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities. There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value on a Nonrecurring Basis

The Company measures certain mortgage loans at fair value, or fair value of the collateral, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates. Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value. Each of these methodologies is considered to represent a Level 3 fair value measurement. Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2012				December 31, 2011
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value
Assets
Investments:
Mortgage loans, net of allowance	$5,827	$5,988	$—	$5,988	$5,748	$5,861
Policy loans	$980	$980	$—	$980	$1,008	$1,008

Liabilities
Investment contracts	$20,123	$19,561	$—	$19,561	$18,318	$17,992
Short-term debt	$300	$300	$—	$300	$777	$777
Long-term debt	$1,038	$1,323	$1,282	$41	$991	$1,081

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2010	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2011	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012	$25	$175	$200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2012, 2011 and 2010. As of the 2012, 2011 and 2010 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value. The goodwill balances as of December 31, 2012 and 2011 have not been previously impaired.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
Liabilities:
Future policyholder benefits	$1,732	$1,761
Policyholder funds and accumulated dividends	142	143
Policyholder dividends payable	24	27
Policyholder dividend obligation	198	156
Other policy obligations and liabilities	32	26

Total liabilities	$2,128	$2,113

Assets:
Fixed maturity securities, available-for-sale	$1,511	$1,424
Mortgage loans, net of allowance	183	210
Policy loans	164	170
Other assets	77	105

Total assets	$1,935	$1,909

Excess of reported liabilities over assets	193	204

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$45	$42
Adjustment to policyholder dividend obligation	(45)	(42)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$193	$204

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,511	$1,424
Amortized cost	1,334	1,292
Shadow policyholder dividend obligation	(177)	(132)

Net unrealized appreciation	$—	$—

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Revenues:
Premiums	$73	$77	$83
Net investment income	98	102	101
Realized investment gains (losses)	1	(3)	(3)
Realized losses credited to policyholder benefit obligation	(5)	(1)	(1)

Total revenues	$167	$175	$180

Benefits and expenses:
Policy and contract benefits	$134	$145	$131
Change in future policyholder benefits and interest credited to policyholder accounts	(27)	(35)	(23)
Policyholder dividends	50	55	56
Change in policyholder dividend obligation	(8)	(8)	(3)
Other expenses	1	1	1

Total benefits and expenses	$150	$158	$162

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$18
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$12

Maximum future earnings from assets and liabilities:
Beginning of period	$204	$215	$227
Change during period	(11)	(11)	(12)

End of period	$193	$204	$215

Cumulative closed block earnings from inception through December 31, 2012, 2011 and 2010 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $21 million, $23 million and $31 million as of December 31, 2012, 2011 and 2010, respectively.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
$600 million commercial paper program (0.29% and 0.30%, respectively)	$300	$300
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)	$—	$477

Total short-term debt	$300	$777

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 21, 2013. The Company had $10.2 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2012. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2012 and 2011.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. LIBOR plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. As of December 31, 2012, the agreement was cancelled with no outstanding balance.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2012 and 2011.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2012 and 2011.

The amount of interest paid on short-term debt was $6 million in 2012, $5 million in 2011 and immaterial in 2010.

(12)	Long-Term Debt

The following table summarizes long-term debt, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	297	285
Other	41	6

Total long-term debt	$1,038	$991

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. The note is redeemable in full or partial amount at any time subject to proper notice and approval. A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly. Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement. The maximum amount outstanding under the agreement is $313 million in 2016. The Company made interest payments on this surplus note totaling $10 million and $9 million for the years ending December 31, 2012 and 2011, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2012, 2011 and 2010. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2012	December 31, 2011[1]	December 31, 2010[1]
Current tax (benefit) expense	$(144)	$55	$(91)
Deferred tax expense (benefit)	243	(482)	103

Total tax expense (benefit)	$99	$(427)	$12

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2012		December 31, 2011[1]		December 31, 2010[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$245	35%	$(297)	35%	$59	35%
Dividends received deduction	(75)	(11)%	(99)	12%	(50)	(29)%
Impact of noncontrolling interest	21	3%	20	(3)%	21	12%
Tax credits	(85)	(12)%	(30)	3%	(27)	(16)%
Change in tax contingency reserve	(4)	(1)%	(15)	2%	(5)	(3)%
Other, net	(3)	(1)%	(6)	1%	14	8%

Total	$99	14%	$(427)	50%	$12	7%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax receivable was $61 million and $16 million as of December 31, 2012 and 2011, respectively.

Total federal income taxes (refunded) paid were $(95) million, $121 million, and $(35) million for the years ended December 31, 2012, 2011, and 2010, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

No material changes in estimated income tax expense were recorded in 2012 or 2010. During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (“DRD”).

As of December 31, 2012, the Company has $87 million in low-income-housing credit carryforwards, which expire between 2024 and 2032, and $169 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company has $32 million in foreign tax credit carryforwards which expire between 2019 and 2022. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax (liability) asset included in other assets in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2012	December 31, 2011[1]
Deferred tax assets:
Future policy benefits and claims	$1,295	$1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330

Gross deferred tax assets	$2,155	$2,282
Valuation allowance	(18)	(18)

Net deferred tax assets	$2,137	$2,264

Deferred tax liabilities:
Deferred policy acquisition costs	$(874)	$(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)

Gross deferred tax liabilities	$(2,451)	$(2,037)

Net deferred tax (liability) asset	$(314)	$227

[1]	The balances reflect a change in accounting principle, as described in Note 2.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $18 million as of December 31, 2012 and 2011. There was no change in valuation allowance for the year ended December 31, 2012 or 2010, while there was a change of $6 million for the year ended December 31, 2011. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2012	2011	2010
Balance at beginning of period	$76	$119	$95
Additions for current year tax positions	(2)	9	18
Additions for prior years tax positions	25	—	19
Reductions for prior years tax positions	(63)	(52)	(13)

Balance at end of period	$36	$76	$119

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2008 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis. The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Statutory net income (loss)
NLIC	$764	$18	$560
NLAIC	$(65)	$(61)	$(50)

Statutory capital and surplus
NLIC	$3,837	$3,591	$3,686
NLAIC	$280	$302	$287

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. During the year ended December 31, 2011 and 2010, NLIC did not pay any dividends to NFS. As of January 1, 2013, NLIC has the ability to pay dividends to NFS totaling $724 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2012, 2011 and 2010, the Company made payments to NMIC and NSC totaling $283 million, $241 million and $250 million, respectively.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.2 billion and $3.0 billion as of December 31, 2012 and 2011, respectively. Total revenues from these contracts were $140 million, $148 million and $139 million for the years ended December 31, 2012, 2011 and 2010, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $113 million, $122 million and $115 million for the years ended December 31, 2012, 2011 and 2010, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC. For the years ended December 31, 2012, 2011 and 2010, the Company made lease payments to NMIC of $15 million, $14 million and $20 million, respectively. In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2012, 2011 and 2010 were $161 million, $203 million and $209 million, respectively, while benefits, claims and expenses ceded during these years were $167 million, $212 million and $241 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2012 and 2011, customer allocations to NFG funds totaled $45.0 billion and $39.7 billion, respectively. For the years ended December 31, 2012, 2011 and 2010, NFG paid the Company $144 million, $129 million and $103 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $854 million and $994 million as of December 31, 2012 and 2011, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2012, 2011 and 2010 were $54 million, $64 million and $61 million, respectively.

During 2012, the Company had no sales of commercial mortgage loans to NMIC. During 2011, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million to NMIC. The sale resulted in a net realized loss of $5 million in 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2012 and 2011, the Company had notes receivable outstanding of $126 million and $148 million, respectively.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

In October 2012, NLIC and NLAIC entered into a Regulatory Settlement Agreement with the Florida Office of Insurance Regulation and twenty-one other state Departments of Insurance to resolve a multi-state market conduct exam regarding claim settlement practices. The Regulatory Settlement Agreement applies prospectively and requires NLIC and NLAIC to adopt and implement additional procedures relating to the use of the Social Security Death Master File and identifying and locating beneficiaries once deaths are identified. In October 2012, NLIC and NLAIC also entered into a Global Resolution Agreement to resolve the related unclaimed property audit.

Other jurisdictions may pursue similar investigations, examinations or inquires. The results of these investigations, examinations or inquiries could result in the payment or escheatment of unclaimed death benefits, and/or changes in the Company’s practices and procedures to its claims handling and escheat processes, all of which could impact claim payments and reserves and/or result in payment of investigation costs, fines or penalties.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. The Company has until March 29, 2013 to file a notice of appeal. The Court has taken the matter under advisement. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the U.S. District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On November 6, 2009, the Court granted the plaintiff’s motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. The plaintiffs have renewed their motion for class certification. On December 18, 2012, the District Court heard oral argument on the motion for class certification. NLIC continues to defend this lawsuit vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The complaint seeks certification as a class action. NMIC and NLIC filed a motion to dismiss. By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit. On January 30, 2012, plaintiffs filed their appeal. On October 24, 2012, the Court of Appeals affirmed the dismissal. On November 9, 2012, plaintiffs filed a petition for rehearing en banc. On December 14, 2012, the Court of Appeals denied the petition for rehearing. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. NMIC and NLIC have filed an opposition memorandum.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action suit in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC. In 2008 the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy which triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed and answers of defendants are due on March 5, 2013.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2012	December 31, 2011	December 31, 2010
Premiums
Direct	$890	$832	$808
Assumed	—	—	5
Ceded	(255)	(301)	(329)

Net	$635	$531	$484

Life, accident and health insurance in force
Direct	$216,002	$209,732	$208,920
Assumed	5	5	10
Ceded	(59,895)	(60,499)	(64,755)

Net	$156,112	$149,238	$144,175

Total amounts recoverable under reinsurance contracts totaled $684 million, $704 million and $739 million as of December 31, 2012, 2011 and 2010, respectively.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; and fixed universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment; other-than-temporary impairment losses and other revenues and expenses not allocated to other segments.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	301	—	635
Net investment income	551	736	536	2	1,825
Non-operating net realized investment gains[1]	—	—	—	459	459
Other-than-temporary impairment losses	—	—	—	(31)	(31)
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,514	$452	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	615	17	1,227
Policyholder dividends	—	—	54	—	54
Amortization of DAC	185	14	150	226	575
Interest expense	—	—	—	68	68
Other operating expenses	285	163	255	92	795

Total benefits and expenses	$1,440	$634	$1,273	$410	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$241	$42	$699

Less: non-operating net realized investment gains[1]	—	—	—	(459)
Less: non-operating net other-than-temporary impairment losses	—	—	—	31
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$241	$(82)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	297	—	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses[1]	—	—	—	(1,546)	(1,546)
Other-than-temporary impairment losses	—	—	—	(67)	(67)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,459	$(1,545)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	598	(12)	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Interest expense	—	—	—	70	70
Other operating expenses	269	166	238	87	760

Total benefits and expenses	$1,199	$618	$1,176	$64	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$283	$(1,609)	$(849)

Less: non-operating net realized investment losses[1]	—	—	—	1,546
Less: non-operating net other-than-temporary impairment losses	—	—	—	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$283	$(55)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2012, 2011 and 2010

(in millions)	Individual Products and Solutions-Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2010[3]
Revenues:
Policy charges	$646	$98	$652	$3	$1,399
Premiums	209	—	275	—	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses[1]	—	—	—	(177)	(177)
Other-than-temporary impairment losses	—	—	—	(220)	(220)
Other revenues[2]	(82)	—	—	25	(57)

Total revenues	$1,342	$789	$1,437	$(314)	$3,254

Benefits and expenses:
Interest credited to policyholder accounts	$391	$424	$199	$42	$1,056
Benefits and claims	354	—	524	(5)	873
Policyholder dividends	—	—	78	—	78
Amortization of DAC	192	9	136	(38)	299
Interest expense	—	—	—	55	55
Other operating expenses	244	165	237	76	722

Total benefits and expenses	$1,181	$598	$1,174	$130	$3,083

Income (loss) before federal income taxes and noncontrolling interests	$161	$191	$263	$(444)	$171

Less: non-operating net realized investment gains[1]	—	—	—	177
Less: non-operating net other-than-temporary impairment losses	—	—	—	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(48)
Less: net loss attributable to noncontrolling interest	—	—	—	60

Pre-tax operating earnings (loss)	$161	$191	$263	$(35)

Assets as of year end	$52,786	$25,502	$22,434	$5,828	$106,550

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2012 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$597	$597
Obligations of states and political subdivisions	1,722	2,002	2,002
Debt securities issued by foreign governments	98	118	118
Public utilities	2,374	2,684	2,684
All other corporate	24,252	26,410	26,410

Total fixed maturity securities, available-for-sale	$28,922	$31,811	$31,811

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$5	$8	$8
Nonredeemable preferred stocks	10	12	12

Total equity securities, available-for-sale	$15	$20	$20

Trading assets	49	54	54
Mortgage loans, net of allowance	5,871		5,827	[1]
Policy loans	980		980
Other investments	565		565
Short-term investments	1,034		1,034

Total investments	$37,436		$40,291

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

2010
IPS - Annuity	$1,761	$10,541			$209
Retirement Plans	172	11,874			—
IPS - Life and NBSG	1,354	9,163			275
Corporate and Other	(162)	1,098			—

Total	$3,125	$32,676			$484

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

2010
IPS - Annuity	$569	$745	$192	$244
Retirement Plans	691	424	9	165
IPS - Life and NBSG	510	801	136	237
Corporate and Other	55	37	(38)	131

Total	$1,825	$2,007	$299	$777

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

[3]	The 2011 and 2010 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2012, 2011 and 2010 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance [1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance [1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

2010

Life, accident and health insurance in force	$208,920	$(64,755)	$10	$144,175	—

Premiums:
Life insurance [1]	$570	$(88)	$1	$483	0.2%
Accident and health insurance	238	(241)	4	1	NM

Total	$808	$(329)	$5	$484	1.0%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2012, 2011, and 2010 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44
2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60
2010
Valuation allowances - mortgage loans	$77	$66	$—	$47	$96

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2012.
Statement of Operations for the year ended December 31, 2012.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2012 and 2011.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2012, 2011 and 2010.
Consolidated Balance Sheets as of December 31, 2012 and 2011.
Consolidated Statements of Changes in Equity as of December 31, 2012, 2011 and 2010.
Consolidated Statements of Cash Flows for the years ended December 31, 2012, 2011 and 2010.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 3 on April 16, 2009 (File No. 333-140812) as Exhibit 1 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 4 and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.
(1)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".

(2)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, dated May 1, 1988, under document "fidifpa99h5.htm".
(3)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(4)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(5)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(6)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(7)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(8)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(9)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(10)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(11)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(12)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(13)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(14)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(15)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(16)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with pre-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(17)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 under document "rydexfundpartagreement.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreement was previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 20, 2012 with post-effective amendment number 10 of registration statement (333-140812) under Exhibit 24(b), and is hereby incorporated by reference.
(22)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012, as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 11 of registration statement (333-140812) under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectus.
(9)	Opinion of Counsel - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5, and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC3	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Community Development Corporation, LLC[3]	Ohio	The company holds investments in low-income housing funds.
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 8, 2013, was 186 and 457 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")

(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:

(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 19, 2013.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 19, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact